Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Face	Market
	Maturity	Amount	Value
Coupon	Date	($000)	($000)

Tax-Exempt Municipal Bonds (99.5%)
Alabama (2.1%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,500	1,543
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/23	6,215	7,171
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/25	6,225	7,588
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,070
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,545	1,707
Birmingham AL Special Care Facilities
Financing Authority Revenue (Ascension
Health Credit Group) PUT	1.850%	11/1/22	9,000	9,100
Birmingham AL Special Care Facilities
Financing Authority Revenue (Ascension
Health Credit Group) PUT	1.500%	5/1/20	3,730	3,736
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/23	430	484
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/24	250	291
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/25	375	447
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/26	875	1,066
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/20	765	798
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,074
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,484
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	63,855	69,241
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/23	7,280	8,220
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	40,990	45,794
1 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT, 67% of
1M USD LIBOR + 0.900%	2.510%	12/1/23	60,000	59,200
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	71,865	75,040
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	72,580	77,493
Houston County AL Health Care Authority
Revenue	5.000%	10/1/24	3,050	3,516
Houston County AL Health Care Authority
Revenue	5.000%	10/1/25	1,000	1,174
Huntsville AL Electric System Revenue	5.000%	12/1/23	250	291
Huntsville AL Electric System Revenue	5.000%	12/1/23	200	233
Huntsville AL Electric System Revenue	5.000%	12/1/24	425	509
Huntsville AL Electric System Revenue	5.000%	12/1/24	350	419

Huntsville AL Electric System Revenue	4.000%	12/1/25	200	233
Huntsville AL Electric System Revenue	5.000%	12/1/25	310	380
Huntsville AL GO	5.000%	5/1/22	1,170	1,292
Huntsville AL GO	5.000%	5/1/23	2,680	3,058
Huntsville AL GO	5.000%	5/1/24	2,815	3,311
Huntsville AL GO	5.000%	11/1/24	1,400	1,621
Huntsville AL GO	5.000%	11/1/24	1,195	1,384
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,049
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,214
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,710
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,054
Jefferson County AL GO	5.000%	4/1/23	1,040	1,171
Jefferson County AL GO	5.000%	4/1/24	5,500	6,364
Jefferson County AL GO	5.000%	4/1/25	3,920	4,646
Jefferson County AL Revenue	5.000%	9/15/19	935	939
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,303
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,752
Jefferson County AL Revenue	5.000%	9/15/22	625	695
Jefferson County AL Revenue	5.000%	9/15/23	2,500	2,862
Jefferson County AL Revenue	5.000%	9/15/24	6,725	7,896
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,393
2 Jefferson County AL Sewer Revenue, 6.600%
coupon rate effective 10/1/2023	0.000%	10/1/42 (4)	21,060	20,224
2 Jefferson County AL Sewer Revenue, 6.900%
coupon rate effective 10/1/2023	0.000%	10/1/50	10,000	9,558
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	600	653
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	1,010	1,099
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/23	950	1,063
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/24	1,355	1,555
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/25	4,150	4,861
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/26	3,025	3,615
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/21	1,745	1,825
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/22	1,225	1,307
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/23	2,000	2,179
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/24	2,500	2,759
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	49,000	53,345
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	23,460	25,624

Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/22 (15)	3,485	3,849
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,163
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,503
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/23	200	226
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/24	150	174
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/27	275	341
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/20	425	442
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/21	460	495
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/22	495	551
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/23	1,000	1,146
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/24	1,100	1,296
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/25	1,260	1,520
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/26	2,000	2,464
University of South Alabama University Facilities
Revenue	5.000%	11/1/20	1,395	1,461
University of South Alabama University Facilities
Revenue	5.000%	11/1/21	845	911
University of South Alabama University Facilities
Revenue	5.000%	10/1/22 (15)	325	360
University of South Alabama University Facilities
Revenue	5.000%	11/1/22	1,080	1,200
University of South Alabama University Facilities
Revenue	5.000%	10/1/23 (15)	500	570
University of South Alabama University Facilities
Revenue	5.000%	10/1/24 (15)	525	615
University of South Alabama University Facilities
Revenue	5.000%	10/1/26 (15)	800	979
				590,949
Alaska (0.3%)
Alaska GO	5.000%	8/1/22	5,590	6,225
Alaska GO	5.000%	8/1/25	1,435	1,620
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,462
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,755	1,967
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,702
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,517
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	2,917
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	2,000	2,000
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/21	10,140	10,879
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/22	10,465	11,560
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/23	13,810	15,684
Alaska State International Airport Revenue	5.000%	10/1/23	525	604
Alaska State International Airport Revenue	5.000%	10/1/24	1,695	2,005
Anchorage AK GO	5.000%	9/1/21	2,000	2,161
Anchorage AK GO	5.000%	9/1/21	2,605	2,815

Anchorage AK GO	5.000%	9/1/21	1,000	1,080
Anchorage AK GO	5.000%	9/1/22	2,000	2,235
Anchorage AK GO	5.000%	9/1/22	1,675	1,872
Anchorage AK GO	5.000%	9/1/25	5,000	5,907
Anchorage AK Wastewater Revenue	5.000%	5/1/23	750	854
Anchorage AK Wastewater Revenue	5.000%	5/1/24	600	705
Anchorage AK Wastewater Revenue	5.000%	5/1/25	575	693
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,797
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,099
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,525	1,694
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/23	4,180	4,776
North Slope Borough AK GO	5.000%	6/30/20	625	647
North Slope Borough AK GO	5.000%	6/30/20	300	311
North Slope Borough AK GO	5.000%	6/30/21	625	671
North Slope Borough AK GO	5.000%	6/30/21	645	693
North Slope Borough AK GO	5.000%	6/30/22	950	1,019
				98,171
Arizona (1.8%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/19	2,140	2,140
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/20	1,045	1,082
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/20	1,700	1,766
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	300	322
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	500	537
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	1,170	1,256
3 Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	5,000	5,369
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	10,110	10,857
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	455	506
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	300	333
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,250	3,612
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,185	3,540
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	690	791
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	500	574
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	500	573
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/24	400	473
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/24	400	473

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/25	800	943
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/25	690	837
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/20	1,310	1,352
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/20	585	604
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/21	1,250	1,337
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/21	1,000	1,069
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/22	1,035	1,144
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/22	500	553
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/23	500	570
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/24	545	639
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/24	800	943
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/25	1,140	1,380
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/26	1,250	1,548
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/26	1,175	1,419
Arizona COP	4.000%	9/1/19	1,500	1,503
Arizona COP	5.000%	9/1/20	4,300	4,480
Arizona COP	5.000%	9/1/21	6,665	7,194
Arizona COP	5.000%	10/1/22	4,985	5,580
Arizona COP	5.000%	10/1/23	6,720	7,759
Arizona COP	5.000%	10/1/23	19,820	22,883
Arizona COP	5.000%	10/1/24	20,920	24,864
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	4,550	4,633
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	1,000	1,054
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,511
4 Arizona Health Facilities Authority Revenue
(Dignity Health) TOB VRDO	1.650%	8/7/19 LOC	23,250	23,250
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT, SIFMA
Municipal Swap Index Yield + 1.850%	3.250%	2/5/20	20,000	20,006
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT, SIFMA
Municipal Swap Index Yield + 1.850%	3.250%	2/5/20	5,000	5,001
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	607
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,305	1,370

Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,084
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	835	933
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/25 (15)	400	471
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/26 (15)	500	600
Arizona Lottery Revenue	5.000%	7/1/21	3,500	3,735
Arizona Lottery Revenue	5.000%	7/1/22	2,500	2,759
Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,848
Arizona Lottery Revenue	5.000%	7/1/24	5,300	6,216
Arizona Lottery Revenue	5.000%	7/1/25	5,000	6,004
Arizona School Facilities Board COP	5.000%	9/1/21	7,110	7,680
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/20	1,505	1,558
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/22	1,790	1,985
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,425	10,123
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	7,850	9,295
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	11,450	13,908
Arizona Transportation Board GAN	5.000%	7/1/24	1,010	1,196
Arizona Transportation Board GAN	5.000%	7/1/25	1,040	1,263
Arizona Transportation Board GAN	5.000%	7/1/26	1,000	1,241
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,380	3,501
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,903
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	20,000	22,199
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	15,040	17,691
Arizona Transportation Board Highway Revenue	5.000%	7/1/29	7,150	7,899
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	530	533
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,470	1,480
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	1,975	2,213
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/25	9,200	10,308
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,587
Glendale AZ GO	5.000%	7/1/22 (4)	1,920	2,130
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/20	450	459
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/21	750	784
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/22	750	801
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/23	750	816
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,871

Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,114
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,439
Goodyear Public Improvement Corp. AZ
Municipal Facilities Revenue	5.000%	7/1/22	1,500	1,664
Goodyear Public Improvement Corp. AZ
Municipal Facilities Revenue	5.000%	7/1/24	900	1,060
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/21	3,500	3,684
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/22	3,650	3,980
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/23	5,510	6,204
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/24	2,275	2,639
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	10/18/24	9,000	10,590
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	5/15/26	12,000	14,625
1 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT, SIFMA
Municipal Swap Index Yield + 0.380%	1.780%	10/18/22	7,500	7,511
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)
PUT	5.000%	9/1/24	15,000	17,351
Maricopa County AZ Unified School District No.
69 (Paradise Valley) GO	5.000%	7/1/24	350	413
Maricopa County AZ Unified School District No.
69 (Paradise Valley) GO	5.000%	7/1/25	475	575
Maricopa County AZ Unified School District No.
97 (Deer Valley) GO	5.000%	7/1/24	7,950	9,389
Mesa AZ Utility System Revenue	5.000%	7/1/24	840	992
Mesa AZ Utility System Revenue	5.000%	7/1/25	785	952
Mesa AZ Utility System Revenue	5.000%	7/1/26	1,300	1,610
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20	450	466
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	335	359
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	200	222
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	2,000	2,149
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,775	1,974
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/23	11,755	13,517
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,405	13,326
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	4,125	4,870

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	4,000	4,705
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/23	100	111
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/24	400	455
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/25	400	463
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	2,932
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,211
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,320	8,129
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/22 (15)	1,000	1,109
Pima County AZ Unified School District No. 20
(Vail) GO	5.000%	7/1/23 (15)	300	343
Pima County AZ Unified School District No. 20
(Vail) GO	5.000%	7/1/24 (15)	350	412
Pima County AZ Unified School District No. 20
(Vail) GO	5.000%	7/1/25 (15)	750	903
Regional Public Transportation Authority Arizona
Excise Tax Revenue	5.000%	7/1/22	1,000	1,111
Regional Public Transportation Authority Arizona
Excise Tax Revenue	5.000%	7/1/24	1,635	1,935
Regional Public Transportation Authority Arizona
Excise Tax Revenue	5.000%	7/1/25	1,540	1,868
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,034
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,584
Tempe AZ Industrial Development Authority
Revenue (Mirabella at ASU Project)	4.000%	10/1/23	10,000	10,109
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	2,935
5 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/24	350	411
5 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/25	450	539
5 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/26	660	804
1 Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.500%	9/3/19	8,250	8,252
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,037
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	803

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,100	1,211
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,132
				526,524
Arkansas (0.4%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,300	4,507
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	4,935
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	781
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	24,000	24,292
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	967
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	815	884
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,460
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,845	4,464
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,375	5,824
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	9,500	10,981
Baxter County AR Hospital Revenue	5.000%	9/1/20	1,385	1,427
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,205
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,083
Baxter County AR Hospital Revenue	5.000%	9/1/23	1,910	2,116
Baxter County AR Hospital Revenue	5.000%	9/1/26	1,000	1,168
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	20,000	20,266
Rogers AR School District No. 30 GO	5.000%	2/1/21	1,500	1,584
Springdale AR Sales and Use Revenue	5.000%	11/1/24	3,090	3,441
Springdale AR Sales and Use Revenue	5.000%	4/1/25 (15)	3,610	4,209
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	355	412
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/24	405	484
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	275	336
				98,826
California (6.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	515
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,010	1,017

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	5,485	5,415
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	115	112
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	1,810
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/22	1,540	1,743
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/23	1,850	2,164
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/21	1,000	1,055
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,470	3,648
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	34,965	34,985
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,539
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	23,100	23,602
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22	15,350	15,729
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	30,400	31,179
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	5,075	5,252
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT, 70%
of 3M USD LIBOR + 0.550%	2.173%	4/1/21	14,885	14,920
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.350%	1.750%	4/1/20	30,685	30,694
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.600%	2.000%	4/1/20	4,950	4,954
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.300%	5/1/23	28,500	28,896
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.300%	5/1/23	4,000	4,056
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,000
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,290
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/20	1,200	1,230
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	23,000	24,622
3 California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	34,000	37,745
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	10

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	3,990	4,044
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT, SIFMA Municipal Swap Index
Yield + 0.220%	1.620%	12/1/20	15,875	15,870
California GO	5.000%	9/1/19	17,825	17,883
California GO	5.000%	9/1/19	19,000	19,062
California GO	5.000%	2/1/20	44,500	45,394
California GO	5.000%	11/1/20	21,520	22,600
California GO	5.000%	12/1/20	25,475	26,839
California GO	5.000%	2/1/21	10,000	10,601
California GO	5.000%	8/1/21	4,425	4,780
California GO	5.000%	10/1/21	28,000	30,422
California GO	5.000%	10/1/21	41,940	45,568
California GO	5.000%	11/1/21	49,440	53,879
California GO	5.000%	9/1/22	10,000	11,215
California GO	5.000%	8/1/23	2,500	2,891
California GO	4.000%	11/1/23	1,970	2,214
California GO	5.000%	3/1/25	8,000	9,684
California GO	4.000%	4/1/25	2,990	3,463
California GO	5.000%	4/1/25	16,010	19,422
California GO	5.000%	4/1/25	43,000	52,164
California GO	5.000%	8/1/25	10,000	12,237
California GO	5.000%	11/1/25	1,040	1,281
California GO	5.000%	4/1/26	10,120	12,571
California GO	5.000%	8/1/26	3,500	4,376
California GO	5.000%	8/1/26	26,485	33,113
California GO	3.500%	8/1/27	10,000	11,489
California GO PUT	4.000%	12/1/21	23,095	24,246
1 California GO PUT, 70% of 1M USD LIBOR +
0.700%	2.379%	12/1/20	3,500	3,513
1 California GO PUT, 70% of 1M USD LIBOR +
0.760%	2.439%	12/1/21	5,650	5,703
1 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.290%	1.690%	12/1/20	29,800	29,821
1 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.380%	1.780%	12/1/22	39,250	39,366
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	1,465	1,552
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,567
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	1,035	1,137
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	750	824
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/23	680	773
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/24	1,020	1,197
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	47,560	53,562
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	3,000	3,379
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/21	750	815

California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	2,230	2,512
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,400	6,396
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	23,687
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	10,471
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	10,139
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	6,704
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,999
4 California Health Facilities Financing Authority
Revenue TOB VRDO	1.600%	8/7/19 LOC	50,000	50,000
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/22	1,000	1,129
1 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) PUT, 70% of 1M USD LIBOR +
0.950%	2.533%	11/1/20	20,200	20,196
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) TOB VRDO	1.600%	8/7/19	6,670	6,670
1 California Infrastructure & Economic
Development Bank Revenue (California
Academy of Sciences) PUT, 70% of 1M USD
LIBOR + 0.380%	1.944%	8/1/21	14,500	14,528
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 1M USD LIBOR + 0.200%	1.882%	4/1/21	6,640	6,644
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.993%	4/1/20	9,375	9,385
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.993%	4/1/20	7,500	7,509
1 California Infrastructure & Economic
Development Bank Revenue PUT, 70% of 1M
USD LIBOR + 0.650%	2.233%	2/1/21	25,000	25,088
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,315	1,429
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/22	135	151
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/23	415	477
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,056

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	547
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	942
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	725	844
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	800	951
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/26	615	744
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	2.000%	11/1/19	1,705	1,707
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	3.000%	11/1/20	800	813
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	985	1,143
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	2,455	2,981
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	350	375
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	260	288
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	600	684
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	350	411
1 California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	1.480%	10/1/19	7,000	7,002
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	409
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	392
California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,088
California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	8,098
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,764
California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,469
California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,561
California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	14,967
California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,700
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	1,768
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/21	4,800	5,130
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/25	5,835	7,076
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	5,372
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,202
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,297
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	2,980

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,020
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	2,777
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,130
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,099
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	2,495	2,666
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/21	3,500	3,813
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/22	5,885	6,507
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	5,000	5,641
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	6,620	7,569
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	5,000	5,826
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/25	3,055	3,705
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	2,380	2,922
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,049
California State University Systemwide Revenue
PUT	4.000%	11/1/21	28,075	29,472
California State University Systemwide Revenue
PUT	4.000%	11/1/23	4,000	4,417
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/23	500	558
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/24	600	687
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/25	1,025	1,200
California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	1.008%	8/30/19 (14)	12,300	12,300
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	336
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	295
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	277
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/19	1,110	1,116
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/22	395	437

California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/23	1,365	1,551
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/20 (15)	4,810	4,826
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,610	2,619
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,114
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/20	1,525	1,598
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/21	2,100	2,284
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT, 70% of 1M USD LIBOR +
0.250%	1.932%	9/1/21	1,500	1,501
1 Eastern California Municipal Water District
Water & Waste Water Revenue PUT, 70% of
1M USD LIBOR + 0.300%	1.982%	10/1/21	2,450	2,452
1 Eastern California Municipal Water District
Water & Waste Water Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.250%	1.650%	10/1/21	625	624
El Camino CA Healthcare District GO	5.000%	8/1/21	1,125	1,217
El Camino CA Healthcare District GO	5.000%	8/1/22	1,100	1,233
El Camino CA Healthcare District GO	0.000%	8/1/24 (14)	4,085	3,797
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	4,026
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	450	495
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	800	909
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	675	789
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	2,939
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,884
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,830	3,944
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,750	2,923
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	4,665	5,099
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	6,015	6,731
4 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.500%	8/7/19 LOC	6,800	6,800
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,154
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,091
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,355
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	656
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	327

La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	785
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,581
Long Beach CA Harbor Revenue	5.000%	12/15/20	23,800	25,122
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,406
Los Angeles CA GO	5.000%	9/1/19	5,000	5,017
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	17,808
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	23,328
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,940	21,686
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	15,281
Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	11,902
Los Angeles CA Unified School District GO	5.000%	7/1/23	25,100	28,779
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,500	15,943
Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,801
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,000
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	521
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,006
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	5,726
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,401
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	778
Northern California Energy Authority Commodity
Supply Revenue PUT	4.000%	7/1/24	10,000	10,961
4 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.470%	8/7/19 LOC	35,500	35,500
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,505
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,253
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,001
Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	2,952
1 Riverside CA Water Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.630%	2.030%	1/15/20	1,670	1,671
4 Riverside County CA Public Financing Authority
Lease Revenue TOB VRDO	1.450%	8/7/19 LOC	1,100	1,100
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,770	1,831
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	700	700
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/24	400	476
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/21	40,000	42,029
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,465	1,570
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,270	1,411
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19	2,000	2,000

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,562
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,162
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,082
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,015	1,051
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	535	576
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,080
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	575	616
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	12,500	12,500
2 Solano County CA Community College District
GO, 5.000% coupon rate effective 8/1/2023	0.000%	8/1/25	5,045	5,133
Soledad CA Unified School District Revenue
BANS	0.000%	8/1/21	2,100	2,039
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,001
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	600	626
1 Southern California Public Power Authority
Revenue (Canyon Power Project) PUT,
SIFMA Municipal Swap Index Yield + 0.250%	1.650%	5/1/21	13,675	13,652
Southern California Public Power Authority
Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,790
University of California Revenue	5.000%	5/15/21	2,725	2,924
University of California Revenue	5.000%	5/15/21	8,280	8,882
University of California Revenue PUT	1.400%	5/15/21	12,700	12,713
4 University of California Revenue TOB VRDO	1.550%	8/7/19	9,400	9,400
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	665	711
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	1,325	1,460
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	970	1,100
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	1,295	1,506
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	965	1,144
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,331
				1,812,203
Colorado (1.2%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/21	1,375	1,498
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/22	1,165	1,313
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/23	1,275	1,482
Adams CO 12 Five Star Schools GO	5.000%	12/15/26	10,000	11,895
Adams County CO COP	5.000%	12/1/21	1,000	1,087

Adams County CO COP	5.000%	12/1/22	1,250	1,404
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	364
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	246
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	265	307
Colorado Building Excellent Schools COP	5.000%	3/15/24	660	772
Colorado Building Excellent Schools COP	5.000%	3/15/25	1,460	1,755
Colorado Building Excellent Schools COP	5.000%	3/15/25	890	1,070
Colorado COP	5.000%	12/15/24	3,500	4,166
Colorado COP	5.000%	12/15/25	8,385	10,206
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20 (ETM)	780	800
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	1,850	1,892
5 Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group) VRDO	5.000%	11/19/26	10,000	12,344
Colorado Health Facilities Authority Hospital
Revenue (Frasier Meadows Manor Inc.)	3.125%	5/15/27	1,250	1,254
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/23 (ETM)	1,225	1,389
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/24 (ETM)	1,000	1,167
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/25 (ETM)	1,245	1,487
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/22	770	841
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/23	850	953
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/24	1,110	1,275
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/25	800	938
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)
PUT	2.800%	5/15/23	3,225	3,352
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	20,000	18,619
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	27,000	31,116
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/20	6,950	6,963
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/21 (Prere.)	750	791
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/21 (Prere.)	175	185
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT, 68% of 1M
USD LIBOR + 1.250%	2.884%	11/12/20	5,000	5,020
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT, 68% of 1M
USD LIBOR + 1.250%	2.884%	11/12/20	7,500	7,530

Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/20	1,375	1,443
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/21	1,735	1,885
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	680	763
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	1,350	1,515
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/21	350	359
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/22	400	417
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/23	750	817
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/24	750	832
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/19	625	630
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,150
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/26	495	523
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/20 (ETM)	1,025	1,048
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/21 (ETM)	2,000	2,133
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/22 (ETM)	2,300	2,534
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23 (ETM)	2,000	2,268
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	1.460%	8/7/19	45,010	45,010
1 Colorado Public Highway Authority Revenue
PUT, 67% of 1M USD LIBOR + 1.050%	2.568%	9/1/21	3,000	3,028
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,034
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	1,000	1,163
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	530	617
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	545	634
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	420	503
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	400	479
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,325
Denver CO City & County Airport Revenue	5.000%	11/15/23	19,375	22,487
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,800	2,148
1 Denver CO City & County Airport Revenue PUT,
70% of 1M USD LIBOR + 0.860%	2.542%	11/15/19	14,020	14,027
Denver CO City & County Board of Water
Commissioners Water Revenue	4.000%	12/15/22	1,085	1,159
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/19	1,595	1,600
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,970

E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/20	1,580	1,641
El Paso County CO CP	5.000%	12/1/24 (4)	450	536
El Paso County CO CP	5.000%	12/1/25 (4)	650	789
Garfield, Pitkin, & Eagle County CO School
District GO	5.000%	12/15/25	3,000	3,264
Interlocken Metropolitan District GO	5.000%	12/1/23 (4)	750	860
Interlocken Metropolitan District GO	5.000%	12/1/24 (4)	875	1,030
Interlocken Metropolitan District GO	5.000%	12/1/25 (4)	1,000	1,202
Larimer County Co. School District No. R-1
Poudre GO	4.000%	12/15/22	575	629
Larimer County Co. School District No. R-1
Poudre GO	2.000%	12/15/24	1,265	1,317
Moffat County CO Pollution Control Revenue
(Tri-State Generation & Transmission
Association Inc.) PUT	2.000%	10/3/22	14,350	14,413
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,089
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/22	1,250	1,387
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/19	1,250	1,263
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	2,785	2,874
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	2,000	2,064
Regional Transportation District of Colorado
COP	5.000%	6/1/22	7,460	8,253
4 Regional Transportation District of Colorado
COP TOB VRDO	1.450%	8/7/19 LOC	8,000	8,000
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.000%	7/15/21	3,460	3,542
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.000%	7/15/22	320	328
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.125%	1/15/23	2,835	2,906
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.125%	7/15/23	2,420	2,480
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.250%	7/15/24	180	185
University of Colorado Enterprise System
Revenue	5.000%	6/1/21	1,000	1,071
University of Colorado Hospital Authority
Revenue PUT	5.000%	3/1/22	20,000	21,514
				336,619
Connecticut (2.4%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	7,738
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,216
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,453
Bridgeport CT GO	5.000%	8/15/23 (4)(ETM)	360	414
Bridgeport CT GO	5.000%	8/15/23 (4)	750	850
Connecticut GO	4.000%	10/15/19	1,000	1,006

Connecticut GO	5.000%	4/15/20	1,000	1,027
Connecticut GO	5.000%	6/15/20	18,135	18,731
Connecticut GO	5.000%	12/15/20	5,865	6,168
Connecticut GO	5.000%	3/15/21	7,110	7,541
Connecticut GO	5.000%	4/15/21	6,040	6,423
Connecticut GO	5.000%	11/1/21	505	547
Connecticut GO	5.000%	11/15/21	7,325	7,950
Connecticut GO	5.000%	3/15/22	9,620	10,539
Connecticut GO	5.000%	4/15/22	4,275	4,696
Connecticut GO	5.000%	5/15/22	1,500	1,597
Connecticut GO	5.000%	10/15/22	4,925	5,497
Connecticut GO	5.000%	11/15/22	12,685	14,195
Connecticut GO	5.000%	4/15/23	3,375	3,689
Connecticut GO	5.000%	6/15/23	1,065	1,213
Connecticut GO	5.000%	9/1/23	1,690	1,937
Connecticut GO	5.000%	9/15/23	1,320	1,514
Connecticut GO	5.000%	5/15/24	4,685	5,465
Connecticut GO	5.000%	8/15/24	7,750	9,101
Connecticut GO	5.000%	9/15/24	1,670	1,965
Connecticut GO	5.000%	9/15/24	3,895	4,584
Connecticut GO	5.000%	10/15/24	18,395	21,085
Connecticut GO	5.000%	3/15/25	3,215	3,824
Connecticut GO	5.000%	4/15/25	550	655
Connecticut GO	5.000%	4/15/25	7,075	8,432
Connecticut GO	5.000%	5/15/25	10,000	11,941
Connecticut GO	5.000%	9/15/25	5,310	6,389
Connecticut GO	5.000%	10/15/25	2,115	2,549
Connecticut GO	5.000%	10/15/25	1,775	2,029
Connecticut GO	5.000%	11/1/25	1,750	1,891
Connecticut GO	5.000%	4/15/26	5,000	5,473
Connecticut GO	4.000%	5/15/26	1,175	1,341
Connecticut GO	5.000%	5/15/26	3,650	4,443
Connecticut GO	5.000%	10/15/26	4,140	4,597
Connecticut GO	5.000%	10/15/26	6,825	7,777
Connecticut GO	5.000%	11/1/26	3,000	3,236
Connecticut GO	4.000%	10/15/28	2,000	2,131
1 Connecticut GO, SIFMA Municipal Swap Index
Yield + 0.650%	2.050%	3/1/20	8,900	8,924
1 Connecticut GO, SIFMA Municipal Swap Index
Yield + 0.920%	2.320%	9/15/19	4,000	4,004
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/21	2,080	2,247
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/22	2,135	2,381
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/23	2,295	2,631
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/25	1,290	1,549
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/26	1,465	1,795

Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/24	1,000	1,164
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/21	975	1,046
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,300	1,433
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/23	2,010	2,282
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/20	950	982
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/21	775	829
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/22	800	885
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/23	1,550	1,762
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/24	250	292
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/25	500	596
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,575
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/22	765	838
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/23	1,000	1,123
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/25	1,145	1,341
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.300%	2/3/20	55,000	55,049
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,026
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,500	23,740
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,875	17,047
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	13,500	13,741
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	5,050	5,151
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	730	745
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	1,250	1,275
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	14,805	14,918
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	15,195	15,311
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	28,250	31,365

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	15,000	16,951
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	28,825	29,596
Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	1.800%	7/1/24	13,750	13,995
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	1,340	1,393
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	4,360	4,562
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,400	2,481
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	3.500%	11/15/45	7,595	7,918
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/45	8,045	8,472
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/47	8,895	9,531
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	5/15/49	5,650	6,294
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	1.500%	11/15/20	1,255	1,255
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	2.600%	11/15/21	16,755	16,817
Connecticut Special Tax Revenue	5.000%	10/1/20	1,310	1,368
Connecticut Special Tax Revenue	5.000%	10/1/23	3,375	3,877
Connecticut Special Tax Revenue	5.000%	10/1/25	7,500	9,052
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	4,978
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	6,585	6,877
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	12,233
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	3,140	3,702
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/24	10,320	11,188
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	2,000	2,239
5 Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/15/25	2,905	3,447
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/25	4,000	4,689
5 Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/15/26	3,000	3,632
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	208
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	445
Hartford County CT Metropolitan District GO	5.000%	7/15/23	525	601
5 Hartford County CT Metropolitan District GO	5.000%	7/15/25	3,000	3,617
Hartford County CT Metropolitan District GO	5.000%	7/15/25	900	1,086
5 Hartford County CT Metropolitan District GO	5.000%	7/15/26	2,000	2,459
New Haven CT GO	5.000%	8/15/19 (ETM)	285	285

New Haven CT GO	5.000%	8/15/19 (4)(ETM)	2,215	2,218
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,087
New Haven CT GO	5.000%	8/15/20 (4)(ETM)	1,500	1,561
New Haven CT GO	5.000%	8/15/21 (4)(ETM)	1,575	1,699
University of Connecticut GO	5.000%	2/15/22	10,250	11,208
University of Connecticut GO	5.000%	2/15/22	2,940	3,215
University of Connecticut Revenue	5.000%	11/1/25	1,000	1,204
University of Connecticut Revenue	5.000%	11/1/25	1,825	2,197
				675,533
Delaware (0.2%)
Delaware GO	5.000%	7/1/21 (ETM)	1,045	1,121
Delaware GO	5.000%	7/1/21	14,465	15,545
Delaware GO	3.000%	8/1/26	2,265	2,412
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/24	400	458
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/25	700	817
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/26	800	949
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	255	259
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	2,615
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	263
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,315	2,439
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	345	377
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,275
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	450	483
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	2,565	2,853
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	3,425	3,935
New Castle County DE GO	5.000%	10/1/21	7,575	8,213
University of Delaware Revenue	5.000%	11/1/20	725	760
University of Delaware Revenue	5.000%	11/1/21	800	870
University of Delaware Revenue	5.000%	11/1/22	1,105	1,243
University of Delaware Revenue	5.000%	11/1/23	1,070	1,243
University of Delaware Revenue	5.000%	11/1/24	1,115	1,334
University of Delaware Revenue	5.000%	11/1/25	2,500	3,068
				54,532
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/22	1,830	2,029
4 District of Columbia GO TOB VRDO	1.430%	8/12/19	9,600	9,600
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/20	1,010	1,047
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/22	1,725	1,910
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/23	1,390	1,588

4 District of Columbia Housing Finance Agency
Multifamily Housing Revenue (The Yards
Parcel Project) TOB VRDO	1.480%	8/7/19 LOC	5,225	5,225
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,519
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/20	135	139
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/25	225	263
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/26	600	714
District of Columbia Revenue (Federal Highway
Grant Anticipation)	5.250%	12/1/22	5,345	5,630
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (ETM)	930	989
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (ETM)	1,420	1,562
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (ETM)	2,300	2,613
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (ETM)	1,130	1,324
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/21	1,100	1,168
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/22	1,885	2,064
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/23	2,015	2,272
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	4.000%	10/1/19	125	125
Washington Convention & Sports Authority
Revenue	5.000%	10/1/19	2,500	2,516
Washington Convention & Sports Authority
Revenue	5.000%	10/1/20	2,600	2,714
Washington Convention & Sports Authority
Revenue	5.000%	10/1/21	2,575	2,782
Washington Convention & Sports Authority
Revenue	5.000%	10/1/22	3,500	3,907
				53,700
Florida (3.3%)
Atlantic Beach FL Health Care Facilities
Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,937
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/20	500	512
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,058
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	1,050	1,148
Broward County FL Airport System Revenue	5.000%	10/1/19	750	755
Broward County FL Airport System Revenue	5.000%	10/1/19	500	503
Broward County FL Airport System Revenue	5.000%	10/1/20	1,265	1,322
Broward County FL Airport System Revenue	5.000%	10/1/21	760	822
Broward County FL School Board COP	5.000%	7/1/23	5,535	6,342
Broward County FL School Board COP	5.000%	7/1/23	450	516
Broward County FL School Board COP	5.000%	7/1/24	6,755	7,970
Broward County FL School Board COP	5.000%	7/1/24	400	472
Broward County FL School Board COP	5.000%	7/1/25	12,710	15,334
Broward County FL School Board COP	5.000%	7/1/25	400	483
Broward County FL School Board COP	5.000%	7/1/26	475	584

Cape Coral FL Utility Improvement Special
Assessment Revenue	2.125%	9/1/22 (4)	1,165	1,178
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.250%	9/1/23 (4)	1,035	1,055
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.500%	9/1/24 (4)	1,410	1,457
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/23	855	983
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/24	1,120	1,326
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	4.000%	12/15/24	500	532
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,260	32,921
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	5,000	5,946
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/22	5,390	5,961
Duval County FL School Board COP	5.000%	7/1/20	750	776
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,094
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,136
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/21	240	258
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/22	325	361
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/23	275	315
Florida Board of Education Lottery Revenue	4.000%	7/1/25	5,045	5,440
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	6,000	6,652
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,200	1,239
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	9,210	9,861
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	5,750	6,792
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	10,000	10,709
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/26	4,080	4,379
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/28	1,210	1,258
Florida Board of Education Public Education
Revenue	5.000%	6/1/23	1,500	1,718
Florida Board of Governors University System
Improvement Revenue	5.000%	7/1/21	1,040	1,117
Florida Board of Governors University System
Improvement Revenue	5.000%	7/1/22	2,080	2,308
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	4,849	5,721
Florida Department of Management Services
COP	5.000%	11/1/25	24,910	30,353
Florida Department of Transportation (Sunshine
Skyway Bridge) Revenue	5.000%	7/1/20	1,240	1,283
Florida Department of Transportation (Sunshine
Skyway Bridge) Revenue	5.000%	7/1/21	3,025	3,242

Florida Department of Transportation (Sunshine
Skyway Bridge) Revenue	5.000%	7/1/23	1,535	1,757
Florida Department of Transportation (Sunshine
Skyway Bridge) Revenue	5.000%	7/1/25	1,775	2,138
Florida Department of Transportation (Sunshine
Skyway Bridge) Revenue	5.000%	7/1/26	3,860	4,748
Florida Department of Transportation GO	5.000%	7/1/25	1,000	1,074
Florida Governmental Utility Authority Revenue	4.000%	10/1/21 (4)	375	398
Florida Governmental Utility Authority Revenue	5.000%	10/1/24 (4)	700	832
Florida Governmental Utility Authority Revenue	5.000%	10/1/25 (4)	775	941
Florida Governmental Utility Authority Revenue	5.000%	10/1/26 (4)	1,000	1,237
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	4.000%	3/1/21	150	156
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	4.000%	3/1/22	115	122
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/23	185	208
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/24	115	132
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/25	250	294
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/26	275	329
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	522
Florida Municipal Power Agency Revenue	5.000%	10/1/21	955	1,033
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,235	7,824
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,600	1,788
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,090	9,043
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,379
Florida Municipal Power Agency Revenue	5.000%	10/1/25	3,960	4,819
Florida Municipal Power Agency Revenue	5.000%	10/1/26	5,690	7,053
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	2,818
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,195	4,505
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	9,558
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,220	3,581
Gainesville FL Utilities System Revenue	5.000%	10/1/23	2,660	3,072
Gainesville FL Utilities System Revenue	5.000%	10/1/24	3,035	3,609
Gainesville FL Utilities System Revenue VRDO	1.460%	8/7/19	20,000	20,000
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/22	575	644
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/24	940	1,119
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/26	2,685	3,123
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	1,530	1,574
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	2,390	2,534
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	350	371
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/22	1,125	1,228
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	775	868
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,115	1,280

Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,895	2,220
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19 (ETM)	5	5
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	2,995	3,028
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/21	8,855	9,609
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/25	2,235	2,714
Hillsborough County FL School Board COP	5.000%	7/1/22	790	877
Hillsborough County FL School Board COP	5.000%	7/1/22	9,650	10,708
Hillsborough County FL School Board COP	5.000%	7/1/23	890	1,019
Hillsborough County FL School Board COP	5.000%	7/1/23	8,560	9,800
Hillsborough County FL School Board COP	5.000%	7/1/24	975	1,149
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/20 (4)	2,430	2,537
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/21 (4)	1,785	1,930
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/22 (4)	1,690	1,889
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,604
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,383
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,120
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	2,950	3,071
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,655	1,723
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	1,710	1,946
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	2,280	2,595
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	515	586
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24 (ETM)	4,000	4,761
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	27,220	32,446
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20	1,500	1,509
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/22	1,485	1,649
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/23	1,500	1,715
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/23	500	572
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/24	2,750	3,229
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/25	4,130	4,963
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	1.420%	8/7/19 LOC	25,220	25,220

Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/23	1,690	1,939
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/20	810	846
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/21	735	793
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/22	770	857
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/23	1,645	1,879
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/24	1,750	2,046
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/25	1,665	1,979
Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,000	1,115
Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,923
Jacksonville FL Sales Tax Revenue	5.000%	10/1/26 (4)	1,000	1,110
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	1,890
Jacksonville FL Special Revenue	5.000%	10/1/21	760	821
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,851
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,176
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,719
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,820
Jacksonville FL Special Revenue	5.000%	10/1/24	2,300	2,716
Jacksonville FL Special Revenue	5.000%	10/1/26	1,120	1,368
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,317
Key West FL Utility Board Electricity Revenue	5.000%	10/1/20	300	313
Key West FL Utility Board Electricity Revenue	5.000%	10/1/22	200	224
Key West FL Utility Board Electricity Revenue	5.000%	10/1/24	300	355
Key West FL Utility Board Electricity Revenue	5.000%	10/1/25	380	459
Key West FL Utility Board Electricity Revenue	5.000%	10/1/26	570	701
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,040	5,637
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/21	365	394
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/22	500	556
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/23	1,200	1,371
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/25	1,945	2,324
Lee County FL School Board COP	5.000%	8/1/20	2,540	2,637
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,157
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/25	3,250	3,858
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/26	1,000	1,211
Lee Memorial Health System Florida Hospital
Revenue PUT	5.000%	4/1/26	21,000	24,865
Manatee County FL School District Revenue	5.000%	10/1/21 (4)	1,050	1,137
Manatee County FL School District Revenue	5.000%	10/1/22 (4)	1,500	1,679
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/20 (ETM)	875	918
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/21 (ETM)	2,720	2,954
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22 (ETM)	1,575	1,768

Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/23 (ETM)	500	579
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,667
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	418
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/26	500	580
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/24	1,250	1,451
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,214
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,112
Miami Beach FL Resort Tax Revenue	5.000%	9/1/24	1,695	2,009
Miami Beach FL Stormwater Revenue	5.000%	9/1/22	1,035	1,154
Miami Beach FL Stormwater Revenue	5.000%	9/1/23	1,000	1,151
Miami Beach FL Stormwater Revenue	5.000%	9/1/24	1,420	1,683
Miami Beach FL Stormwater Revenue	5.000%	9/1/25	1,690	2,050
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/19	250	251
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/20	400	412
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/21	350	378
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	305	340
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	375	432
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24	350	415
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	790	958
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/21 (4)	1,060	1,116
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/22 (4)	1,115	1,211
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/24 (4)	2,460	2,826
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/25 (4)	2,590	3,052
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/26 (4)	1,360	1,639
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,513
4 Miami-Dade County FL Educational Finance
Authority Revenue TOB VRDO	1.550%	8/7/19	15,690	15,690
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	3,595	3,716
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,550
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	1,000	1,070
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	3,290	3,519
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	1,265	1,393
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	1,170	1,326
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	3,425	3,783
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	225	262
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	2,095	2,437

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	1,000	1,103
Miami-Dade County FL GO	5.000%	7/1/22	10,260	11,397
Miami-Dade County FL GO	5.000%	7/1/24	3,200	3,779
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/19	1,000	1,000
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,241
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,398
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/22	1,435	1,586
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/23	1,000	1,137
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/24	1,920	2,183
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	858
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,030
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	4.000%	6/1/22	1,155	1,243
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/23	2,270	2,585
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/24	2,180	2,556
Miami-Dade County FL School Board COP	5.000%	2/1/23	11,710	13,169
Miami-Dade County FL School Board COP	5.000%	2/1/25	635	752
Miami-Dade County FL Seaport Revenue	5.000%	10/1/20	1,250	1,302
Miami-Dade County FL Seaport Revenue	5.000%	10/1/23	435	493
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/23	9,340	10,621
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/25	1,000	1,103
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25	3,850	4,687
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/21 (4)	500	540
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/22 (4)	485	540
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/23 (4)	625	719
North Brevard County FL Hospital District
Revenue	5.000%	1/1/20	1,100	1,116
North Brevard County FL Hospital District
Revenue	5.000%	1/1/21	1,535	1,606
North Brevard County FL Hospital District
Revenue	5.000%	1/1/23	2,115	2,339
North Brevard County FL Hospital District
Revenue	5.000%	1/1/24	2,015	2,282

Okeechobee County FL Solid Waste Disposal
Revenue(Waste Management
Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21	1,100	1,099
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/20	5,000	5,223
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/21	4,000	4,325
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/22	7,000	7,815
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23	9,860	11,340
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/24	6,000	7,111
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/25	13,585	16,432
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,765
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,639
Orange County FL Tourist Development
Revenue	5.000%	10/1/25	4,575	5,570
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/25 (4)	1,210	1,379
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,710
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,166
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,535	1,776
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,261
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,500	1,678
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23 (4)	1,260	1,449
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24 (4)	1,010	1,196
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25 (4)	1,630	1,977
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	5,535
Orlando FL Utility Commission Utility System
Revenue PUT	5.000%	10/1/20	12,175	12,717
Palm Bay FL GO	5.000%	7/1/21 (4)	830	891
Palm Bay FL GO	5.000%	7/1/22 (4)	870	965
Palm Bay FL GO	5.000%	7/1/23 (4)	915	1,047
Palm Bay FL GO	5.000%	7/1/24 (4)	1,920	2,257
Palm Bay FL GO	5.000%	7/1/25 (4)	2,015	2,423
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/19	1,000	1,008
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/20	900	942
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/21	1,165	1,264
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.000%	11/15/22	1,000	1,097
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	2,763

Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,561
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	1,330	1,427
Palm Beach County FL Public Improvement
Revenue	5.000%	6/1/25	1,000	1,106
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	1,985
Palm Beach County FL School Board COP	5.000%	8/1/21	1,705	1,834
Palm Beach County FL School Board COP	5.000%	8/1/22	2,000	2,225
Palm Beach County FL School Board COP	5.000%	8/1/22	750	835
Palm Beach County FL School Board COP	5.000%	8/1/23	2,025	2,326
Palm Beach County FL School Board COP	5.000%	8/1/23	1,860	2,137
Palm Beach County FL School Board COP	5.000%	8/1/23	1,500	1,723
Palm Beach County FL School Board COP	5.000%	8/1/24	13,680	16,173
Palm Beach County FL School Board COP	5.000%	8/1/24	1,600	1,892
Palm Beach County FL School Board COP	5.000%	8/1/25	2,000	2,425
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/25	1,620	1,948
Pasco County FL School Board COP	5.000%	8/1/23 (15)	145	166
Pasco County FL School Board COP	5.000%	8/1/24 (15)	200	235
Pasco County FL School Board COP	5.000%	8/1/25 (15)	250	301
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	1,002
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	1,004
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,270
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,276
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,604
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	253
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	925	1,028
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	580	664
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,032
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,032
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	781
Reedy Creek FL Improvement District GO	5.000%	6/1/22	1,545	1,711
Reedy Creek FL Improvement District GO	5.000%	6/1/23	3,490	3,992
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,250	1,430
Reedy Creek FL Improvement District GO	5.000%	6/1/24	2,530	2,978
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/21	1,760	1,826
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/22	1,125	1,195
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	2,023
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,245
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/21	1,530	1,658
South Florida Water Management District COP	5.000%	10/1/21	1,765	1,911
South Florida Water Management District COP	5.000%	10/1/22	2,100	2,350
South Florida Water Management District COP	5.000%	10/1/23	3,080	3,556
4 South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	1.510%	8/7/19	16,625	16,625
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/19	2,315	2,318

South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/20	1,125	1,168
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/21	1,250	1,343
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/22	1,120	1,243
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/23	2,200	2,518
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/24	2,500	2,944
4 South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	1.500%	8/7/19	3,750	3,750
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	7,582
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,397
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,367
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	2,949
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,235
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,249
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,614
Tallahassee FL Energy System Revenue	5.000%	10/1/23	475	549
Tallahassee FL Energy System Revenue	5.000%	10/1/24	525	625
Tallahassee FL Energy System Revenue	5.000%	10/1/25	1,085	1,322
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/22	1,535	1,702
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/23	525	597
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,715
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	703
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,318
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,287
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,397
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,126

Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/23	1,675	1,898
4 Tampa-Hillsborough County FL Expressway
Authority Revenue TOB VRDO	1.460%	8/7/19	14,760	14,760
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,172
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	1,908
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/22	3,510	3,821
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/23	830	951
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,585
Volusia County FL School Board COP	5.000%	8/1/21 (15)	525	565
Volusia County FL School Board COP	5.000%	8/1/22 (15)	840	934
				962,999
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/25	3,405	3,461
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/25	2,460	2,865
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,225
Atlanta GA Airport Revenue	5.000%	1/1/21	750	791
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/19	1,100	1,113
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/20	1,000	1,047
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/21	1,150	1,242
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/22	1,000	1,111
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/23	1,000	1,144
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/24	900	1,056
Atlanta GA Water & Waste Water Revenue	5.000%	11/1/21	2,035	2,213
Atlanta GA Water & Waste Water Revenue	5.000%	11/1/22	2,645	2,976
Atlanta GA Water & Waste Water Revenue	5.000%	11/1/23	2,615	3,039
Augusta GA Water & Sewerage Revenue	5.000%	10/1/22	12,295	13,747
Augusta GA Water & Sewerage Revenue	5.000%	10/1/23	7,800	8,992
Augusta GA Water & Sewerage Revenue	5.000%	10/1/24	8,190	9,707
Augusta GA Water & Sewerage Revenue	5.000%	10/1/25	8,600	10,436
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,650	2,668
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/22	500	553
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/23	625	711
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/24	660	773

Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/25	860	1,028
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/23	500	570
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/24	345	403
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/26	590	721
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	5,500	5,501
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	4,970	4,971
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	11/1/19	28,470	28,945
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	15,033
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,600	1,611
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	423
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,090	3,444
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	359
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/22	500	546
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/23	400	449
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	500	576
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/20	335	346
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/21	400	428
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/23	835	951
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/24	860	1,009
Dalton GA Combined Utilities Revenue	5.000%	3/1/23	1,015	1,138
Dalton GA Combined Utilities Revenue	5.000%	3/1/24	1,000	1,151
Dalton GA Combined Utilities Revenue	5.000%	3/1/25	550	647
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,001
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,559

Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,030
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,320
5 DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	5.000%	7/1/25	2,000	2,417
5 DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	5.000%	7/1/26	1,000	1,232
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,308
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,006
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,270	1,328
Douglas County GA GO	5.000%	4/1/21	1,500	1,597
Douglas County GA GO	5.000%	4/1/22	800	882
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/22	405	442
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/23	345	387
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/24	500	576
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/21	1,925	1,957
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/22	1,335	1,404
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/23	1,990	2,124
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/24	2,185	2,360
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/21	1,000	1,054
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/21	700	739
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/22	560	611
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/23	500	563
1 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT, SIFMA Municipal Swap
Index Yield + 0.950%	2.350%	2/18/20	18,725	18,728
4 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) TOB VRDO	1.550%	8/7/19	5,900	5,900
Georgia GO	5.000%	2/1/23	2,750	3,119
Georgia GO	5.000%	7/1/24	6,000	7,114

Georgia GO	5.000%	2/1/26	5,755	6,518
Georgia GO	5.000%	7/1/26	18,235	22,714
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	1,640	1,712
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	5,730	5,817
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	761
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/21 (15)	2,665	2,801
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	10,075	10,934
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/23	400	448
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	3,750	4,310
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,031
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,670	3,830
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,510	5,026
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	16,230	17,364
Georgia Road & Tollway Authority Revenue	5.000%	6/1/22	650	720
Georgia Road & Tollway Authority Revenue	5.000%	6/1/23	540	618
Georgia Road & Tollway Authority Revenue	5.000%	6/1/24	515	605
Georgia Road & Tollway Authority Revenue	5.000%	6/1/25	490	591
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/21	5,125	5,483
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/21	2,500	2,672
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/22	2,500	2,753
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/26	2,530	2,964
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	4.000%	4/1/22	375	400
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	370	416
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	530	611
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,020
Jackson County GA School District GO	5.000%	3/1/26	1,000	1,228
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/22	300	327
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	325	365
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	450	519
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/20	740	760

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	3,545	3,742
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/22	500	545
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/23	750	839
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	4,555	5,250
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/24	1,000	1,147
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/24	5,000	5,920
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/25	2,500	2,929
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	104,715	114,352
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	500	548
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	35,265	39,410
1 Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT, 67% of 1M USD
LIBOR + 0.830%	2.440%	12/1/23	100,000	100,063
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,636
Municipal Electric Authority Georgia Revenue	5.000%	11/1/19	620	626
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	42,460	43,106
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,430	2,467
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	5,550	5,834
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	4,855	5,103
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,150	2,260
Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	500	527
Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	175	185
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	9,300	10,082
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	4,022
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	4,685	5,234
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,290
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,880	3,217
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	1,715	1,790
Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	1,230	1,416
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	3,830	4,516
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,405	2,829
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	680	815
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	3,765	4,513
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/22	1,235	1,375
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,080	7,442
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/24	3,180	3,655
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,509
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,165	1,216
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,525	1,645

Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,060	1,181
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	1.510%	8/7/19	35,835	35,835
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/21	1,000	1,051
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/22	1,200	1,304
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/23	1,185	1,328
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/24	1,035	1,194
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/21	1,550	1,661
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/22	1,000	1,106
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/23	1,080	1,230
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/24	1,490	1,747
				762,888
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/22	570	608
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/19	500	505
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/20	390	395
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	2,845	2,960
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,700	1,815
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	2,185	2,383
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/23	3,300	3,518
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	1,095	1,218
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/25	990	1,053
Guam Government Business Privilege Tax
Revenue	5.000%	12/1/26	750	875
Guam Government Limited Obligation Revenue	5.000%	12/1/19	750	758
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	1,000	1,029
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	630	648
Guam Government Waterworks Authority Water

& Waste Water System Revenue	5.250%	7/1/20	600	619

Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,390	1,479
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/23	575	642
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/23	1,500	1,675
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/24	500	572
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/25	500	581
Guam Power Authority Revenue	5.000%	10/1/20	520	538
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,112
Guam Power Authority Revenue	5.000%	10/1/24	2,145	2,434
Guam Power Authority Revenue	5.000%	10/1/25	1,480	1,708
				29,125
Hawaii (1.0%)
Hawaii County HI GO	5.000%	9/1/23	1,200	1,383
Hawaii County HI GO	5.000%	9/1/23	1,785	2,057
Hawaii County HI GO	5.000%	9/1/23	1,395	1,608
1 Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT, SIFMA Municipal Swap Index Yield +
0.450%	1.850%	3/2/20	4,195	4,195
1 Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT, SIFMA Municipal Swap Index Yield +
0.450%	1.850%	3/2/20	2,165	2,165
Hawaii GO	5.000%	8/1/19	3,735	3,735
Hawaii GO	5.000%	8/1/19	3,500	3,500
Hawaii GO	5.000%	12/1/19	5,000	5,065
Hawaii GO	5.000%	8/1/21	7,160	7,718
Hawaii GO	5.000%	8/1/21	7,630	8,224
Hawaii GO	5.000%	12/1/21 (Prere.)	6,250	6,796
Hawaii GO	5.000%	12/1/21 (Prere.)	3,230	3,520
Hawaii GO	5.000%	12/1/21 (Prere.)	13,045	14,215
Hawaii GO	5.000%	8/1/22	2,645	2,948
Hawaii GO	5.000%	8/1/22	6,000	6,687
Hawaii GO	5.000%	10/1/22	2,705	3,032
Hawaii GO	5.000%	10/1/22	9,055	10,148
Hawaii GO	5.000%	10/1/22	7,040	7,890
Hawaii GO	5.000%	4/1/23	9,940	11,327
Hawaii GO	4.000%	5/1/23	2,080	2,301
Hawaii GO	5.000%	8/1/23 (Prere.)	1,275	1,468
Hawaii GO	5.000%	10/1/23	3,670	4,250
Hawaii GO	5.000%	10/1/23	3,005	3,480
Hawaii GO	5.000%	1/1/24	2,870	3,345
Hawaii GO	5.000%	4/1/24	13,610	15,983
Hawaii GO	4.000%	5/1/24	3,985	4,504
Hawaii GO	5.000%	5/1/24	13,040	15,351
Hawaii GO	5.000%	8/1/24	7,445	8,571
Hawaii GO	5.000%	10/1/24	6,580	7,839
Hawaii GO	5.000%	8/1/25	2,235	2,570
Hawaii GO	5.000%	8/1/28	7,000	8,011
Hawaii Highway Revenue	5.000%	1/1/20	1,045	1,062
Honolulu HI City & County GO	5.000%	9/1/19	2,500	2,508
Honolulu HI City & County GO	5.000%	10/1/21	1,630	1,766
Honolulu HI City & County GO	5.000%	10/1/21	2,290	2,481

Honolulu HI City & County GO	5.000%	10/1/21	3,685	3,993
Honolulu HI City & County GO	5.000%	9/1/23	1,885	2,175
Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,472
Honolulu HI City & County GO	5.000%	8/1/25	3,150	3,386
Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,208
1 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.300%	1.700%	9/1/20	5,500	5,500
1 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.300%	1.700%	9/1/20	7,500	7,500
1 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.310%	1.710%	9/1/20	12,500	12,501
1 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.320%	1.720%	9/1/20	10,125	10,126
1 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.320%	1.720%	9/1/20	11,500	11,501
1 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.320%	1.720%	9/1/20	11,250	11,251
1 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.320%	1.720%	9/1/20	7,500	7,501
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/23	1,500	1,622
				274,439
Idaho (0.1%)
Canyon County ID School District No. 139
(Vallivue) GO	4.000%	9/15/22	525	571
Canyon County ID School District No. 139
(Vallivue) GO	4.000%	9/15/23	675	752
Canyon County ID School District No. 139
(Vallivue) GO	4.000%	9/15/24	760	865
Canyon County ID School District No. 139
(Vallivue) GO	5.000%	9/15/25	650	790
Idaho Building Authority Building Revenue
(Idaho Department of Correction)	5.000%	9/1/23	900	1,038
Idaho Building Authority Building Revenue
(Idaho Department of Correction)	5.000%	9/1/24	850	1,010
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/23	1,000	1,122
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/24	1,350	1,557
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/25	4,355	5,147
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/20	5,000	5,251
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/21	2,000	2,177
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/22	2,000	2,249
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/23	4,420	5,125
Idaho Housing & Finance Association RAN	5.000%	7/15/23	2,820	3,216
Idaho Housing & Finance Association RAN	5.000%	7/15/24	2,060	2,415
				33,285
Illinois (6.7%)
Chicago IL Board of Education GO	2.125%	10/1/19	33,000	33,007
Chicago IL Board of Education GO	5.000%	12/1/19	1,540	1,554
Chicago IL Board of Education GO	5.000%	12/1/19	7,000	7,062

Chicago IL Board of Education GO	5.000%	12/1/19	500	504
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,835	1,856
Chicago IL Board of Education GO	5.000%	12/1/20	7,825	8,097
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,750	1,829
Chicago IL Board of Education GO	0.000%	12/1/21 (14)	485	459
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,618
Chicago IL Board of Education GO	5.000%	12/1/21	13,860	14,611
Chicago IL Board of Education GO	5.000%	12/1/21	3,395	3,579
Chicago IL Board of Education GO	0.000%	12/1/22 (14)	535	494
Chicago IL Board of Education GO	0.000%	12/1/22 (13)(3)	3,855	3,628
Chicago IL Board of Education GO	5.000%	12/1/22	535	575
Chicago IL Board of Education GO	5.000%	12/1/22	7,000	7,519
Chicago IL Board of Education GO	5.000%	12/1/22	3,000	3,222
Chicago IL Board of Education GO	0.000%	12/1/23 (14)	3,125	2,809
Chicago IL Board of Education GO	5.000%	12/1/23	2,950	3,227
Chicago IL Board of Education GO	5.000%	12/1/23	9,590	10,489
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	1,370	1,198
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	1,165	1,019
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	5,600	6,417
Chicago IL Board of Education GO	5.000%	12/1/24	8,500	9,441
Chicago IL Board of Education GO	5.000%	12/1/24	1,000	1,111
Chicago IL Board of Education GO	5.000%	12/1/24	3,055	3,393
Chicago IL Board of Education GO	5.000%	12/1/24	10,000	11,107
Chicago IL Board of Education GO	0.000%	12/1/25 (14)	2,615	2,210
Chicago IL Board of Education GO	0.000%	12/1/25 (14)	2,475	2,091
Chicago IL Board of Education GO	5.000%	12/1/25 (4)	4,500	5,250
Chicago IL Board of Education GO	7.000%	12/1/26	10,000	12,388
1 Chicago IL Board of Education Revenue TANS
PUT, 79% of 1M USD LIBOR + 0.450%	2.207%	12/13/19	5,000	5,000
Chicago IL GO	5.000%	12/1/19	1,505	1,520
Chicago IL GO	4.000%	1/1/20	120	121
Chicago IL GO	5.000%	1/1/20	150	152
Chicago IL GO	5.000%	1/1/20	500	506
Chicago IL GO	5.000%	1/1/20	100	101
Chicago IL GO	4.000%	1/1/21	1,250	1,264
Chicago IL GO	5.000%	1/1/21 (ETM)	145	153
Chicago IL GO	5.000%	1/1/21 (ETM)	195	205
Chicago IL GO	5.000%	1/1/21 (ETM)	1,685	1,774
Chicago IL GO	5.000%	12/1/21	500	521
Chicago IL GO	5.000%	1/1/22	15,725	16,651
Chicago IL GO	4.000%	1/1/23	100	103
Chicago IL GO	5.000%	1/1/23	18,500	19,904
Chicago IL GO	5.000%	1/1/23	770	828
Chicago IL GO	0.000%	1/1/24 (14)	1,000	896
Chicago IL GO	5.000%	1/1/24	5,675	6,190
Chicago IL GO	5.000%	1/1/25	450	475
Chicago IL GO	5.000%	1/1/25	12,420	13,747
Chicago IL GO	0.000%	1/1/26	300	247
Chicago IL GO	5.000%	1/1/26	345	378
Chicago IL GO	5.000%	1/1/26	160	178
Chicago IL GO	5.000%	1/1/26	2,750	3,061
Chicago IL GO	5.000%	1/1/27 (4)	2,145	2,182
Chicago IL Housing Authority Revenue	5.000%	1/1/23	1,710	1,909
Chicago IL Housing Authority Revenue	5.000%	1/1/24	1,450	1,660
Chicago IL Housing Authority Revenue	5.000%	1/1/25	4,320	5,064
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	4,470	4,846

Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	5,105	5,534
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,107
Chicago IL Midway Airport Revenue	5.000%	1/1/25	8,000	9,246
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/21	700	723
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	16,500	16,756
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,062
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	3,650	3,842
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	600	632
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	4,175	4,395
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	500	526
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,600	1,743
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	700	763
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,440	1,569
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	9,700	10,568
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,125	1,226
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,010	1,135
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,930	2,170
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	2,270	2,552
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,195	1,343
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	7,000	7,869
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,100	1,237
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	750	843
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	4,410	5,103
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,575	1,823
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,385	2,760
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,445	2,829
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,400	1,620
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	750	890
4 Chicago IL O'Hare International Airport Revenue
TOB VRDO	1.600%	8/7/19 LOC	12,100	12,100
Chicago IL Park District GO	5.000%	1/1/22	125	134
Chicago IL Park District GO	5.000%	1/1/22	400	429
Chicago IL Park District GO	5.000%	1/1/22	1,000	1,072
Chicago IL Park District GO	4.500%	1/1/23	200	205
Chicago IL Park District GO	5.000%	1/1/23	790	847
Chicago IL Park District GO	5.000%	1/1/23	500	550
Chicago IL Park District GO	5.000%	1/1/23	400	440
Chicago IL Park District GO	5.000%	1/1/23	1,265	1,392
Chicago IL Park District GO	5.000%	1/1/24	550	620
Chicago IL Park District GO	5.000%	1/1/25	315	354
Chicago IL Park District GO	5.000%	11/15/25	715	833
Chicago IL Park District GO	5.000%	1/1/26	325	348
Chicago IL Park District GO	5.000%	1/1/26	500	583
Chicago IL Park District GO	5.000%	11/15/26	750	887
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,212
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,051
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	1,250	1,286
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,000	1,062
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,840	1,954
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	3,090	3,371
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	2,500	2,729

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/23	9,205	10,320
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/23	5,000	5,606
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/24	5,065	5,826
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/24	1,250	1,438
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/25	4,000	4,703
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/25	1,500	1,764
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/22	9,820	10,622
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/23	1,280	1,391
Chicago IL Wastewater Transmission Revenue	5.500%	1/1/20 (14)	525	534
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,000	2,100
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,815	3,045
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,350	2,618
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	1,310	1,459
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,562
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,125	1,285
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	2,700	3,083
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	390	442
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,164
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	4,134
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	2,325	2,707
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,206
Chicago IL Water Revenue	5.000%	11/1/21	2,090	2,179
Chicago IL Water Revenue	5.000%	11/1/22	500	554
Chicago IL Water Revenue	5.000%	11/1/26	1,000	1,098
Chicago IL Waterworks Revenue	5.000%	11/1/19	475	479
Chicago IL Waterworks Revenue	5.000%	11/1/19	750	757
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,610
Chicago IL Waterworks Revenue	5.000%	11/1/22	695	770
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,540	1,707
Chicago IL Waterworks Revenue	5.000%	11/1/23	2,900	3,306
Chicago IL Waterworks Revenue	5.000%	11/1/24	1,725	2,011
Chicago IL Waterworks Revenue	5.000%	11/1/24	3,100	3,614
Chicago IL Waterworks Revenue	5.000%	11/1/25	12,505	14,809
Chicago IL Waterworks Revenue	5.000%	11/1/26	11,825	14,188
4 Chicago Transit Authority Revenue TOB VRDO	1.520%	8/7/19	13,400	13,400
4 Chicago Transit Authority Revenue TOB VRDO	1.600%	8/7/19	3,600	3,600
Chicago Transit Authority Revenue VRDO	5.000%	6/1/25	2,625	3,083
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,601
Cook County IL GO	5.000%	11/15/19	1,875	1,895
Cook County IL GO	5.000%	11/15/19	1,500	1,516
Cook County IL GO	5.000%	11/15/19	1,000	1,010
Cook County IL GO	5.000%	11/15/19	215	217
Cook County IL GO	5.000%	11/15/20	500	522
Cook County IL GO	5.000%	11/15/20	2,125	2,218
Cook County IL GO	5.000%	11/15/21	500	537
Cook County IL GO	5.000%	11/15/22	280	308
Cook County IL GO	5.250%	11/15/24	5,000	5,377
Cook County IL GO	5.000%	11/15/25	1,400	1,461
Cook County IL GO	5.250%	11/15/25	4,500	4,834

Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/19	2,380	2,402
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/20	2,475	2,567
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/21	2,575	2,732
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/22	2,680	2,906
Elk Grove Village IL GO	3.000%	1/1/23	500	527
Elk Grove Village IL GO	3.000%	1/1/24	550	585
Elk Grove Village IL GO	3.000%	1/1/25	560	602
Illinois Development Finance Authority Revenue
(St. Vincent de Paul Center) PUT	2.450%	3/3/26	2,000	2,063
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	6,000	6,011
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.800%	2/13/20	600	602
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,040
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/19	1,000	1,000
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,148
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,111
Illinois Finance Authority Revenue (Advocate
Health Care Network)	1.375%	11/15/22	2,060	2,068
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	1/15/20	5,850	5,948
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT, SIFMA Municipal
Swap Index Yield + 0.300%	1.700%	3/2/20	5,750	5,750
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/22	700	776
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/23	750	856
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/24	1,330	1,559
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.750%	4/1/21	3,000	3,021
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/21	750	791
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/23	1,000	1,124
Illinois Finance Authority Revenue (Carle
Foundation)	5.375%	8/15/26	1,000	1,073
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	1.450%	8/7/19 LOC	19,900	19,900
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,118
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	520
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,059

Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,050
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/21	380	409
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/24	250	293
Illinois Finance Authority Revenue (Downers
Grove Community High School)	4.000%	12/15/21	2,000	2,129
Illinois Finance Authority Revenue (Downers
Grove Community High School)	4.000%	12/15/22	1,000	1,092
Illinois Finance Authority Revenue (Downers
Grove Community High School)	5.000%	12/15/23	850	985
Illinois Finance Authority Revenue (Downers
Grove Community High School)	5.000%	12/15/24	685	816
Illinois Finance Authority Revenue (Downers
Grove Community High School)	5.000%	12/15/25	1,000	1,217
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/21	375	392
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/22	350	376
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/23	500	553
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/24	565	641
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	3.250%	5/15/22	835	842
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	7,805	7,815
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,370
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/21	5,510	5,916
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/26	680	811
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/24	800	928
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/25	3,350	3,981
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/26	2,400	2,911
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/22	5,380	5,977
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/25	1,730	2,063
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/20	1,035	1,069
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/22	2,380	2,622
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/24	1,395	1,625
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/20	1,000	1,036
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,386
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/23	1,000	1,143

Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/24	3,250	3,822
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/25	4,500	5,420
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	12/15/22	19,500	21,857
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/20	875	901
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/20	3,560	3,728
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/21	375	399
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/21	180	192
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/21	1,100	1,190
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	875	961
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,605	2,863
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/22	1,585	1,768
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	500	565
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/24	1,650	1,915
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/25	7,570	8,979
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,120	1,223
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	4,315	5,191
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/21	1,200	1,268
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/22	1,600	1,739
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/23	1,400	1,561
1 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT, 70% of 1M USD LIBOR +
1.350%	3.032%	5/1/21	2,500	2,507
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,231
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/22	4,000	4,380
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/23	5,000	5,650
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.000%	7/1/20	1,000	1,031
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	505
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,049
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,084
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,118

Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/22	1,000	1,093
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/20 (Prere.)	1,160	1,188
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/22	900	978
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/24	2,410	2,770
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/25	595	700
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/21	700	743
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/22	1,000	1,091
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/23	1,500	1,678
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	1,200	1,334
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/23	1,100	1,260
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	1,756
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	7,311
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	1,000	1,080
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/25	100	119
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/26	225	273
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,325	6,328
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	4.000%	2/15/22	845	886
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	4.000%	2/15/24	1,675	1,806
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	5.000%	2/15/25	875	999
Illinois GO	5.000%	8/1/19	34,950	34,950
Illinois GO	4.000%	9/1/19	2,000	2,003
Illinois GO	5.000%	11/1/19	10,000	10,077
Illinois GO	5.000%	11/1/19	79,030	79,610
Illinois GO	5.000%	1/1/20	2,750	2,785
Illinois GO	5.000%	2/1/20	4,855	4,930
Illinois GO	5.000%	2/1/20	5,690	5,778
Illinois GO	5.000%	3/1/20	10,690	10,883
Illinois GO	5.000%	4/1/20	2,025	2,067
Illinois GO	5.000%	5/1/20	24,500	25,058
Illinois GO	5.000%	5/1/20	2,245	2,296
Illinois GO	5.000%	7/1/20	12,500	12,848
Illinois GO	5.000%	8/1/20	1,260	1,298
Illinois GO	5.000%	8/1/20 (4)	6,500	6,749
Illinois GO	4.000%	9/1/20	1,520	1,553
Illinois GO	5.000%	11/1/20	82,330	85,262

Illinois GO	5.000%	1/1/21 (4)	8,425	8,559
Illinois GO	5.000%	2/1/21	4,325	4,504
Illinois GO	5.000%	2/1/21	10,000	10,413
Illinois GO	5.000%	4/1/21	8,600	8,993
Illinois GO	5.000%	4/1/21	3,390	3,545
Illinois GO	5.000%	5/1/21	12,000	12,575
Illinois GO	5.000%	6/1/21	200	210
Illinois GO	5.000%	10/1/21	6,210	6,578
Illinois GO	5.000%	10/1/21	6,940	7,351
Illinois GO	5.000%	11/1/21	26,235	27,788
Illinois GO	5.000%	12/1/21	8,375	8,888
Illinois GO	5.000%	1/1/22	100	101
Illinois GO	5.000%	2/1/22	2,000	2,129
Illinois GO	5.000%	7/1/22	4,325	4,647
Illinois GO	5.000%	8/1/22	7,000	7,535
Illinois GO	5.000%	10/1/22	19,930	21,533
Illinois GO	5.000%	11/1/22	8,200	8,876
Illinois GO	5.000%	11/1/22	33,260	35,894
Illinois GO	5.000%	1/1/23	19,200	20,715
Illinois GO	5.000%	2/1/23	7,000	7,565
Illinois GO	5.000%	3/1/23	500	529
Illinois GO	5.000%	10/1/23	10,000	10,947
Illinois GO	5.000%	11/1/23	25,670	28,048
Illinois GO	5.000%	8/1/24	6,580	7,040
Illinois GO	5.000%	10/1/24	5,000	5,550
Illinois GO	5.000%	11/1/24	10,315	11,384
Illinois GO	5.000%	4/1/25	4,170	4,586
Illinois GO	5.000%	5/1/25	280	308
Illinois GO	5.000%	8/1/25	3,020	3,226
Illinois GO	5.000%	11/1/25	17,200	19,206
Illinois GO	5.000%	3/1/26 (4)	1,125	1,212
Illinois GO	5.000%	4/1/26 (4)	1,500	1,659
Illinois GO	5.000%	5/1/26	6,275	6,887
Illinois GO	5.000%	11/1/26	30,000	33,774
Illinois Housing Development Authority Revenue
(Century Woods) PUT	1.900%	10/1/21	3,000	3,031
Illinois Housing Development Authority Revenue
(Larkin Village)	4.000%	10/1/48	14,715	15,858
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	15,467
Illinois Sales Tax Revenue	4.000%	6/15/21	255	255
Illinois Sales Tax Revenue	5.000%	6/15/21	1,565	1,648
Illinois Sales Tax Revenue	5.000%	6/15/24	350	382
Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,062
Illinois Sales Tax Revenue	5.000%	6/15/24 (15)	4,600	5,185
Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,573
Illinois Sales Tax Revenue	5.000%	6/15/25	2,975	3,250
Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	10,001
Illinois Sales Tax Revenue	5.000%	6/15/25 (15)	9,370	10,355
Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,666
Illinois Sales Tax Revenue	5.000%	6/15/26	3,925	4,283
Illinois Sports Facility Authority Revenue	0.000%	6/15/21 (2)	100	96
Illinois Sports Facility Authority Revenue	0.000%	6/15/22 (2)	1,405	1,305
Illinois Sports Facility Authority Revenue	0.000%	6/15/23 (2)	8,945	8,055
Illinois Sports Facility Authority Revenue	0.000%	6/15/24 (2)	13,510	11,802
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,080	20,328
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,077
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	21,625	22,694

Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,262
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	16,283
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	2,000	2,309
Illinois Toll Highway Authority Revenue	5.000%	1/1/25	9,500	11,234
Illinois Toll Highway Authority Revenue	5.000%	1/1/26	12,750	15,378
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,000	3,044
Illinois Toll Highway Authority Revenue VRDO	1.440%	8/7/19 LOC	20,000	20,000
Kane & DeKalb Counties IL Community Unit
School District No. 301 GO (Burlington)	0.000%	12/1/25	1,000	882
Kendall County IL Forest Preserve District GO	5.000%	1/1/24 (4)	1,425	1,632
Kendall, Kane, & Will Counties IL Community
Unified School District No. 308 GO	5.000%	10/1/22	1,375	1,519
Kendall, Kane, & Will Counties IL Community
Unified School District No. 308 GO	5.000%	10/1/23	550	624
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,170
McLean & Woodford Counties IL Community
School District No. 5 GO	4.000%	12/1/23	2,000	2,204
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	16,196
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,398
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	100	91
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	6,825	6,034
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/19 (14)	1,235	1,227
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	3,550	3,696
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	875	952
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	3,130	3,141
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/23	4,595	4,964
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/25	1,000	1,132
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	26,320	28,284
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	4,370	4,681
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/22	2,500	2,792
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/23	4,320	4,965
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,290	1,521
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	10,025	10,339

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/21	2,500	2,670
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.375%	6/1/21	870	931
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/23	15,020	16,947
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/24	20,030	23,189
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/25	38,010	45,038
Romeoville IL GO	5.000%	12/30/25	3,315	4,007
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/21	615	653
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/23	1,155	1,281
4 Sales Tax Securitization Corp. IL TOB VRDO	1.550%	8/7/19	16,855	16,855
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,113
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,545
Springfield IL Electric Revenue	5.000%	3/1/23	5,060	5,674
Springfield IL Electric Revenue	5.000%	3/1/24	4,585	5,278
Springfield IL Electric Revenue	5.000%	3/1/25	10,045	11,837
Springfield IL Electric Revenue	5.000%	3/1/26	3,350	3,931
4 Springfield IL Water Revenue TOB VRDO	1.610%	8/7/19	4,112	4,112
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/24	2,655	2,717
University of Illinois COP	5.000%	8/15/20	5,000	5,190
University of Illinois COP	5.000%	10/1/20	3,850	4,014
University of Illinois COP	5.000%	8/15/21	5,000	5,363
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/22 (4)	500	531
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/24 (4)	500	550
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/25 (4)	555	619
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	4.000%	1/1/22	1,300	1,301
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/24 (4)(ETM)	12,375	11,539
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/24 (4)	2,820	2,539
				1,935,845
Indiana (1.4%)
Avon IN Community School Building Corp.	5.000%	7/15/21	1,505	1,614
Avon IN Community School Building Corp.
Revenue	5.000%	1/15/21	2,325	2,451
Avon IN Community School Building Corp.
Revenue	5.000%	7/15/26	1,010	1,240
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/21	210	225
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/22	270	300
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/23	450	516
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/21	500	537
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/22	250	278

Ball State University Student Fee Indiana
Revenue	5.000%	7/1/23	660	756
Brownsburg IN Community 1999 School
Building Corporation Revenue	5.000%	7/15/24	200	235
Brownsburg IN Community 1999 School
Building Corporation Revenue	5.000%	1/15/25	350	416
Brownsburg IN Community 1999 School
Building Corporation Revenue	5.000%	7/15/25	350	421
Brownsburg IN Community 1999 School
Building Corporation Revenue	5.000%	1/15/26	350	425
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/21 (15)	3,155	3,330
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/22 (15)	3,370	3,677
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/23 (15)	3,535	3,974
5 Franklin IN Economic Development Revenue
(Otterbein Homes)	5.000%	7/1/23	950	1,074
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/23	1,655	1,871
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/24	1,250	1,429
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/24	1,500	1,739
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/25	2,355	2,748
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/25	1,055	1,231
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/25	2,030	2,395
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/26	2,080	2,474
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/26	2,130	2,558
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	50
1 Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	1.500%	9/3/19	8,000	8,001
Indiana Finance Authority Environmental
Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22	1,125	1,154
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,422
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/22	1,550	1,732
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	884
Indiana Finance Authority Hospital Revenue
(Goshen Health Obligated Group) PUT	2.100%	11/1/26	2,700	2,728
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	2,100	2,205
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,050
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,722

Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	7,050	7,935
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/23	5,250	6,097
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/21	2,620	2,852
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	3,000	3,021
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	3,000	3,021
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	10,500	10,573
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/22	2,250	2,532
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/23	3,750	4,355
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/24	3,645	4,351
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	2.250%	7/1/25	6,250	6,486
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT, SIFMA Municipal Swap Index Yield +
0.280%	1.680%	7/2/21	6,500	6,502
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT, SIFMA Municipal Swap Index Yield +
0.550%	1.950%	7/2/21	6,000	6,002
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/19	700	706
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/20	615	643
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/21	500	541
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/22	940	1,051
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/23	1,275	1,467
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/24	1,020	1,205
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/25	1,550	1,872
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/20	1,830	1,880
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/24	1,015	1,183
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/25	1,205	1,439
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,525	3,594

Indiana Finance Authority Revenue	5.000%	2/1/23	2,675	2,930
Indiana Finance Authority Revenue	5.000%	2/1/23	10,245	11,608
Indiana Finance Authority Revenue (Butler
University Project)	3.000%	2/1/21	140	144
Indiana Finance Authority Revenue (Butler
University Project)	3.000%	2/1/22	210	219
Indiana Finance Authority Revenue (Butler
University Project)	3.000%	2/1/23	225	238
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/24	200	223
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/25	275	311
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/26	340	390
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,328
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/21	250	264
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/22	250	278
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	819
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/23	700	799
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/20	1,400	1,465
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/21	550	596
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/23	2,000	2,302
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/23	1,135	1,307
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/24	3,275	3,872
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/24	1,905	2,252
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/25	6,240	7,545
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/25	5,315	6,427
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	337
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	391
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	840	876
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	411
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,816
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,117

Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	34,110	34,523
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/19	1,780	1,788
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/20	1,865	1,927
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/21	1,925	2,041
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/22	1,985	2,157
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/23	1,845	2,051
5 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/24	850	966
5 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/24	800	910
5 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/25	1,050	1,211
5 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/25	1,100	1,271
5 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/26	235	275
5 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/26	525	614
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	3,875	3,874
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20 (Prere.)	60	60
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20	2,460	2,462
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	3,805	3,811
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	6,235	6,240
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	4,215	4,218
Indiana Transportation Finance Authority
Revenue	5.500%	12/1/22 (14)	16,640	18,923
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	3,749
Indiana University Student Fee Revenue	5.000%	6/1/22	3,105	3,445
Indianapolis Department of Public Utilities Water
System Revenue	5.000%	10/1/25	1,490	1,813
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/25	1,300	1,556
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/26	1,915	2,347
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/24 (14)	9,000	10,502
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/25 (14)	12,215	14,659

IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/25	3,040	3,472
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/25	6,190	7,134
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/26	5,660	6,562
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/26	6,765	7,902
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	518
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,025
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,383
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	949
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,021
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	7/15/22	2,660	2,878
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	1/15/23	3,450	3,773
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	7/15/23	3,135	3,469
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	1/15/24	2,910	3,247
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	7/15/24	2,210	2,494
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	1/15/25	4,070	4,607
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,023
				399,285
Iowa (0.3%)
Des Moines IA GO	5.000%	6/1/23	1,570	1,795
Des Moines IA GO	5.000%	6/1/24	6,335	7,463
Des Moines IA GO	5.000%	6/1/25	5,670	6,848
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	5,688
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/24	1,000	1,131
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	2,635	2,668
4 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,777
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	18,000	19,459
Iowa Finance Authority Revenue	5.000%	8/1/21	9,505	10,231
1 Iowa Finance Authority Revenue PUT, 70% of
1M USD LIBOR + 0.350%	1.933%	10/1/21	3,750	3,758
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/21	1,395	1,474
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/23	1,000	1,127
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/25	1,700	2,019
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/26	1,000	1,212
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/21	400	426

Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/22	425	464
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/23	500	558
Iowa Special Obligation Revenue	5.000%	6/15/23	4,830	5,530
Xenia IA Rural Water District Revenue	3.000%	12/1/19	430	432
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	343
Xenia IA Rural Water District Revenue	5.000%	12/1/22	1,675	1,843
Xenia IA Rural Water District Revenue	5.000%	12/1/23	450	508
				87,754
Kansas (0.5%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/23	1,515	1,678
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/24	1,545	1,747
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	544
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	556
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,225
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	1,100	1,269
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/21	1,325	1,404
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/22	1,010	1,098
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	450	519
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	750	865
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	250	297
Johnson KS GO	4.000%	9/1/25	1,055	1,145
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	3,870	4,328
1 Kansas Department of Transportation Highway
Revenue, 67% of 1M USD LIBOR + 0.400%	2.010%	9/1/19	4,250	4,251
1 Kansas Department of Transportation Highway
Revenue, 70% of 1M USD LIBOR + 0.300%	1.982%	9/1/21	7,580	7,603
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,067
Kansas Development Finance Authority
Revenue	5.000%	5/1/21	17,635	18,803
Kansas Development Finance Authority
Revenue	5.000%	4/1/22	3,795	4,174
Kansas Development Finance Authority
Revenue	5.000%	5/1/22	17,640	19,456
Kansas Development Finance Authority
Revenue	5.000%	5/1/24	16,420	18,554
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/25	1,000	1,189
Sedgwick County KS Unified School District No.
259 (Wichita) GO	4.000%	10/1/23	4,105	4,568

Sedgwick County KS Unified School District No.
259 (Wichita) GO	4.000%	10/1/24	8,085	9,210
Sedgwick County KS Unified School District No.
266 (Maize) GO	3.000%	9/1/19	200	200
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/20	400	412
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/21	575	622
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/22	1,250	1,398
Seward County KS Unified School District No.
480 GO	3.000%	9/1/19	470	471
Seward County KS Unified School District No.
480 GO	3.000%	9/1/20	450	459
Seward County KS Unified School District No.
480 GO	5.000%	9/1/21	400	431
Seward County KS Unified School District No.
480 GO	5.000%	9/1/22	315	350
Seward County KS Unified School District No.
480 GO	5.000%	9/1/23	1,275	1,462
Seward County KS Unified School District No.
480 GO	5.000%	9/1/24	1,500	1,770
Seward County KS Unified School District No.
480 GO	5.000%	9/1/25	1,750	2,117
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/22	180	198
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/23	300	340
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/24	300	350
4 University of Kansas Hospital Authority Health
Facilities Revenue TOB VRDO	1.420%	8/7/19	4,609	4,609
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,164
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/22	1,000	1,115
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/23	1,225	1,410
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	502
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,580	1,644
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	775	861
				129,435
Kentucky (1.6%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/21	540	555
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/22	2,245	2,411
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/23	765	842
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/24	680	764
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	10,375	10,370
Jefferson County KY School District Finance
Corp. School Building Revenue	5.000%	6/1/21	555	593

Jefferson County KY School District Finance
Corp. School Building Revenue	5.000%	6/1/23	3,195	3,637
Kenton County KY Airport Revenue	5.000%	1/1/20	700	711
Kenton County KY Airport Revenue	5.000%	1/1/21	750	788
Kenton County KY Airport Revenue	5.000%	1/1/22	785	858
Kenton County KY Airport Revenue	5.000%	1/1/23	500	564
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	3,995	4,151
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/22	8,625	9,666
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/21	1,150	1,225
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/22	870	958
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/25	1,660	1,986
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	1,185	1,204
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/24	1,295	1,299
1 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT, 68% of 1M USD LIBOR + 0.900%	2.534%	2/1/20	25,000	25,003
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21	1,500	1,580
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22	1,675	1,810
1 Kentucky Economic Development Finance
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.500%	9/3/19	5,500	5,501
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/20 (14)	6,000	6,220
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/21 (14)	6,085	6,521
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/22 (14)	2,500	2,760
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	15,885	17,063
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	4,510	4,996
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	15,110	16,737
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/24	1,760	1,932
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/24	5,875	6,486
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	115,875	126,365
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	85,430	94,640
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	24,000	26,594

Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	10,000	11,072
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.850%	4/1/21	8,000	8,068
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/20	1,715	1,785
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	3.000%	10/1/21	1,405	1,453
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/22	1,855	2,061
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group) VRDO	1.500%	8/1/19 LOC	3,100	3,100
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/19	300	303
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/20	1,000	1,046
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	4.000%	11/1/19	17,810	17,932
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/26	7,330	7,957
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/21	2,170	2,251
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/22	1,955	2,075
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/23	2,635	2,856
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/23 (4)	1,590	1,614
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/24	3,975	4,376
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/25	2,830	3,156
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/26	4,440	4,990
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/27	1,975	2,231
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,100	1,341
				466,457
Louisiana (1.1%)
4 Franciscan Missionaries of Our Lady Health
System Obligated Group TOB VRDO	1.600%	8/7/19	9,475	9,475
Greater New Orleans Expressway Commission
Revenue	5.000%	11/1/24 (4)	500	591
Greater New Orleans Expressway Commission
Revenue	5.000%	11/1/25 (4)	570	690
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,047
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,010	1,096
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	4,010	4,494
Lafayette LA Utilities Revenue	5.000%	11/1/23 (4)	300	346

Lafayette LA Utilities Revenue	5.000%	11/1/24 (4)	540	641
Lafayette LA Utilities Revenue	5.000%	11/1/25 (4)	500	607
Lafayette LA Utilities Revenue	5.000%	11/1/26	7,210	8,076
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	8,000	8,254
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,341
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	4,150	4,584
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	1,645	1,872
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	4,195	4,623
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	2,410	2,827
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	18,420	20,296
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	1,665	2,003
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	12,000	13,208
Louisiana GO	5.000%	5/1/22	10,320	11,391
Louisiana GO	5.000%	5/1/22	2,800	3,091
Louisiana GO	5.000%	9/1/22	4,000	4,464
Louisiana GO	5.000%	7/15/23	23,000	25,555
Louisiana GO	5.000%	10/1/23	11,640	13,418
Louisiana GO	5.000%	7/15/24	3,050	3,388
Louisiana GO	5.000%	9/1/24	2,550	3,014
Louisiana GO	5.000%	10/1/24	12,240	14,514
Louisiana GO	5.000%	9/1/25	2,500	3,028
Louisiana GO	5.000%	10/1/25	12,865	15,629
Louisiana GO	5.000%	9/1/26	3,500	4,339
Louisiana GO	5.000%	10/1/26	6,750	8,377
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,400	1,446
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,185	1,268
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,930	2,082
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,435	2,707
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	5,000	5,711
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	2,265	2,587
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	4,365	5,114
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	2,370	2,777
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/25 (15)	4,300	5,156
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	3.000%	10/1/22	1,000	1,045

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/23	1,000	1,140
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/24	1,410	1,650
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	4.000%	10/1/25	2,075	2,350
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,507
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center) PUT	5.000%	6/1/25	25,000	29,592
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/21	360	385
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/22	290	319
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/23	395	448
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/24	1,135	1,321
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/25	2,540	3,025
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/26	2,670	3,233
Louisiana Public Facilities Authority Revenue
(Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,802
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/20	330	337
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	477
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	383
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	645	725
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	620	715
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	848
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,138
New Orleans LA Aviation Board Revenue	5.000%	1/1/22	135	147
New Orleans LA Aviation Board Revenue	5.000%	1/1/23	150	168
New Orleans LA Aviation Board Revenue	5.000%	1/1/24	200	231
New Orleans LA Aviation Board Revenue	5.000%	10/1/24 (4)	100	117
New Orleans LA Aviation Board Revenue	5.000%	1/1/25	100	118
New Orleans LA Aviation Board Revenue	5.000%	10/1/25 (4)	350	418
New Orleans LA GO	5.000%	12/1/20	1,400	1,468
New Orleans LA GO	5.000%	12/1/21	1,260	1,365
New Orleans LA GO	5.000%	12/1/22	700	782
Shreveport LA Water & Sewer Revenue	5.000%	12/1/23 (15)	1,500	1,721
Shreveport LA Water & Sewer Revenue	5.000%	12/1/24 (15)	2,825	3,320
Shreveport LA Water & Sewer Revenue	4.000%	12/1/25 (4)	835	956

Shreveport LA Water & Sewer Revenue	5.000%	12/1/25 (15)	2,000	2,389
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,444
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	9,220	9,467
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/22	1,000	1,091
				325,769
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	11,317
Maine Governmental Facilities Authority
Revenue	4.000%	10/1/24	690	782
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/21	3,930	4,201
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/22	1,425	1,574
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/23	3,275	3,724
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/24	2,740	3,203
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/24	1,045	1,223
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/24	500	582
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/25	595	673
Maine Housing Authority Mortgage Revenue	3.500%	11/15/47	3,395	3,592
Maine Housing Authority Mortgage Revenue	4.000%	11/15/47	4,625	4,944
Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/23	825	950
Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/24	850	1,007
Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/25	1,580	1,915
				39,687
Maryland (3.0%)
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,488
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,632
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,826
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,259
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,602
Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,878
3 Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,493
Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,667
Baltimore County MD GO	5.000%	2/1/20	2,100	2,141
Baltimore County MD GO	5.000%	10/15/21	10,400	11,282
Baltimore County MD GO	5.000%	8/1/25	3,000	3,344
Baltimore MD Project Revenue	4.000%	7/1/21	350	369
Baltimore MD Project Revenue	4.000%	7/1/21	300	316
Baltimore MD Project Revenue	5.000%	7/1/21	520	558
Baltimore MD Project Revenue	5.000%	7/1/21	750	804
Baltimore MD Project Revenue	4.000%	7/1/22	400	432
Baltimore MD Project Revenue	5.000%	7/1/22	500	555
Baltimore MD Project Revenue	5.000%	7/1/22	375	416
Baltimore MD Project Revenue	5.000%	7/1/22	550	610
Baltimore MD Project Revenue	4.000%	7/1/23	520	575
Baltimore MD Project Revenue	5.000%	7/1/23	525	602

Baltimore MD Project Revenue	5.000%	7/1/23	325	373
Baltimore MD Project Revenue	5.000%	7/1/23	550	628
Baltimore MD Project Revenue	5.000%	7/1/24	750	885
Baltimore MD Project Revenue	5.000%	7/1/24	600	708
Baltimore MD Project Revenue	5.000%	7/1/25	650	787
Baltimore MD Project Revenue	5.000%	7/1/25	520	629
Baltimore MD Project Revenue	5.000%	7/1/26	1,000	1,239
Baltimore MD Project Revenue	5.000%	7/1/26	500	619
4 Baltimore MD Project Revenue TOB VRDO	1.550%	8/7/19	8,185	8,185
Charles County MD GO	5.000%	10/1/23	3,400	3,937
Charles County MD GO	5.000%	10/1/24	3,575	4,265
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/25	1,500	1,710
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/26	2,000	2,304
Howard County MD GO	5.000%	8/15/19	5,000	5,007
Howard County MD GO	5.000%	2/15/20	4,475	4,569
Howard County MD GO	5.000%	8/15/21	5,250	5,664
Howard County MD GO	5.000%	8/15/22	5,385	6,013
Howard County MD GO	5.000%	8/15/23	4,185	4,827
Howard County MD GO	5.000%	8/15/23	1,390	1,603
Howard County MD GO	5.000%	8/15/24	4,400	5,231
Howard County MD GO	5.000%	8/15/24	1,000	1,189
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	16,301
Maryland Department of Transportation
Revenue	5.000%	12/15/21	7,930	8,662
Maryland Department of Transportation
Revenue	5.000%	2/15/22	38,965	42,790
Maryland Department of Transportation
Revenue	5.000%	12/15/22	11,270	12,728
Maryland Department of Transportation
Revenue	5.000%	2/1/24	10,165	11,521
Maryland Department of Transportation
Revenue	4.000%	12/15/24	17,620	19,741
Maryland Department of Transportation
Revenue	4.000%	9/1/25	2,125	2,464
Maryland Department of Transportation
Revenue	4.000%	12/15/25	4,550	5,082
Maryland Department of Transportation
Revenue	4.000%	2/1/28	21,560	23,589
Maryland Department of Transportation
Revenue	4.000%	5/1/28	10,440	11,888
Maryland Department of Transportation
Revenue	4.000%	2/1/29	7,750	8,461
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,939
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,485	1,517
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,745
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,664
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,731

Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,765
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/20 (4)	620	634
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/21 (4)	700	735
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/22 (4)	1,200	1,292
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/23 (4)	1,350	1,488
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	28,995
Maryland GO	5.000%	11/1/19	4,265	4,307
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	3,975
Maryland GO	4.000%	8/1/21	20,000	21,151
Maryland GO	5.000%	8/1/21	34,110	36,759
Maryland GO	5.000%	8/1/21	30,425	32,788
Maryland GO	5.000%	8/1/22	4,455	4,968
Maryland GO	5.000%	8/1/23	35,155	40,502
Maryland GO	5.000%	3/15/24	18,320	21,513
Maryland GO	5.000%	8/1/24	10,000	11,875
Maryland GO	4.000%	3/1/25	34,080	35,611
Maryland GO	5.000%	3/15/25	1,625	1,962
Maryland GO	5.000%	3/15/25	32,130	38,795
Maryland GO	2.750%	8/1/25	590	624
Maryland GO	4.000%	8/1/25	16,630	19,274
Maryland GO	4.000%	8/1/25	22,770	24,053
Maryland GO	5.000%	8/1/25	21,755	26,523
Maryland GO	5.000%	6/1/26	1,150	1,349
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.250%	1/1/24	1,455	1,673
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,034
Maryland Health & Higher Educational Facilities
Authority Revenue (Broadmead Inc.)	5.000%	7/1/22	680	743
Maryland Health & Higher Educational Facilities
Authority Revenue (Broadmead Inc.)	2.875%	7/1/23	875	911
Maryland Health & Higher Educational Facilities
Authority Revenue (Broadmead Inc.)	5.000%	7/1/25	735	859
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,402
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,257
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	1,924
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,129
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	4.000%	7/1/20	1,055	1,080

Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/21	650	694
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/22	500	551
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/23	1,220	1,381
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,370
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,015	1,069
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/22	2,580	2,861
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,252
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	7,514
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,500
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/21	5,790	6,216
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	6,365	7,075
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/23	6,595	7,575
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/22	12,350	13,573
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	1,035	1,208
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	3.000%	3/1/27	3,000	3,194
Montgomery County MD GO	5.000%	10/1/19	4,215	4,242
Montgomery County MD GO	5.000%	11/1/19	2,840	2,868
Montgomery County MD GO	5.000%	11/1/21	22,680	24,652
Montgomery County MD GO	5.000%	12/1/21	10,000	10,901
Montgomery County MD GO	5.000%	12/1/22	8,650	9,753
Montgomery County MD GO	5.000%	11/1/24	5,260	6,289
Montgomery County MD GO	4.000%	11/1/25	6,195	7,211
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/21	2,800	3,010
Prince George MD Consolidated Public
Improvement GO	5.000%	3/1/22	2,210	2,430
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/22	6,075	6,765
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/23	13,090	15,060

Prince Georges County MD (Regional Medical
Center) COPS	5.000%	10/1/24	1,140	1,356
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/23	650	722
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	2.500%	11/1/24	8,015	8,017
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/24	1,145	1,296
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	3.000%	11/1/25	1,375	1,380
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/25	1,250	1,435
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/21	14,705	15,481
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/24	1,000	1,182
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/21	1,840	1,967
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/22	1,950	2,137
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/23	2,060	2,306
				859,487
Massachusetts (2.7%)
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT, SIFMA Municipal
Swap Index Yield + 0.300%	1.700%	3/2/20	29,190	29,190
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	5,866
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,113
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/25	7,055	8,448
Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	35,000	39,297
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/21	525	560
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/23	765	864
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/24	700	811
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/25	1,400	1,656
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/26	1,920	2,311
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,223
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	1,425	1,517
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	750	799

Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	933
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/23	2,395	2,646
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,776
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/26	1,055	1,266
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	8,600	9,918
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	1,000	1,153
4 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.460%	8/7/19 LOC	6,430	6,430
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,169
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	1,260	1,303
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,097
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,035	5,381
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	500	534
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	3,485	3,848
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,827
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	6,830
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	2,965
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	500	569
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/24	1,350	1,580
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/25	780	935
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/25	1,570	1,882
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/26	5,735	7,012
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20	1,070	1,087
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/21	3,180	3,341
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	3,285	3,560
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,725	1,870
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	3,335	3,720
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	1,200	1,338
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	1,625	1,859

Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	3,655	4,182
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/25	1,010	1,181
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/22	750	810
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/24	1,000	1,175
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/25	2,320	2,782
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/26	2,000	2,444
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/20	700	718
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/21	750	790
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/23	800	881
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/24	1,420	1,594
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/25	1,195	1,361
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	4.000%	11/15/23	1,340	1,373
Massachusetts Development Finance Agency
Revenue (Lyman Terrace Phase II LLC) PUT	1.390%	2/1/22	2,475	2,479
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	1,275	1,290
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	1,315	1,340
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.500%	10/1/22	1,005	1,046
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.500%	10/1/23	2,800	2,938
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/24	1,150	1,244
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/25	500	545
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	828
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,145
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,739
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/23	2,800	3,210
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/24	3,000	3,541
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/25/24	5,000	5,811
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/30/25	4,000	4,767

1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT, SIFMA
Municipal Swap Index Yield + 0.480%	1.880%	1/29/20	5,800	5,801
4 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	1.430%	8/7/19 LOC	7,430	7,430
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/19	1,080	1,083
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/20	1,105	1,137
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/21	1,095	1,153
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/22	1,165	1,254
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/21 (10)	200	216
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	1,025	1,093
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	695	764
Massachusetts Development Finance Agency
Revenue (Suffolk University)	4.000%	7/1/20	380	389
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	550	588
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	435	480
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	550	607
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/23	1,500	1,703
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/23	450	511
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	350	409
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	1,000	1,168
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/25	525	627
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/26	550	667
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/26	845	1,017
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,407
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,533
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	823
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/20	300	312
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/21	250	268

Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/22	400	442
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/23	1,035	1,175
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/25	1,145	1,356
Massachusetts Development Finance Agency
Revenue (Williams College) PUT	1.450%	7/1/21	5,310	5,329
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,018
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,020	5,193
Massachusetts GO	5.250%	8/1/19	9,000	9,000
Massachusetts GO	5.500%	12/1/19 (14)	9,160	9,295
Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	10,325
3 Massachusetts GO	5.000%	8/1/21	40,500	43,647
Massachusetts GO	5.000%	8/1/21 (Prere.)	7,500	8,072
Massachusetts GO	5.250%	8/1/21	2,500	2,707
Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	8,517
3 Massachusetts GO	5.000%	7/1/22 (Prere.)	7,020	7,807
3 Massachusetts GO	5.000%	7/1/22 (Prere.)	14,955	16,632
Massachusetts GO	5.000%	7/1/22	3,255	3,621
Massachusetts GO	5.000%	11/1/22 (Prere.)	10,000	11,244
Massachusetts GO	5.000%	11/1/22 (Prere.)	3,500	3,935
Massachusetts GO	5.000%	5/1/23	8,000	9,144
Massachusetts GO	5.000%	10/1/23	4,430	5,130
Massachusetts GO	5.000%	5/1/24	20,000	23,565
Massachusetts GO	5.000%	7/1/24	1,735	2,054
Massachusetts GO	5.000%	5/1/25	20,000	24,167
Massachusetts GO	5.000%	7/1/26	6,950	8,616
Massachusetts GO	5.000%	11/1/26	3,005	3,752
Massachusetts GO PUT	1.050%	7/1/20	24,935	24,892
Massachusetts GO PUT	1.700%	8/1/22	32,200	32,565
1 Massachusetts GO, SIFMA Municipal Swap
Index Yield + 0.600%	2.000%	2/1/20	1,500	1,500
Massachusetts Health & Educational Facilities
Authority Revenue (Milford Regional Medical
Center)	5.000%	7/15/22	315	318
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	960	990
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	1,415	1,461
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Boston) PUT	1.850%	4/1/22	3,700	3,747
Massachusetts Housing Finance Agency
Revenue	1.850%	6/1/20	790	790
Massachusetts Housing Finance Agency
Revenue	2.050%	12/1/21	12,500	12,525
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	5,490	5,744
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	3,155	3,326
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	2,850	2,992

Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT	1.500%	7/1/20	2,000	2,002
1 Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT, 70% of 1M
USD LIBOR + 0.380%	2.062%	9/1/21	3,750	3,758
1 Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.330%	1.730%	12/1/21	2,000	2,000
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	6,520	7,268
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	3,930	4,377
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/23 (14)	12,440	14,224
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/24 (14)	28,990	34,234
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,358
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,119
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,910
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	4,500
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19 (Prere.)	7,520	7,520
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19 (Prere.)	4,290	4,290
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19 (Prere.)	5,000	5,000
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20 (Prere.)	6,000	6,233
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,630	4,994
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	3,210	3,210
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	1,370	1,370
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	930	930
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21	4,120	4,441
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/23	6,000	6,470
University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,311
University of Massachusetts Building Authority
Revenue	5.000%	5/1/26	2,650	3,279
1 University of Massachusetts Building Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.300%	1.700%	3/2/20	9,185	9,185
University of Massachusetts Building Authority
Revenue VRDO	1.440%	8/7/19	13,625	13,625
				760,339
Michigan (2.6%)
Byron Center MI Public School District GO	5.000%	5/1/23	100	113
Byron Center MI Public School District GO	5.000%	5/1/24	120	140

Byron Center MI Public School District GO	5.000%	5/1/25	100	119
Byron Center MI Public School District GO	5.000%	5/1/26	110	134
Byron Center MI Public School District GO	5.000%	5/1/27	200	247
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	497
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	655
Chippewa Valley MI Schools GO	5.000%	5/1/23	3,095	3,524
Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,575	1,620
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,479
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,925	2,121
Detroit MI City School District GO	5.000%	5/1/23	2,115	2,325
Detroit MI City School District GO	5.000%	5/1/25	8,750	9,618
Detroit MI City School District GO	5.000%	5/1/26	8,155	8,936
4 Detroit MI City School District GO TOB VRDO	1.600%	8/7/19 (4)	4,000	4,000
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/21 (4)	395	421
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/23 (4)	450	509
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/24 (4)	2,000	2,316
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/25 (4)	1,200	1,383
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/25 (4)	525	605
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/26 (4)	1,000	1,148
Detroit MI GO	5.000%	4/1/20	500	509
Detroit MI GO	5.000%	4/1/21	500	521
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,815
Detroit MI Water Supply System Revenue	5.250%	7/1/27	5,000	5,341
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/24 (4)	675	778
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/25 (4)	700	824
East Lansing MI School District GO	5.000%	5/1/20	600	617
East Lansing MI School District GO	5.000%	5/1/22	2,110	2,324
East Lansing MI School District GO	4.000%	5/1/23	390	429
East Lansing MI School District GO	4.000%	5/1/24	900	1,013
East Lansing MI School District GO	4.000%	5/1/26	530	617
Eastern Michigan University Revenue	5.000%	3/1/24 (15)	1,835	2,128
Eastern Michigan University Revenue	5.000%	3/1/25 (15)	1,610	1,911
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,133
Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	5,021
Fremont MI Public School District GO	5.000%	5/1/23	430	489
Fremont MI Public School District GO	5.000%	5/1/24	470	550
Fremont MI Public School District GO	5.000%	5/1/25	730	876
Grand Rapids MI Public Schools GO	5.000%	5/1/24 (4)	1,700	1,988
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/24	1,000	1,174
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/25	1,665	2,004
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/25	2,475	2,980
4 Great Lakes MI Water Authority Sewer Disposal
System Revenue TOB VRDO	1.600%	8/7/19 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/22	1,890	2,093

Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/23	4,365	4,972
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/23	4,820	5,507
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/24	3,000	3,512
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/25	3,500	4,192
5 Holt MI Public Schools GO	5.000%	5/1/22	275	303
5 Holt MI Public Schools GO	5.000%	5/1/23	460	523
5 Holt MI Public Schools GO	5.000%	5/1/24	425	497
5 Holt MI Public Schools GO	5.000%	5/1/25	710	850
5 Holt MI Public Schools GO	5.000%	5/1/26	900	1,099
Hudsonville MI Public Schools GO	5.000%	5/1/22	260	286
Hudsonville MI Public Schools GO	5.000%	5/1/23	300	341
Hudsonville MI Public Schools GO	5.000%	5/1/25	340	405
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/21	500	531
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/22	565	618
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/23	500	563
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/24	550	636
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	700	779
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	250	287
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/24	500	585
Kentwood MI Economic Development Corp.
Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,295
L'Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,718
L'Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	266
L'Anse Creuse MI Public Schools GO VRDO	1.390%	8/7/19 LOC	20,000	20,000
Lake Orion MI Community School District GO	5.000%	5/1/24	525	616
Lake Orion MI Community School District GO	5.000%	5/1/25	1,405	1,688
Lake Orion MI Community School District GO	5.000%	5/1/26	1,000	1,229
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/22	315	350
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/23	340	390
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/24	375	442
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/25	375	453
Lansing MI School District GO	4.000%	5/1/20	365	373
Lansing MI School District GO	4.000%	5/1/21	375	393
Lansing MI School District GO	4.000%	5/1/22	340	366
Lansing MI School District GO	5.000%	5/1/23	435	495

Lansing MI School District GO	5.000%	5/1/24	350	410
Lansing MI School District GO	5.000%	5/1/25	435	523
Lansing MI School District GO	5.000%	5/1/26	425	522
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,065
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,705	1,940
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,461
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,132
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/24	1,510	1,774
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/25	1,050	1,267
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/26	1,320	1,629
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/21	710	760
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/22	2,335	2,573
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/23	1,300	1,474
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/24	505	587
Michigan Building Authority Revenue	5.000%	4/15/20	7,035	7,227
Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,355
Michigan Building Authority Revenue	5.000%	4/15/22	4,410	4,862
Michigan Building Authority Revenue	5.000%	4/15/23	1,545	1,760
Michigan Building Authority Revenue	5.000%	10/15/23	685	792
Michigan Building Authority Revenue	5.000%	4/15/24	1,250	1,468
Michigan Building Authority Revenue	5.000%	4/15/25	2,000	2,410
Michigan Building Authority Revenue	5.000%	4/15/26	4,000	4,927
Michigan Finance Authority Revenue	5.000%	10/1/19	850	855
Michigan Finance Authority Revenue	5.000%	10/1/19 (Prere.)	1,200	1,208
Michigan Finance Authority Revenue	5.000%	4/1/20	5,400	5,528
Michigan Finance Authority Revenue	5.000%	4/1/21	8,370	8,861
Michigan Finance Authority Revenue	5.000%	4/15/21	6,280	6,691
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,329
Michigan Finance Authority Revenue	5.000%	4/1/22	12,685	13,840
Michigan Finance Authority Revenue	5.000%	10/1/22	525	566
Michigan Finance Authority Revenue	5.000%	11/1/22	675	756
Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	10,117
Michigan Finance Authority Revenue	5.000%	10/1/23	1,290	1,432
Michigan Finance Authority Revenue	5.000%	11/1/23	695	799
Michigan Finance Authority Revenue	5.000%	11/1/24	820	969
Michigan Finance Authority Revenue	5.000%	11/1/25	1,000	1,208
Michigan Finance Authority Revenue	5.000%	11/15/26	2,875	3,409
Michigan Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.100%	8/15/19	1,525	1,525
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,285
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/21	3,580	3,847
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/22	2,500	2,775
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	3,265	3,788
4 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	1.600%	8/7/19	6,060	6,060

Michigan Finance Authority Revenue (Detroit
School District)	5.000%	5/1/25	1,315	1,567
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,276
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	8,500	8,793
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,388
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,102
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21	1,000	1,071
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	16,260	17,413
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	10,000	10,709
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,201
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22	1,500	1,658
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	2,000	2,200
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/21	1,875	2,029
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/22	2,170	2,423
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/23	3,205	3,686
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/20	600	618
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/21	600	640
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/22	800	881
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/25	510	607
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/26	600	729
1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT, 68% of 1M USD
LIBOR + 0.400%	1.941%	10/15/21	15,470	15,490
4 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	1.500%	8/7/19	5,800	5,800
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	4.000%	6/1/20	600	613
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/21	1,105	1,178
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,100
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	605
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	1,000	1,008
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	2,500	2,586
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/21	1,600	1,734

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/22	2,920	3,264
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,510
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20	9,305	9,773
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	1,850	2,014
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	5,000	5,443
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	5,780	6,499
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	2,115	2,452
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	6,120	7,096
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	2,110	2,515
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	4,250	5,183
Michigan Finance Authority Revenue (Trinity
Health Credit Group) PUT	5.000%	2/1/25	18,000	21,224
Michigan GAN	5.000%	3/15/20	6,000	6,142
Michigan GAN	5.000%	3/15/21	4,045	4,293
Michigan GAN	5.000%	3/15/23	2,125	2,408
Michigan GAN	5.000%	3/15/25	22,035	26,381
Michigan GAN	5.000%	3/15/26	5,650	6,923
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/19	1,510	1,527
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	7,409
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,278
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.375%	5/1/20	1,390	1,391
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	2,325	2,329
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.900%	4/1/21	11,435	11,542
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.400%	3/15/23	16,610	17,073
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	6/1/23	11,500	12,649
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	7/1/24	7,500	8,401
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/21	1,000	1,089
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/22	1,000	1,124
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/23	2,270	2,632
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/24	1,775	2,116
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/25	1,540	1,878
Michigan Housing Development Authority
Revenue	1.500%	10/1/22	1,150	1,151

Michigan Housing Development Authority Single
Family Mortgage Revenue	4.000%	6/1/46	7,990	8,476
Michigan Housing Development Authority Single
Family Mortgage Revenue	3.500%	6/1/48	10,485	11,108
Michigan Housing Development Authority Single
Family Mortgage Revenue	4.250%	12/1/49	20,000	22,013
Michigan State University Revenue	5.000%	2/15/21	2,000	2,119
Michigan State University Revenue	4.000%	2/15/24	800	893
Michigan State University Revenue	5.000%	2/15/25	1,000	1,194
Michigan State University Revenue	5.000%	2/15/26	3,000	3,667
4 Michigan State University Revenue VRDO	1.500%	8/1/19 LOC	16,285	16,285
Michigan Strategic Fund Limited Obligation
Revenue (Cadillac Place Project)	5.250%	10/15/22	1,460	1,587
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	13,115	13,086
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,995
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	818
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	615	651
Michigan Trunk Line Revenue	5.000%	11/15/22	1,435	1,615
Milan MI Area Schools GO	5.000%	5/1/22	500	550
Milan MI Area Schools GO	5.000%	5/1/23	585	663
Milan MI Area Schools GO	5.000%	5/1/25	1,575	1,878
Milan MI Area Schools GO	5.000%	5/1/26	2,010	2,448
Northern Michigan University Revenue	5.000%	12/1/23	645	744
Northern Michigan University Revenue	5.000%	12/1/24	775	917
Northern Michigan University Revenue	5.000%	12/1/25	1,310	1,582
Northville MI Public Schools GO	4.000%	5/1/22	240	258
Northville MI Public Schools GO	4.000%	5/1/23	350	386
Northville MI Public Schools GO	5.000%	5/1/24	300	352
Northville MI Public Schools GO	5.000%	5/1/25	350	421
Northville MI Public Schools GO	5.000%	5/1/26	400	491
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,819
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,059
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,401
Oakland University MI Revenue	5.000%	3/1/23	495	556
Portage MI Public Schools GO	5.000%	11/1/20	750	786
Portage MI Public Schools GO	5.000%	5/1/22	1,790	1,969
Portage MI Public Schools GO	5.000%	11/1/22	1,470	1,643
Rochester MI Community School District GO	5.000%	5/1/21	4,100	4,367
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,816
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,391
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,135
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,286
Royal Oak MI City School District GO	5.000%	5/1/21	715	763
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,505
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,580	1,645
Saline MI Area Schools GO	2.000%	5/1/21	1,100	1,115
Saline MI Area Schools GO	5.000%	5/1/23	725	826

Saline MI Area Schools GO	5.000%	5/1/24	1,000	1,172
Saline MI Area Schools GO	5.000%	5/1/25	850	1,021
University of Michigan Revenue	5.000%	4/1/21	1,065	1,135
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,455
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,895	3,280
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	360	378
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	3,490	3,668
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	761
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	4,900	5,334
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	561
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	2,235	2,511
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,641
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	845	975
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,665	3,082
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	500	592
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	2,550	3,025
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	3,000	3,367
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/24	1,055	1,252
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/25	750	910
4 Wayne State University MI Revenue TOB VRDO	1.450%	8/7/19	5,685	5,685
4 Wayne State University Michigan Revenue TOB
VRDO	1.430%	8/7/19	2,500	2,500
Wayne Westland MI Community Schools GO	4.000%	11/1/21	785	832
Wayne Westland MI Community Schools GO	5.000%	11/1/22	290	324
Western Michigan University Revenue	5.000%	11/15/21	1,055	1,145
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,823
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	1,906
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,834
				741,868
Minnesota (1.0%)
Duluth MN Independent School District No. 709
COP	5.000%	2/1/24	400	459
Duluth MN Independent School District No. 709
COP	5.000%	2/1/25	375	441
Duluth MN Independent School District No. 709
COP	5.000%	2/1/26	400	480
Hennepin County MN Regional Railroad
Authority GO	5.000%	12/1/26	2,580	3,242
Hennepin County MN Sales Tax Revenue
(Ballpark Project)	5.000%	12/15/25	1,365	1,677
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	574
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23	1,110	1,251
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24	1,245	1,443
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/24	6,200	7,272
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/24	2,250	2,639
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/25	6,200	7,471
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/25	2,250	2,711

Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	675	708
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	600	651
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	660	740
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/23	1,530	1,768
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	130
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	369
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	2,820	2,972
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,055	1,151
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	250	273
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	305	344
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	5,410	6,096
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	225	262
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	7,415	8,612
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	9/1/25	6,370	7,111
Minneapolis MN GO	5.000%	12/1/19	1,000	1,013
Minneapolis MN GO	5.000%	12/1/20	4,065	4,277
Minneapolis MN GO	5.000%	12/1/21	2,485	2,710
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/21	550	595
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/22	200	223
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/21	1,420	1,516
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/22	1,150	1,260
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/24	1,640	1,884
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	7,641
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/24	2,370	2,769
Minnesota General Fund Revenue	5.000%	3/1/28	2,880	3,151
Minnesota GO	5.000%	11/1/19	2,000	2,019
Minnesota GO	5.000%	8/1/20 (Prere.)	100	104
Minnesota GO	5.000%	8/1/21	6,000	6,466
Minnesota GO	5.000%	8/1/21	15,500	16,704
Minnesota GO	5.000%	8/1/23	6,565	6,819
Minnesota GO	5.000%	8/1/23	5,295	6,109
Minnesota GO	5.000%	8/1/23	1,025	1,183

Minnesota GO	5.000%	10/1/23	8,250	8,938
Minnesota GO	5.000%	8/1/24	19,660	23,358
Minnesota GO	5.000%	8/1/24	10,300	12,237
Minnesota GO	5.000%	8/1/24	2,620	3,113
Minnesota GO	5.000%	8/1/24	3,250	3,861
Minnesota GO	4.000%	10/1/24	14,225	15,849
Minnesota GO	5.000%	8/1/25	10,255	12,496
Minnesota GO	5.000%	8/1/25	14,710	17,925
Minnesota GO	5.000%	8/1/26	4,345	5,148
Minnesota GO	5.000%	8/1/26	1,000	1,246
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/20	500	509
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/21	425	444
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/22	495	531
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/24	250	282
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/25	250	301
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/26	300	368
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/47	5,500	5,868
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	1/1/48	6,025	6,492
Minnesota Housing Finance Agency Residential
Housing Revenue	4.250%	7/1/49	10,925	12,109
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,317
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/21	2,500	2,633
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/22	587	638
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/23	1,150	1,291
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/24	1,590	1,837
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,390
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,280
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,744
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/22	2,975	3,267
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	3.000%	11/15/19	760	764
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/20	470	486
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/21	520	563
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/22	365	408

St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/23	740	850
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/24	800	944
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/25	675	815
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/26	1,785	2,196
University of Minnesota Revenue	5.000%	8/1/22	1,610	1,796
University of Minnesota Revenue	5.000%	4/1/24	1,145	1,346
University of Minnesota Revenue	5.000%	9/1/24	1,740	2,070
University of Minnesota Revenue	5.000%	10/1/24	1,880	2,242
University of Minnesota Revenue	5.000%	4/1/25	1,210	1,460
University of Minnesota Revenue	5.000%	10/1/25	2,085	2,547
University of Minnesota Revenue	5.000%	4/1/26	1,355	1,674
University of Minnesota Revenue	5.000%	10/1/26	3,250	4,061
				297,984
Mississippi (0.5%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,165	1,236
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,015	2,198
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,560	1,742
Harrison County MS School District GO	4.000%	6/1/24	1,250	1,405
Harrison County MS School District GO	4.000%	6/1/25	2,175	2,483
Jackson MS Public School District GO	5.000%	4/1/22	1,610	1,764
Jackson MS Public School District GO	5.000%	4/1/26	1,065	1,289
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/19	13,500	13,500
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/19	15,150	15,150
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/23	2,040	2,293
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/24	4,190	4,847
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/25	5,815	6,893
Mississippi Gaming Tax Revenue	5.000%	10/15/21	1,170	1,267
Mississippi Gaming Tax Revenue	5.000%	10/15/22	1,610	1,798
Mississippi Gaming Tax Revenue	5.000%	10/15/23	1,000	1,149
Mississippi Gaming Tax Revenue	5.000%	10/15/24	1,070	1,262
Mississippi Gaming Tax Revenue	5.000%	10/15/25	1,500	1,807
Mississippi Gaming Tax Revenue	5.000%	10/15/25	1,085	1,307
Mississippi GO	5.000%	11/1/23	18,500	20,778

Mississippi GO	5.000%	11/1/25	5,000	5,609
1 Mississippi GO PUT, 67% of 1M USD LIBOR +
0.330%	1.940%	9/1/20	9,095	9,095
Mississippi Home Corp. Revenue (Gateway
Affordable Communities LP) PUT	2.400%	8/1/21 (Prere.)	2,500	2,557
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/24	2,480	2,841
1 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT, SIFMA Municipal Swap Index Yield +
1.300%	2.700%	8/15/20	7,875	7,902
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group)	5.000%	9/1/21	4,340	4,628
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group)	5.000%	9/1/23	500	561
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group) PUT	1.800%	12/2/19	1,550	1,551
5 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/22	550	593
5 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/24	430	491
5 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/26	1,515	1,799
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/22	220	245
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23	600	686
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23	750	861
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/24	500	591
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)
PUT	2.900%	9/1/23	6,250	6,464
West Rankin MS Utility Authority Revenue	5.000%	1/1/23 (4)	275	310
West Rankin MS Utility Authority Revenue	5.000%	1/1/24 (4)	400	463
West Rankin MS Utility Authority Revenue	5.000%	1/1/25 (4)	525	624
				132,039
Missouri (0.6%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/21	1,000	1,083
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,467
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,686
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/22	350	363
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/23	750	782

Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/24	2,345	2,444
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/22	600	646
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/23	1,675	1,847
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/24	1,740	1,963
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/25	1,450	1,669
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,032
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/22	785	869
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	813
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,097
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	5,020	5,922
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,150	2,407
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,265	2,662
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	1,500	1,637
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	1,420	1,598
Kansas City MO Airport Revenue	5.000%	9/1/19	2,740	2,749
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/21	1,275	1,327
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,300	1,405
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,410
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,320	1,472
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,572
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/21	3,000	3,186
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/22	4,955	5,438
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/24	1,000	1,163
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/20	1,075	1,102
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/22	1,725	1,841
Lees Summit MO TAN	3.500%	11/1/23	1,090	1,097
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/25	1,255	1,517

Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,343
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(Southeast Missouri State University)	5.000%	10/1/25	1,225	1,456
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	890
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,491
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/22	3,410	3,809
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/24	1,000	1,182
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,148
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester E.
Cox Obligated Group)	5.000%	11/15/24	1,075	1,268
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/25	1,500	1,788
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/26	1,450	1,765
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) PUT	5.000%	6/1/23	17,600	19,467
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	1.530%	8/1/19	6,505	6,505
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	1.440%	8/7/19	14,790	14,790
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/26	555	683
Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	5.000%	5/15/26	1,285	1,418
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/20	900	909
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/21	400	418
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/22	1,440	1,543
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/23	1,200	1,318

Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/24	750	842
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	4,380	4,677
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/20	1,000	1,016
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,285	6,618
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,375	4,765
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/23	1,050	1,179
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	1,000	1,157
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	1/1/26	1,000	1,151
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/19	2,500	2,531
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/20	1,325	1,367
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/20	1,075	1,129
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/21	1,400	1,496
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/21	1,860	2,020
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/22	3,255	3,593
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/22	1,735	1,946
Springfield MO Public Utility Revenue	5.000%	8/1/23	3,490	4,016
Springfield MO School District No. R-12 GO	3.000%	3/1/20	480	485
Springfield MO School District No. R-12 GO	3.000%	3/1/21	1,375	1,416
Springfield MO School District No. R-12 GO	3.000%	3/1/23	615	654
Springfield MO School District No. R-12 GO	3.000%	3/1/24	625	675
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Obligated Group)	3.000%	9/1/22	390	396
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/25	1,440	1,731
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/26	1,500	1,842
St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	1,535	1,662
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,010	1,126
				173,947
Montana (0.1%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	25,330	25,879

	Gallatin County MT High School District No. 7
	GO	5.000%	6/1/23	490	560
	Gallatin County MT High School District No. 7
	GO	5.000%	12/1/23	515	598
	Gallatin County MT High School District No. 7
	GO	5.000%	6/1/24	530	624
	Gallatin County MT High School District No. 7
	GO	5.000%	12/1/24	680	813
	Gallatin County MT High School District No. 7
	GO	5.000%	6/1/25	565	683
	Gallatin County MT High School District No. 7
	GO	5.000%	12/1/25	935	1,145
	Lewis & Clark County School District No. 1 GO	5.000%	7/1/23	560	640
	Lewis & Clark County School District No. 1 GO	5.000%	7/1/24	770	905
	Lewis & Clark County School District No. 1 GO	5.000%	7/1/25	375	452
	Montana Facility Finance Authority Health
	Facilities Revenue (Bozeman Deaconess
	Health Services Obligated Group)	5.000%	6/1/22	200	220
	Montana Facility Finance Authority Health
	Facilities Revenue (Bozeman Deaconess
	Health Services Obligated Group)	3.000%	6/1/23	350	370
	Montana Facility Finance Authority Health
	Facilities Revenue (Bozeman Deaconess
	Health Services Obligated Group)	5.000%	6/1/25	380	451
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,363
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,565
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,329
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,472
					41,069
Multiple States (1.2%)
6	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue VRDO	1.630%	8/7/19 LOC	17,000	17,000
1,6 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue VRDO, SIFMA Municipal
	Swap Index Yield + 0.250%	1.630%	6/15/35 LOC	26,350	26,350
1,6 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue VRDO, SIFMA Municipal
	Swap Index Yield + 0.230%	1.630%	8/12/19	15,000	15,000
1,6 Federal Home Loan Mortgage Corp. Multifamily
	Housing VRDO, SIFMA Municipal Swap Index
	Yield + 0.250%	1.630%	9/15/33 LOC	25,830	25,830
	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.750%	8/1/19	14,000	14,000
4	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.500%	8/7/19 LOC	102,500	102,500
	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.750%	8/1/19	38,500	38,500
4	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.480%	8/7/19 LOC	84,200	84,200
4	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.480%	8/7/19 LOC	34,100	34,100
					357,480

Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,230
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/21	3,255	3,512
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,405
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	82,335	83,318
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/19	750	755
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/20	1,400	1,460
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/22	1,000	1,109
Douglas County NE School District No. 17 GO	4.000%	6/15/24	6,715	7,254
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	755
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	619
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,384
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/23	1,030	1,166
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	940	950
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	145	145
Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	2,630	2,766
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.500%	9/1/45	6,175	6,456
Nebraska Public Power District Revenue	5.000%	7/1/20	6,600	6,833
Nebraska Public Power District Revenue	5.000%	1/1/21	2,250	2,371
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	4,887
Nebraska Public Power District Revenue	5.000%	7/1/21	3,200	3,434
Nebraska Public Power District Revenue	5.000%	1/1/22	1,250	1,365
Nebraska Public Power District Revenue	5.000%	1/1/23	1,330	1,499
Nebraska Public Power District Revenue	5.000%	1/1/24	1,750	2,032
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/22	4,880	5,299
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23	2,525	2,826
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/24	5,410	6,228
Omaha NE GO	5.000%	1/15/24	750	875
Omaha NE GO	5.000%	1/15/25	375	449
Omaha NE GO	5.000%	1/15/26	500	613
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,400	6,770
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,595

Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,064
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,844
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,433
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,556
				177,257
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,033
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	220	221
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,207
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/22	790	868
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/24	750	866
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	1,820	1,952
Clark County NV Airport Improvement Revenue	5.000%	7/1/23	4,750	5,432
Clark County NV Airport Improvement Revenue	5.000%	7/1/24	3,500	4,117
Clark County NV Airport Improvement Revenue	5.000%	7/1/25	1,235	1,451
Clark County NV Airport Improvement Revenue	5.000%	7/1/25	3,000	3,614
Clark County NV Airport Improvement Revenue	5.000%	7/1/26	9,065	11,150
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	1,904
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/24	1,030	1,216
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/25	1,100	1,328
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/26	1,110	1,369
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/20	3,000	3,101
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/21	3,000	3,220
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/22	3,060	3,394
Clark County NV School District GO	5.000%	6/15/20	3,125	3,228
Clark County NV School District GO	5.000%	6/15/20	520	537
Clark County NV School District GO	5.000%	6/15/21 (4)	3,390	3,629
Clark County NV School District GO	5.000%	6/15/21	4,515	4,833
Clark County NV School District GO	5.000%	6/15/21	7,110	7,611
Clark County NV School District GO	5.000%	6/15/22 (4)	3,555	3,936
Clark County NV School District GO	5.000%	6/15/22	5,530	6,117
Clark County NV School District GO	5.000%	6/15/22	1,255	1,388
Clark County NV School District GO	5.000%	6/15/23 (4)	3,735	4,260
Clark County NV School District GO	5.000%	6/15/23	5,820	6,628
Clark County NV School District GO	5.000%	6/15/23	1,760	1,974
Clark County NV School District GO	5.000%	6/15/23	7,835	8,923
Clark County NV School District GO	4.000%	6/15/24 (4)	3,625	4,014
Clark County NV School District GO	5.000%	6/15/24	2,175	2,544
Clark County NV School District GO	5.000%	6/15/24 (4)	7,840	9,190
Clark County NV School District GO	5.000%	6/15/24	3,470	4,059

Clark County NV School District GO	5.000%	6/15/24	8,230	9,626
Clark County NV School District GO	5.000%	6/15/25	8,640	10,353
Clark County NV School District GO	5.000%	6/15/25 (4)	8,235	9,893
Clark County NV School District GO	5.000%	6/15/25	1,700	2,037
Clark County NV School District GO	5.000%	6/15/26	9,075	11,086
Clark County NV School District GO	5.000%	6/15/26	6,760	8,163
Clark County NV School District GO	5.000%	6/15/26 (4)	8,545	10,469
4 Las Vegas NV Convention & Visitors Authority
TOB VRDO	1.480%	8/7/19	6,665	6,665
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/21	1,000	1,071
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/22	1,570	1,739
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/22	250	277
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/23	1,180	1,349
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/23	600	686
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/23	600	686
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/24	500	588
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/25	600	720
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/24	2,680	3,157
North Las Vegas NV GO	5.000%	6/1/24 (4)	2,810	3,282
North Las Vegas NV GO	5.000%	6/1/25 (4)	2,950	3,519
North Las Vegas NV GO	5.000%	6/1/26 (4)	3,095	3,764
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.500%	6/1/21	120	122
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.500%	6/1/22	155	158
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.500%	6/1/23	125	128
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.500%	6/1/24	125	128
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.750%	6/1/25	150	155
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.750%	6/1/26	185	191
Reno NV Capital Improvement Revenue	5.000%	6/1/25 (4)	500	593
Reno NV Capital Improvement Revenue	5.000%	6/1/26 (4)	500	604
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/21	500	532
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/21 (4)	320	340
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/22 (4)	335	366
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/23	455	513
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/23 (4)	355	398
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/24	250	289

Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/25	485	574
Washoe County NV Gas & Water Facilities
Revenue PUT	3.000%	6/1/22	9,500	9,934
				224,469
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,393
New Hampshire Business Finance Authority
Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23	5,480	5,701
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/21	1,250	1,343
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/22	925	1,025
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/23	1,675	1,908
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/22	565	628
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/23	400	459
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/24	1,000	1,180
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/22	2,070	2,226
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/23	2,355	2,584
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/24	1,910	2,229
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/25	1,750	1,983
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/24	1,015	1,168
				29,827
New Jersey (3.9%)
Aberdeen NJ GO	3.000%	3/6/20	13,233	13,357
Atlantic City NJ GO	5.000%	11/1/19	3,315	3,328
Atlantic City NJ GO	5.000%	12/1/19	6,995	7,028
Atlantic City NJ GO	5.000%	11/1/20	4,025	4,100
Atlantic City NJ GO	5.000%	12/1/20	7,185	7,329
Atlantic City NJ GO	5.000%	3/1/21 (15)	300	316
Atlantic City NJ GO	5.000%	11/1/21	3,020	3,120
Atlantic City NJ GO	5.000%	12/1/21	2,405	2,481
Atlantic City NJ GO	5.000%	3/1/23 (15)	500	559
Atlantic City NJ GO	5.000%	3/1/23 (4)	1,250	1,398
Atlantic City NJ GO	5.000%	3/1/24 (15)	300	345
Atlantic City NJ GO	5.000%	3/1/24 (4)	1,300	1,494

Atlantic City NJ GO	5.000%	3/1/25 (15)	800	942
Atlantic City NJ GO	5.000%	3/1/25 (4)	750	883
Atlantic City NJ GO	5.000%	3/1/26 (4)	615	738
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,290	2,333
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,590
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,495
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/26	2,715	3,088
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	2,000	2,266
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/22	1,120	1,250
East Orange NJ GO	4.000%	9/15/26 (4)	525	607
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	1,475	1,539
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22 (15)	1,095	1,218
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/20	1,800	1,861
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/21	2,800	2,997
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/22	1,225	1,352
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/24 (4)	1,250	1,478
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/25 (4)	1,835	2,221
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/26 (4)	1,300	1,608
4 Inspira Health Obligated Group TOB VRDO	1.520%	8/7/19	1,975	1,975
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/21	2,000	2,104
New Jersey Building Authority Revenue	5.000%	6/15/23	160	180
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/22	2,885	3,121
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/23	535	590
New Jersey Economic Development Authority
Revenue	5.000%	12/15/19 (ETM)	4,805	4,873
New Jersey Economic Development Authority
Revenue	5.000%	12/15/19	12,250	12,408
New Jersey Economic Development Authority
Revenue	5.000%	6/15/20	1,000	1,030
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	5,405	5,751

New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	2,000	2,128
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	3,055	3,346
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	62,870	68,856
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	10,000	10,952
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	750	832
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	6,395	7,193
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	16,000	17,996
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	4,000	4,499
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	7,750	8,717
New Jersey Economic Development Authority
Revenue	5.000%	6/15/24	1,630	1,868
New Jersey Economic Development Authority
Revenue	5.000%	6/15/24	4,000	4,585
New Jersey Economic Development Authority
Revenue	5.000%	6/15/25	2,500	2,905
New Jersey Economic Development Authority
Revenue	4.000%	11/1/25	505	557
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	8,425	8,677
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,400	4,687
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23 (15)	7,000	7,869
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24 (15)	2,705	2,835
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC)	5.000%	1/1/23	500	543
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC)	5.000%	1/1/25	1,950	2,193
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	5,000	5,073
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	931
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,493
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/20	500	515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/20	3,000	3,091
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	5,878
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,173
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,161

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	14,328
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	150	158
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	830	901
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	1,470	1,551
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,284
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	6,931
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	10,525	11,599
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25	340	395
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	15,000	18,165
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.250%	6/15/26	3,380	3,724
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	13,785	15,815
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	15,000	18,252
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	3,460	3,787
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/24	2,945	3,376
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/25	8,200	9,530
New Jersey Economic Development Authority
Revenue (State Police Barracks Project)	5.000%	6/15/23	200	225
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/22	1,315	1,363
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/21 (4)	1,850	1,933
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/22 (4)	2,000	2,137
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/23 (4)	2,800	3,159
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/24 (4)	1,155	1,339
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/25 (4)	1,105	1,309

New Jersey Economic Development Authority
Revenue (United Methodist Homes of New
Jersey Obligated Group)	4.000%	7/1/20	780	791
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	7,705	7,771
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/20	405	415
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/21	500	535
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/22	730	807
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/23 (15)	3,955	4,500
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,136
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/23	465	523
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/24	4,640	5,318
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/25	4,000	4,554
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/25	1,610	1,935
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/23	3,125	3,599
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/21	440	470
New Jersey GO	5.000%	8/15/19	8,395	8,407
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	8,000	8,975
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	3,773
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,710	3,004
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	2,120	2,270
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	2,100	2,165
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/19 (Prere.)	9,610	9,674
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/20	700	727
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/21	1,250	1,343
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/22	1,500	1,657
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/24	3,380	3,900

New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/20	140	144
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/21	220	236
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/22	300	332
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/23	240	273
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	3,000	3,507
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	300	351
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/25	250	299
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/26	2,400	2,924
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/21	1,000	1,072
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/22	1,500	1,663
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/23	2,000	2,286
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,021
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/21	1,000	1,062
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/22	1,500	1,638
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/23	3,000	3,364
New Jersey Health Care Facilities Financing
Authority Revenue (St Joseph's Healthcare
System Obligated Group)	5.000%	7/1/26	1,555	1,849
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	5.000%	7/1/20	1,000	1,023
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	5.000%	7/1/21	325	340
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/23	955	1,076

New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/21 (4)	1,000	1,064
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/25 (4)	2,380	2,805
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/26 (4)	1,800	2,112
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	4,700	5,674
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	2,700	3,325
New Jersey Higher Education Assistance
Authority Student Loan Revenue	2.375%	12/1/29	7,000	7,056
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20	4,680	4,704
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue (GK
Preservation LLC) PUT	2.450%	10/1/20	3,750	3,795
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.500%	10/1/48	20,665	22,848
New Jersey Sports & Exposition Authority
Revenue	4.000%	9/1/19	945	947
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/20	625	647
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/21	2,000	2,143
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/22	3,250	3,581
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/23	5,460	6,176
New Jersey Sports & Exposition Authority
Revenue	5.250%	12/15/23 (4)	4,315	4,999
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/24	11,270	12,980
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/25	1,465	1,709
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	23,474
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	4.000%	6/15/20	300	307
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,660	19,232
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	5,000	5,325
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,075	9,665
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	8,335	9,136
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,050	11,016
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	8,250	9,305
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,125	11,420
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	5,000	5,792
New Jersey Transportation Trust Fund Authority
Revenue	5.250%	12/15/22 (4)	1,125	1,267

New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/24	5,000	5,794
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/25	1,110	1,239
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/25	14,000	16,480
New Jersey Transportation Trust Fund Authority
Revenue	4.250%	6/15/26	190	209
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	11,000	11,332
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	1,295	1,378
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	12,550	13,354
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,890	3,169
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,812
1 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT,
SIFMA Municipal Swap Index Yield + 1.000%	2.400%	12/15/19	41,000	41,014
1 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT,
SIFMA Municipal Swap Index Yield + 1.200%	2.600%	12/15/21	24,000	24,160
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.000%	12/15/19	850	858
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	31,647
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	200	203
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	15,077
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,263
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	970	1,054
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,750	4,204
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	1,135	1,272
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	5,445	6,104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (14)	22,000	24,842
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	4,175	4,738
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	4,000	4,619
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	475	541
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	230	265
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	100	115

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	1,810	1,577
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	10,000	8,381
4 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	1.600%	8/7/19 (2)LOC	18,331	18,331
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (ETM)	145	147
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	605	615
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,054
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	3,500	4,175
1 New Jersey Turnpike Authority Revenue PUT,
70% of 1M USD LIBOR + 0.460%	2.142%	1/1/21	22,065	22,099
4 New Jersey Turnpike Authority Revenue TOB
VRDO	1.550%	8/7/19	6,000	6,000
1 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.340%	2.022%	1/1/21	2,500	2,506
1 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.480%	2.162%	1/1/22	3,495	3,510
1 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.480%	2.162%	1/1/22	4,530	4,549
North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25 (14)(ETM)	9,000	8,185
Plainfield NJ Board of Education GO	5.000%	8/1/26 (15)	2,115	2,597
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,059
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,236
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,091
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/20	2,030	2,085
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/21	3,550	3,759
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/22	3,500	3,810
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/23	3,025	3,375
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/24	8,010	9,141
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/25	11,140	12,974
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	16,995	18,065
Trenton NJ GO	4.000%	7/15/22 (4)	2,080	2,235
Trenton NJ GO	4.000%	7/15/23 (4)	1,555	1,693
Trenton NJ GO	5.000%	8/1/23 (4)	705	796
Trenton NJ GO	5.000%	8/1/24 (4)	695	806
Trenton NJ GO	5.000%	8/1/25 (4)	1,650	1,955
Union County NJ GO	5.000%	2/15/21	5,615	5,949
Union County NJ GO	5.000%	2/15/22	6,275	6,891
				1,116,874
New Mexico (1.3%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,071
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,339
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,800	1,870
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	6,695	6,954

Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	5,450	5,869
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,130	1,217
New Mexico Finance Authority Revenue	5.000%	6/15/24	1,845	2,177
New Mexico Finance Authority Revenue	5.000%	6/1/25	1,475	1,782
New Mexico Finance Authority Revenue	5.000%	6/15/25	1,110	1,341
New Mexico Finance Authority Revenue	5.000%	6/1/26	3,385	4,171
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	3,750	4,158
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	29,695	34,000
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/24	107,540	126,891
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/25	13,765	14,775
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/25	9,205	11,122
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/21	1,640	1,762
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	8/1/19	26,975	26,975
5 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	5/1/25	53,040	62,364
1 New Mexico Municipal Energy Acquisition
AuthorityGas Supply Revenue PUT, 67% of
1M USD LIBOR + 0.750%	2.360%	8/1/19	66,795	66,795
				379,633
New York (14.0%)
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/21	500	541
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/22	1,000	1,117
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/24 (4)	1,000	1,181
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/22	500	547
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/23	600	671
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,400	1,493
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,275	2,502
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/23	2,970	3,357
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	2,130	2,465
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	2,000	2,360
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	4,250	5,128
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/20	1,265	1,310
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/21	1,355	1,436

Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/26	450	537
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.000%	7/1/24	1,055	1,233
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/20	1,000	1,033
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/21	300	320
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/22	300	330
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/23	350	396
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/24	350	406
Geneva NY BANS	2.500%	5/7/20	10,422	10,512
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/21	430	460
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/21	250	267
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/22	265	292
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/23	1,435	1,626
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/23	275	312
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/24	290	337
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/25	800	947
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/25	305	361
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/26	320	385
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	335	408
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/20	1,295	1,350
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,000	1,080
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,295	1,399
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	750	838
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	2,055	2,296
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/23	1,010	1,164
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	750	890
Long Island NY Power Authority Electric System
Revenue	0.000%	12/1/26 (4)	2,375	2,050

1 Metropolitan NY Transportation Authority PUT,
67% of 1M USD LIBOR + 0.650%	2.260%	7/1/21	40,000	40,098
Metropolitan Transportation Authority NY BANS	5.000%	9/1/20	4,825	5,018
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	18,000	19,174
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	49,175	52,381
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	12,500	13,315
Metropolitan Transportation Authority NY BANS	5.000%	9/1/21	62,800	67,560
Metropolitan Transportation Authority NY BANS	5.000%	5/15/22	115,185	126,941
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/24	6,000	7,070
1 Metropolitan Transportation Authority NY
Revenue PUT, 69% of 1M USD LIBOR +
0.300%	1.958%	4/1/21 (4)	33,375	33,352
1 Metropolitan Transportation Authority NY
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.500%	1.900%	3/1/22	14,125	14,126
Metropolitan Transportation Authority Revenue
PUT	5.000%	11/15/22	42,760	47,748
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/24	1,400	1,656
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/25	1,700	2,067
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/21	745	802
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/21	1,350	1,453
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/22	480	535
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/22	1,930	2,153
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/23	1,010	1,166
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/23	1,115	1,287
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	720	881
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	400	490
Nassau County NY GO	5.000%	4/1/20	14,340	14,712
Nassau County NY GO	5.000%	4/1/21	11,075	11,787
Nassau County NY GO	5.000%	1/1/22	9,685	10,569
Nassau County NY GO	5.000%	7/1/25 (4)	1,860	2,256
Nassau County NY GO	5.000%	7/1/26 (4)	1,000	1,240
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,670	4,821

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,714
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/20	170	175
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,429
New York City Health & Hospital Corp. Revenue	5.000%	2/15/22	1,900	1,942
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	620
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,068
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	810	891
New York City NY GO	4.000%	8/1/19	12,165	12,165
New York City NY GO	5.000%	8/1/19	15,000	15,000
New York City NY GO	5.000%	8/1/19	7,225	7,225
New York City NY GO	5.000%	8/1/19	20,155	20,155
New York City NY GO	5.000%	8/1/19	5,000	5,000
New York City NY GO	5.000%	8/1/19	5,000	5,000
New York City NY GO	5.000%	8/1/19	8,000	8,000
New York City NY GO	5.000%	8/1/19	15,000	15,000
New York City NY GO	5.000%	8/1/19	5,830	5,830
New York City NY GO	5.000%	8/1/20	20,000	20,794
New York City NY GO	5.000%	8/1/20	4,500	4,679
New York City NY GO	5.000%	8/1/20	15,475	16,089
New York City NY GO	5.000%	10/1/20	4,375	4,577
New York City NY GO	5.000%	8/1/21	12,195	13,142
New York City NY GO	5.000%	8/1/21	6,240	6,725
New York City NY GO	5.000%	8/1/21	5,890	6,347
New York City NY GO	5.000%	8/1/21	17,280	18,622
New York City NY GO	5.000%	8/1/21	2,040	2,198
New York City NY GO	5.000%	8/1/21	4,000	4,311
New York City NY GO	5.000%	8/1/21	9,150	9,861
New York City NY GO	5.000%	8/1/21	10,000	10,777
New York City NY GO	5.000%	8/1/21	23,000	24,786
New York City NY GO	5.000%	8/1/21	11,990	12,921
New York City NY GO	5.000%	8/1/22	4,435	4,945
New York City NY GO	5.000%	8/1/22	40,950	45,655
New York City NY GO	5.000%	8/1/22	6,165	6,873
New York City NY GO	5.000%	8/1/22	1,510	1,683
New York City NY GO	5.000%	8/1/22	4,025	4,487
New York City NY GO	5.000%	8/1/22	23,580	26,289
New York City NY GO	5.000%	8/1/22	14,715	16,406
New York City NY GO	5.000%	8/1/22	5,085	5,669
New York City NY GO	5.000%	8/1/22	12,980	14,471
New York City NY GO	5.000%	8/1/23	14,930	17,195
New York City NY GO	5.000%	8/1/23	2,455	2,827
New York City NY GO	5.000%	8/1/23	21,030	24,220
New York City NY GO	5.000%	8/1/23	10,030	11,551
New York City NY GO	5.000%	8/1/23	20,105	23,155
New York City NY GO	5.000%	8/1/24	5,565	6,600
New York City NY GO	5.000%	8/1/24	32,620	38,685
New York City NY GO	5.000%	8/1/24	5,735	6,801
New York City NY GO	5.000%	8/1/24	3,565	4,228

New York City NY GO	5.000%	8/1/24	3,335	3,955
New York City NY GO	5.000%	8/1/24	1,215	1,441
New York City NY GO	5.000%	8/1/25	1,755	2,015
New York City NY GO	5.000%	8/1/25	2,275	2,768
New York City NY GO	5.000%	8/1/25	3,285	3,996
New York City NY GO	5.000%	8/1/25	22,880	27,836
New York City NY GO	5.000%	8/1/25	4,010	4,605
New York City NY GO	5.000%	8/1/26	9,610	10,708
New York City NY GO	5.000%	8/1/26	3,000	3,730
New York City NY GO	5.000%	8/1/27	9,990	11,119
3 New York City NY GO	5.000%	8/1/27	5,770	6,316
4 New York City NY GO TOB VRDO	1.500%	8/1/19 LOC	13,600	13,600
New York City NY GO VRDO	1.470%	8/1/19	16,000	16,000
New York City NY GO VRDO	1.520%	8/1/19	18,300	18,300
New York City NY GO VRDO	1.400%	8/7/19	14,945	14,945
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,075	3,259
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/25	12,625	12,884
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	4,927
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.700%	7/1/21	8,350	8,363
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.350%	7/1/22	17,250	17,543
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.350%	7/1/22	3,800	3,861
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	1.750%	7/3/23	10,500	10,567
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.100%	7/3/23	1,750	1,774
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.750%	12/29/23	42,500	44,132
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.750%	12/29/23	3,950	4,102
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,502
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,751
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	4,001
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,000	7,052
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	4,409
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/24	6,195	7,342
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	20,000	23,914

4 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.500%	8/1/19 LOC	4,100	4,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.480%	8/1/19	26,810	26,810
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.400%	8/7/19	37,650	37,650
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.400%	8/12/19	25,150	25,150
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	19,665	21,392
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/20 (ETM)	1,500	1,557
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21 (ETM)	1,520	1,640
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/22 (ETM)	4,585	5,120
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	1,045	1,244
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	8,643
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,470	6,597
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	9,100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,241
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	7,990	8,694
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	9,015	9,810
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	6,040	6,802
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	1,535	1,681
New York City NY Transitional Finance Authority
Revenue	5.000%	2/1/24	1,200	1,314
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/24	5,545	6,609
4 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.500%	8/1/19 LOC	28,780	28,780
4 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.500%	8/1/19 LOC	22,500	22,500
4 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.420%	8/7/19	9,420	9,420
New York Convention Center Development
Corp. Revenue	5.000%	11/15/21	2,025	2,202
New York Convention Center Development
Corp. Revenue	5.000%	11/15/22	1,060	1,191
New York Convention Center Development
Corp. Revenue	5.000%	11/15/24	1,040	1,227
4 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	1.700%	8/7/19	4,464	4,464

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	4,777
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,112
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,558
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	5,062
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,637
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,246
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,157
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	35,310	40,853
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	27,915	33,048
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,785	3,113
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	2,360	2,633
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	25,035	30,330
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	2,160	2,401
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/19 (ETM)	835	845
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/19	165	167
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20 (ETM)	1,025	1,078
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	1,375	1,443
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	4,837
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	3/1/22	75,240	82,611
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	3,110	3,501
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT, SIFMA
Municipal Swap Index Yield + 0.450%	1.850%	11/1/19	2,750	2,751
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT, SIFMA
Municipal Swap Index Yield + 0.450%	1.850%	6/1/22	500	499
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT, SIFMA
Municipal Swap Index Yield + 0.580%	1.980%	11/1/19	23,625	23,634
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund), SIFMA
Municipal Swap Index Yield + 0.950%	2.350%	11/1/19	9,300	9,319
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	17,600	17,766
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,538

New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	54,175	55,210
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	11,000	11,292
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	11/15/20	50,050	52,331
1 New York Metropolitan Transportation Authority
Revenue PUT, 67% of 1M USD LIBOR +
0.300%	1.910%	11/1/19	10,995	10,994
1 New York Metropolitan Transportation Authority
Revenue PUT, 67% of 1M USD LIBOR +
0.650%	2.260%	7/1/21	5,000	5,012
1 New York Metropolitan Transportation Authority
Revenue PUT, 67% of 1M USD LIBOR +
0.700%	2.310%	2/1/20	9,500	9,513
1 New York Metropolitan Transportation Authority
Revenue PUT, 69% of 1M USD LIBOR +
0.570%	2.228%	4/6/20 (4)	7,000	7,007
1 New York Metropolitan Transportation Authority
Revenue PUT, 69% of 1M USD LIBOR +
0.680%	2.338%	4/6/21 (4)	350	352
1 New York Metropolitan Transportation Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.450%	1.850%	11/15/22	10,000	9,979
1 New York Metropolitan Transportation Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.580%	1.980%	6/1/20	89,350	89,425
New York NY GO	5.000%	8/1/23	31,445	36,215
New York NY GO	5.000%	8/1/24	43,705	51,832
New York NY GO	5.000%	8/1/25	49,380	60,075
New York NY GO	5.000%	8/1/26	4,810	5,360
New York State Dormitory Authority Revenue	5.000%	3/15/24	42,500	50,056
New York State Dormitory Authority Revenue	5.000%	7/1/24	2,000	2,385
New York State Dormitory Authority Revenue	5.000%	10/1/24	5,000	5,951
New York State Dormitory Authority Revenue	5.000%	3/15/25	3,935	4,470
New York State Dormitory Authority Revenue	5.000%	3/15/25	37,490	45,319
New York State Dormitory Authority Revenue	5.000%	7/1/25	2,000	2,450
New York State Dormitory Authority Revenue	5.000%	10/1/25	5,000	6,101
New York State Dormitory Authority Revenue	5.000%	10/1/25 (4)	3,500	4,287
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.500%	7/1/24	745	827
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/22	8,500	9,460
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/23	6,590	7,580
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,133
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,430
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,040	4,482
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/24	2,000	2,333
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/25	3,535	4,213
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	5,995	6,206

New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	2,275	2,351
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,260	1,304
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,576
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	2,650	3,091
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/23	2,170	2,505
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	2,555	2,721
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	2,440	2,695
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/20	1,000	1,029
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/21	1,200	1,261
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/22	1,000	1,103
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20 (ETM)	45	46
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,695	1,724
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/24	380	419
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	11,682
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,085
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	9,940
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	13,420
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	35,513
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	8,272
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	50,990	59,828
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	58,640	68,804
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	12,000	14,116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	56,870	68,495
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	23,165	27,961
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	3,440	4,227

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	41,475	51,062
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	30,000	36,934
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,705	6,421
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,220
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	5,942
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,006
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,049
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,200	1,254
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,766
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,725	1,869
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/22	19,425	21,168
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/22	11,525	12,548
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	4,080	4,575
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	3,335	3,739
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/23	4,575	5,110
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/23	4,460	4,982
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	7,560	8,758
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	10,595	12,256
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/24	2,285	2,610
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,060	7,236
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	3,000	3,582
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	2,800	3,332
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	2,040	2,500
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,930	2,355
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/20	220	226
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/21	245	263
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/22	450	486
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/23	250	286

New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/21	1,060	1,135
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/22	500	554
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/23	1,145	1,308
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	230	231
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	35	35
3 New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	60,050	63,908
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,900	3,197
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.) PUT	2.625%	7/3/23	30,000	31,256
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)
PUT	3.000%	7/1/25	10,000	10,764
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)
PUT	3.000%	7/1/25	14,000	15,069
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)
PUT	3.000%	7/1/25	23,900	25,725
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/26	3,185	3,498
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,107
New York State Housing Finance Agency
Affordable Housing Revenue	1.400%	5/1/20	9,420	9,421
New York State Housing Finance Agency
Affordable Housing Revenue	1.400%	5/1/20	1,620	1,622
New York State Housing Finance Agency
Affordable Housing Revenue	1.350%	5/1/21	7,115	7,112
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	2,935	2,943
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	3,500	3,509
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	2,510	2,537
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,755	1,774
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	5,000	5,054
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,300	1,316
New York State Housing Finance Agency
Affordable Housing Revenue	2.500%	5/1/22	4,215	4,256
New York State Housing Finance Agency
Affordable Housing Revenue	2.550%	11/1/22	3,040	3,079

New York State Housing Finance Agency
Affordable Housing Revenue	2.050%	5/1/23	3,125	3,154
New York State Housing Finance Agency
Affordable Housing Revenue	2.100%	5/1/23	1,000	1,008
New York State Housing Finance Agency
Affordable Housing Revenue	2.650%	5/1/23	6,140	6,259
New York State Housing Finance Agency
Affordable Housing Revenue	2.125%	11/1/23	1,250	1,266
New York State Housing Finance Agency
Affordable Housing Revenue	2.700%	11/1/23	2,500	2,583
New York State Housing Finance Agency
Affordable Housing Revenue PUT	1.800%	5/1/20	2,430	2,431
New York State Housing Finance Agency
Affordable Housing Revenue PUT	1.875%	11/1/21	1,625	1,632
New York State Housing Finance Agency
Housing Revenue	2.650%	5/1/22	6,870	6,930
New York State Housing Finance Agency
Housing Revenue	2.750%	11/1/22	7,895	7,959
New York State Housing Finance Agency
Revenue	1.100%	11/1/19	1,000	1,000
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	7,500	7,499
New York State Housing Finance Agency
Revenue	1.375%	11/1/22	1,875	1,879
New York State Housing Finance Agency
Revenue	1.450%	5/1/23	7,500	7,520
New York State Mortgage Agency Homeowner
Mortgage Revenue	4.000%	4/1/40	3,850	4,114
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	360	366
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.500%	10/1/47	12,505	13,191
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,525
New York State Thruway Authority Revenue	4.000%	2/1/20	302,180	303,328
New York State Thruway Authority Revenue	5.000%	1/1/21	2,465	2,603
New York State Thruway Authority Revenue	5.000%	1/1/22	1,550	1,697
New York State Thruway Authority Revenue	5.000%	1/1/22	6,200	6,788
New York State Thruway Authority Revenue	5.000%	1/1/24	3,730	4,363
New York State Thruway Authority Revenue	5.000%	1/1/25	3,280	3,945
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	24,003
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	24,925	26,506
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	11,299
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	53,208
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	45,845	50,502
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	25,025	27,567
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	8,040	9,121
4 New York State Urban Development Corp.
Revenue TOB VRDO	1.430%	8/12/19	1,860	1,860
4 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.480%	8/7/19 LOC	24,000	24,000

4 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.440%	8/12/19 LOC	6,300	6,300
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/20	285	289
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/21	300	315
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/22	315	341
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/23	330	368
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/24	345	394
Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,129
Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,159
Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,524
Schenectady NY BANS	2.500%	5/8/20	9,565	9,650
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	862
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	9,040	9,650
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	4,845
Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,410
Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	12,398
Suffolk County NY GO	5.000%	10/15/24 (4)	2,945	3,510
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	900	924
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	4,435	4,692
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	3,500	3,636
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	4,000	4,350
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/23	10,000	11,151
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/23	5,000	5,307
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/24	9,570	10,898
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	4,990	5,871
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/27	2,030	2,422
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	500	526
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	1/1/22 (Prere.)	5,270	5,808
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	850	960
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	7,795	8,898
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT, 67% of 1M USD LIBOR +
0.500%	2.110%	11/15/21	5,655	5,683
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT, 67% of 3M USD LIBOR +
0.430%	2.038%	9/26/19	11,825	11,828

Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/20	535	556
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	692
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,055	1,169
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,800	5,163
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	2,000	2,142
Westchester County NY Local Development
Corp. Revenue (Westchester County Health
Care Corp.)	5.000%	11/1/24	1,230	1,435
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/20	335	349
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/23	1,610	1,781
Yonkers NY GO	3.000%	8/15/19	885	886
Yonkers NY GO	3.000%	8/15/20	1,115	1,137
				4,042,256
North Carolina (1.3%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte)	5.000%	10/1/23	300	346
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte)	5.000%	10/1/24	400	475
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/21	6,070	6,502
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/22	4,085	4,529
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	6/1/23	1,000	1,143
Charlotte NC Airport Revenue	4.000%	7/1/23	1,175	1,302
Charlotte NC Airport Revenue	5.000%	7/1/23	460	528
Charlotte NC Airport Revenue	5.000%	7/1/24	580	686
Charlotte NC Airport Revenue	5.000%	7/1/24	1,565	1,851
Charlotte NC GO	5.000%	7/1/26	11,140	12,375
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/22	375	410
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/22	4,275	4,666
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/23	295	333
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/24	1,875	2,177
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/24	14,330	16,621
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/25	650	775

Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/26	510	622
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT	5.000%	3/1/22	13,000	14,197
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT	5.000%	3/1/23	23,000	25,870
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT, SIFMA Municipal
Swap Index Yield + 0.450%	1.850%	12/1/21	21,000	20,969
Fayetteville NC Metropolitan Housing Authority
Revenue PUT	1.950%	1/1/21	2,960	2,985
Guilford County NC GO	5.000%	5/1/24	4,920	5,797
Guilford County NC GO	5.000%	3/1/25	18,855	22,732
Guilford County NC GO	5.000%	5/1/25	10,390	12,580
Mecklenburg County NC COP	5.000%	10/1/21	4,100	4,444
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,006
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,457
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/22	1,020	1,138
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/23	1,140	1,309
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/24	2,115	2,494
1 North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.500%	9/3/19	24,750	24,755
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,540
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	13,260
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	7/1/22 (Prere.)	8,500	9,440
North Carolina GAN	5.000%	3/1/21	4,250	4,507
North Carolina GAN	5.000%	3/1/22	2,270	2,494
North Carolina GAN	5.000%	3/1/22	3,765	4,135
North Carolina GAN	5.000%	3/1/23	8,500	9,640
North Carolina GAN	5.000%	3/1/24	8,255	9,642
North Carolina GAN	5.000%	3/1/25	12,175	14,562
North Carolina GAN	5.000%	3/1/26	11,205	13,694
North Carolina Housing Finance Agency
Homeownership Revenue	4.000%	1/1/50	10,000	10,968
North Carolina Housing Finance Agency
Revenue	4.000%	7/1/47	8,400	9,006
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,370

North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	8,220
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/22	900	1,006
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/23	1,885	2,171
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/24	2,135	2,527
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/25	1,425	1,721
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/26	1,545	1,898
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	2.200%	12/1/22	13,500	13,715
4 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	1.720%	8/7/19	6,300	6,300
1 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT, SIFMA Municipal Swap Index
Yield + 0.350%	1.750%	3/2/20	11,710	11,710
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	511
North Carolina Medical Care Commission
Retirement Facilities Revenue (Moravian
Home Inc.)	3.550%	10/1/24	500	502
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/21	375	395
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/22	1,105	1,186
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/23	800	875
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/24	920	1,020
North Carolina Medical Care Commission
Retirement Facilities Revenue (United Church
Homes & Services Obligated Group)	5.000%	9/1/24	1,000	1,111
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/23	510	579
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/24	1,250	1,447

North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/25	890	1,024
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/27	8,125	8,832
North Carolina Revenue	5.000%	5/1/26	7,525	9,294
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	850	920
North Carolina Turnpike Authority Revenue	5.000%	1/1/23	1,650	1,838
North Carolina Turnpike Authority Revenue	5.000%	1/1/24 (4)	1,250	1,436
				386,570
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	696
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,286
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	3,095	3,247
				5,229
Ohio (3.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,475	3,796
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/23	1,605	1,826
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/26	500	604
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/20	1,220	1,283
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/23	3,485	3,828
4 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	1.530%	8/7/19	7,500	7,500
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/20	895	928
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/21	4,260	4,565
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/22	3,775	4,177
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/23	9,010	10,263
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/24	14,910	17,437
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/25	25,070	29,971
Allen County OH Hospital Facilities Revenue
(Mercy Health) PUT	5.000%	5/5/22	12,200	13,405
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,144
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,345	17,300
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,035	13,185
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	22,470	22,921
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	12,632
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	5,000	5,099
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,189

American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/21	300	318
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	500	565
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	3,000	3,390
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	3,835	4,457
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/25	7,010	8,355
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,097
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/22	540	591
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/23	425	479
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/24	370	429
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,468
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	16,637
American Municipal Power Ohio Inc. Revenue
PUT	2.300%	2/15/22	23,500	23,934
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/21	1,000	1,081
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/22	750	836
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/23	2,210	2,532
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/24	2,640	3,101
Bowling Green State University Ohio Revenue	5.000%	6/1/23	175	199
Bowling Green State University Ohio Revenue	5.000%	6/1/24	325	379
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	3,415	3,602
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/20	700	727
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/22	400	425
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/23	420	453
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/24	650	710
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/22	1,005	1,123
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/23	1,580	1,814
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/24	500	589
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/25	950	1,140
Cincinnati OH City School District COP	5.000%	12/15/22	1,365	1,533

Cincinnati OH GO	4.000%	12/1/19	300	303
Cincinnati OH GO	5.000%	12/1/22	300	338
Cincinnati OH GO	5.000%	12/1/23	2,110	2,449
Cincinnati OH GO	5.000%	12/1/24	1,700	2,031
Cincinnati OH Water System Revenue	5.000%	12/1/25	1,775	2,174
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,523
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	479
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	490
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,779
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,120	1,257
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,636
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,086
Cleveland OH GO	4.000%	12/1/20	300	311
Cleveland OH GO	5.000%	12/1/20	1,800	1,892
Cleveland OH GO	4.000%	12/1/21	400	426
Cleveland OH GO	5.000%	12/1/21	2,895	3,152
Cleveland OH GO	5.000%	12/1/22	3,595	4,044
Cleveland OH GO	4.000%	12/1/24	300	342
Cleveland OH GO	5.000%	12/1/24	1,000	1,191
Cleveland OH GO	4.000%	12/1/25	700	810
Cleveland OH GO	5.000%	12/1/25	410	499
Cleveland OH GO	4.000%	12/1/26	800	939
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,560	1,720
Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	296
Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	277
Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	222
Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	264
Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	340
Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	317
Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	236
Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	230
Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	270
Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	212
Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	260
Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	347
Cleveland OH Public Power System Revenue	5.000%	11/15/19	200	202
Cleveland OH Public Power System Revenue	5.000%	11/15/20	220	230
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (4)	335	363
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (4)	420	470
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (4)	1,985	2,221
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (4)	380	437
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (4)	475	560
Cleveland OH Public Power System Revenue	5.000%	11/15/25 (4)	200	241
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,055
Cleveland OH Water Revenue	5.000%	1/1/23	2,080	2,347
Cleveland OH Water Revenue	5.000%	1/1/24	1,420	1,650
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,036
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/19	1,390	1,390
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/22	1,975	2,174
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	5,408

Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	5,841
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,110	4,449
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	7,090
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/21	1,070	1,161
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/22	1,075	1,203
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/24	535	617
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/26	1,000	1,149
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/23	4,660	5,119
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/24	5,030	5,643
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/25	4,000	4,574
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,151
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,090
4 Cuyahoga OH CP TOB VRDO	1.520%	8/7/19	4,100	4,100
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,532
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,238
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,107
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT, SIFMA Municipal
Swap Index Yield + 0.430%	1.830%	11/15/21	7,500	7,519
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,200
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/21	1,365	1,487
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,789
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,519
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,128
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/21	450	461
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/22	470	499
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/23	1,450	1,573
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/24	1,355	1,499
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/20	1,000	1,031
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/21	1,000	1,069

Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/22	500	552
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/26	2,500	2,913
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	815
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	545
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,614
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,271
Hamilton OH City School District GO	5.000%	12/1/21	3,475	3,782
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,460	14,690
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,280	2,402
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/23	1,725	1,943
4 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	1.450%	8/7/19	23,560	23,560
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,698
Kent State University Ohio Revenue	5.000%	5/1/21	1,810	1,932
Kent State University Ohio Revenue	4.000%	5/1/22	3,015	3,241
Kent State University Ohio Revenue	4.000%	5/1/23	3,060	3,363
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,274
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/21	1,095	1,171
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/22	1,595	1,759
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/23	815	923
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/24	980	1,139
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	10,000	11,685
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	3,095	3,361
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21	1,790	1,920
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/22	4,925	5,271
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/23	5,605	5,997
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,292
Lucas-Plaza Housing Development Corp.
Revenue	0.000%	6/1/24 (ETM)	19,430	18,042
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	4,800	5,042
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,323
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/20	500	517

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,083
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	550	616
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22 (Prere.)	750	841
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	890	996
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	1,000	1,119
5 Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/26	3,895	4,835
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/22	1,060	1,187
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/23	1,250	1,444
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/21	1,110	1,188
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/23	1,040	1,190
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	8/1/23	1,000	1,150
Ohio Common Schools GO	5.000%	9/15/19	3,910	3,928
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,404
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	4,771
Ohio Common Schools GO	5.000%	9/15/23	11,315	13,076
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/22	725	798
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/23	800	910
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/23	1,525	1,762
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/24	650	763
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/24	1,550	1,846
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/25	800	963
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/25	1,090	1,329
Ohio GO	5.000%	9/15/19	5,000	5,023
Ohio GO	5.000%	9/15/20	26,315	27,462
Ohio GO	5.000%	5/1/21	2,675	2,856
Ohio GO	4.000%	3/1/25	5,000	5,491
Ohio GO	5.000%	6/15/25	12,150	13,820
Ohio GO	4.000%	2/1/26	7,905	8,535

Ohio Higher Education GO	5.000%	5/1/22	5,800	6,407
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	4,620	5,188
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/23	2,555	2,961
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/24	1,915	2,287
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/25	2,000	2,447
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,369
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,602
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,493
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/20	325	333
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/21	500	526
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/22	305	338
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/23	400	456
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/24	500	587
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/25	260	312
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,384
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/22	540	588
Ohio Highway Capital Improvements GO	5.000%	5/1/21	3,645	3,892
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.630%	8/1/19	8,500	8,500
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.630%	8/1/19	10,875	10,875
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.640%	8/1/19	13,250	13,250
Ohio Housing Finance Agency Multifamily
Housing Revenue (Neilan Park Apartments
Project) PUT	1.750%	6/1/21	1,060	1,067
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/24	1,000	1,173
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/25	750	903
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,476
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	2,500	2,536
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	6,160	6,249
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	3,195	3,365

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	3,525	3,712
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,070	4,441
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	10,120	12,128
Ohio Mental Health Facilities Improvement Fund
Revenue	5.000%	6/1/24	1,715	2,013
Ohio Mental Health Facilities Improvement Fund
Revenue	5.000%	6/1/25	2,790	3,363
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/25	2,270	2,777
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,471
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,427
Ohio State University General Receipts
Revenue	5.000%	12/1/23	1,110	1,291
Ohio State University General Receipts
Revenue	5.000%	12/1/24	1,025	1,226
Ohio State University General Receipts
Revenue	5.000%	12/1/25	980	1,200
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24	1,535	1,794
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	1,525	1,834
4 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	1.500%	8/7/19	12,000	12,000
Ohio Water Development Authority Fresh Water
Revenue	5.250%	6/1/24	1,995	2,351
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/19	1,925	1,950
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	7,891
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/21	12,270	13,149
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,414
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/23	1,700	1,948
Ohio Water Development Authority Revenue	5.000%	6/1/26	5,000	6,183
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	5,561
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,447
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,417
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,020	3,347
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,975	3,352
1 Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue, SIFMA
Municipal Swap Index Yield + 0.220%	1.620%	12/1/20	86,720	86,722
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,123
Penta Career Center Ohio COP	5.250%	4/1/24	2,915	3,204
Princeton OH City School District GO	5.000%	12/1/22	700	788
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,563
Princeton OH City School District GO	5.000%	12/1/25	815	969
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/20	1,000	1,049

Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/21	335	364
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/22	350	391
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/23	500	574
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/24	525	618
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/25	450	540
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/26	575	703
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,156
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/21	650	685
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/22	1,125	1,223
South-Western City OH School District GO	5.000%	12/1/23	1,095	1,268
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/22	735	792
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,248
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24	955	1,101
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/22	2,480	2,733
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/23	3,000	3,409
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,634
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,664
5 Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/26	800	960
				962,936
Oklahoma (0.3%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/23	1,000	1,104
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/24	1,000	1,127
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,345
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,535	1,698
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,580	4,090
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	2,150	2,304
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	2,375	2,622
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	5,040	5,718
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/21	1,000	1,073

Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/19	2,000	2,003
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/20	1,310	1,361
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/21	2,000	2,148
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/22	1,325	1,469
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/23	1,040	1,165
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/24	715	820
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/25	1,520	1,778
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/26	1,600	1,904
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/27	900	1,088
Tulsa County Industrial Authority Capital
Improvements Revenue	4.000%	12/1/23	3,565	3,967
Tulsa County Industrial Authority Capital
Improvements Revenue	4.000%	12/1/24	3,710	4,207
Tulsa County Industrial Authority Capital
Improvements Revenue	4.000%	12/1/25	3,860	4,444
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/21	825	888
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/22	855	949
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/23	530	605
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/21	1,470	1,586
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/22	2,120	2,365
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,136
Tulsa County OK Public Facilities Authority
Revenue	4.000%	10/1/24	11,510	13,025
Tulsa County OK Public Facilities Authority
Revenue	4.000%	10/1/25	11,610	13,368
				85,357
Oregon (0.3%)
Clackamas County OR GO	5.000%	6/1/23	2,750	3,153
Clackamas County OR Hospital Facilities
Authority Revenue (Willamette View Inc.)	3.000%	11/15/22	2,500	2,507
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.600%	11/15/23	3,100	3,101
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.800%	5/15/24	575	575
Clackamas County OR School District No. 7J
Lake Oswego GO	5.000%	6/1/23	1,000	1,145

Clackamas County OR School District No. 7J
Lake Oswego GO	5.000%	6/1/24	1,000	1,180
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/20	500	508
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/21	350	363
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/22	350	379
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/23	570	654
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/24	840	992
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/25	1,015	1,232
Metro OR GO	5.000%	6/1/23	2,805	3,213
Metro OR GO	5.000%	6/1/25	3,330	4,041
Multnomah and Clackamas Counties OR School
District GO	5.000%	6/15/25	3,125	3,780
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	7,452
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/26	5,000	5,686
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	1,510	1,792
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,410	3,837
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/22	750	828
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/23	675	768
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,015	1,026
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,335
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	4.875%	10/1/25	1,695	1,773
Oregon GO	5.000%	8/1/21	1,750	1,886
Oregon GO	5.000%	8/1/24	3,600	4,279
Oregon GO	5.000%	5/1/26	5,560	6,344
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	2,245	2,361
Portland Community College District GO	5.000%	6/15/24	1,125	1,329
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/23	100	112
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/24	110	126
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/25	115	135
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22	1,470	1,643
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23	2,525	2,906
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24	2,575	3,042
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25	5,085	6,154

	Washington Yamhill and Multnomah Counties
	OR Hillsboro School District No. 1J GO	5.000%	6/15/23	425	488
	Washington Yamhill and Multnomah Counties
	OR Hillsboro School District No. 1J GO	5.000%	6/15/24	645	762
	Washington Yamhill and Multnomah Counties
	OR Hillsboro School District No. 1J GO	4.000%	6/15/25	500	576
					83,463
Pennsylvania (5.5%)
	Allegheny County PA GO	5.000%	12/1/19	5,310	5,378
	Allegheny County PA Higher Education Building
	Authority University Revenue (Chatham
	University)	5.000%	9/1/22	1,000	1,083
	Allegheny County PA Higher Education Building
	Authority University Revenue (Chatham
	University)	5.000%	9/1/25	1,015	1,092
	Allegheny County PA Higher Education Building
	Authority University Revenue (Robert Morris
	University)	3.000%	10/15/22	600	604
	Allegheny County PA Higher Education Building
	Authority University Revenue (Robert Morris
	University)	5.000%	10/15/26	500	563
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/22	1,750	1,905
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/23	1,625	1,821
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/24	5,010	5,765
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/25	8,020	9,449
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	7/15/25	6,145	7,382
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	7/15/26	8,165	10,009
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.625%	8/15/39	4,265	4,272
1,4 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT, SIFMA Municipal
	Swap Index Yield + 0.170%	1.570%	9/3/19 LOC	10,000	10,000
4	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.500%	8/1/19 LOC	9,600	9,600
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center), 67% of 3M USD LIBOR +
	0.720%	2.448%	2/1/21	3,035	3,040
	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	12/1/20	2,735	2,874
	Allentown PA City School District GO	5.000%	2/1/24 (15)	1,150	1,305
	Allentown PA City School District GO	5.000%	2/1/25 (15)	955	1,119
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/22	1,470	1,562
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/23	1,000	1,083

Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,687
Altoona PA Sewer Revenue	5.000%	12/1/24 (4)	150	176
Altoona PA Sewer Revenue	5.000%	12/1/25 (4)	250	299
Altoona PA Sewer Revenue	5.000%	12/1/26 (4)	250	304
Beaver County PA GO	4.000%	4/15/20 (15)	660	672
Beaver County PA GO	4.000%	4/15/21 (15)	690	718
Beaver County PA GO	4.000%	4/15/22 (15)	725	774
Beaver County PA GO	5.000%	4/15/24 (15)	1,090	1,264
Beaver County PA GO	5.000%	4/15/25 (15)	1,415	1,679
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,370	1,453
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/21	500	539
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/23	1,445	1,653
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/24	1,110	1,304
4 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	1.500%	8/7/19	8,420	8,420
Bethel Park PA School District GO	5.000%	8/1/22	515	573
Bethel Park PA School District GO	5.000%	8/1/23	825	947
1 Bethlehem PA Area School District Authority
Revenue PUT, 70% of 1M USD LIBOR +
0.480%	2.066%	11/1/21	10,135	10,140
1 Bethlehem PA Area School District Authority
Revenue PUT, 70% of 1M USD LIBOR +
0.490%	2.076%	11/1/21	6,625	6,640
Bethlehem PA GO	5.000%	12/1/23 (4)	295	341
Bethlehem PA GO	5.000%	12/1/24 (4)	290	344
Bethlehem PA GO	5.000%	12/1/25 (4)	530	644
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,178
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,047
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/21 (15)	4,510	4,819
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/22 (15)	605	651
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/23 (15)	500	550
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/20	525	536
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/21	575	601
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/22	1,150	1,260
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/23	1,410	1,585
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/23 (15)	1,705	1,945
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/25	1,000	1,196
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/24	1,000	1,170

Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/25	1,040	1,241
4 Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project) TOB
VRDO	1.660%	8/7/19 LOC	28,190	28,190
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,035
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,112
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,183
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,264
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/20 (15)	345	361
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/21 (15)	315	339
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/22 (15)	400	444
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/23 (15)	400	449
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/24 (15)	430	482
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/25 (15)	390	436
Coatesville PA School District GO	5.000%	8/1/22 (4)	2,280	2,504
Coatesville PA School District GO	5.000%	8/1/23 (4)	3,735	4,219
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/20	1,125	1,160
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21	1,000	1,066
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,760	1,936
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/23	2,625	2,969
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	3,000	3,479
5 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	1,500	1,704
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	500	590
5 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	1,350	1,569
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	500	601
5 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	1,335	1,584
5 Cornell PA School District GO	2.000%	9/1/21 (4)	180	182
5 Cornell PA School District GO	4.000%	9/1/24 (4)	500	553
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	600

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	240
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	605	628
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	735	791
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/21	435	474
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	445
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/22	400	450
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/23	785	910
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	399
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	380	408
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	310	344
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,000	1,213
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,000	1,213
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	2,000	2,479
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,700	2,107
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	7,430
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,410	2,617
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	3,635	4,043
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	10,000	11,623
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	15,000	17,901
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	12,500	15,264
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/21	570	610
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/23	500	568
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/24	1,330	1,550
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/25	1,635	1,941
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/26	1,460	1,764
East Hempfield PA Industrial Development
Authority Revenue (Millersville University
Student Housing Project)	5.000%	7/1/20	790	810
Erie PA City School District GO	5.000%	4/1/21 (4)	400	423
Erie PA City School District GO	5.000%	4/1/23 (4)	315	354
Erie PA City School District GO	5.000%	4/1/25 (4)	475	562
Erie PA City School District GO	5.000%	4/1/26 (4)	575	695

Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)	2,155	1,885
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/24	500	555
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/26	570	649
Harrisburg PA School District GO	5.000%	11/15/24 (4)	2,000	2,358
Harrisburg PA School District GO	5.000%	11/15/25 (4)	5,085	6,133
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,740	2,788
Indiana County PA Industrial Development
Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,334
Kennett PA Consolidated School District GO	4.000%	2/15/24	500	558
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/23	510	583
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/24	500	585
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	2,750	3,062
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/22	915	972
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/23	700	754
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,411
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	2,990
4 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) TOB VRDO	1.550%	8/7/19	7,430	7,430
Lehigh County PA Industrial Development
Authority Revenue (PPL Electric Utilities
Corp.) PUT	1.800%	9/1/22	750	755
Luzerne County PA GO	5.000%	12/15/19 (4)	600	608
Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,047
Luzerne County PA GO	5.000%	12/15/21 (4)	1,000	1,082
Luzerne County PA GO	5.000%	12/15/22 (4)	750	836
Luzerne County PA GO	5.000%	12/15/23 (4)	750	856
Luzerne County PA GO	5.000%	12/15/23 (4)	750	856
Luzerne County PA GO	5.000%	12/15/24 (4)	1,500	1,747
Luzerne County PA GO	5.000%	12/15/24 (4)	1,000	1,165
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/19 (4)	500	506
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/20 (4)	1,760	1,835
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/23 (4)	1,000	1,125
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/24 (4)	1,330	1,529
Lycoming County PA Authority Revenue
(Lycoming College)	4.000%	11/1/25	520	580
Lycoming County PA Authority Revenue
(Lycoming College)	4.000%	11/1/26	540	606
1 Manheim Township PA School District GO PUT,
68% of 1M USD LIBOR + 0.470%	2.104%	11/1/21	2,000	2,008

1 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.270%	1.904%	8/1/19	1,410	1,411
1 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.320%	1.954%	8/1/19	1,000	1,002
1 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.420%	2.054%	8/1/19	1,100	1,104
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/21	700	745
Monroeville PA GO	2.500%	6/1/26	1,205	1,212
Montgomery County PA GO	5.000%	4/1/23	2,395	2,729
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20 (ETM)	2,000	2,063
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	4,410	4,544
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/21	1,195	1,274
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,547
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,630
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	1,000	1,003
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,265	1,306
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,398
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/22	1,380	1,498
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	825	918
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	450	501
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	1,275	1,461
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	350	401
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/24	1,610	1,893
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/24	375	438
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/25	1,305	1,561

Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/26	1,460	1,778
1 Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University) PUT, SIFMA Municipal Swap
Index Yield + 0.720%	2.120%	9/1/23	9,250	9,250
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,217
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,272
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/22	4,500	4,836
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,028
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,017
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	18,810	18,891
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	3.000%	12/1/19	200	201
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	3.000%	12/1/20	250	254
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	3.000%	12/1/21	300	307
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/24	1,000	1,144
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/25	1,000	1,161
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/19	735	735
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/21	715	725
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/22	790	804
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	3.250%	1/1/20	1,680	1,681
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.000%	7/1/20	370	376
New Kensington Arnold PA School District GO	5.000%	5/15/25 (15)	2,230	2,630
New Kensington Arnold PA School District GO	5.000%	5/15/26 (15)	1,015	1,222
1 North Penn PA Water Authority Revenue PUT,
67% of 1M USD LIBOR + 0.500%	2.110%	11/1/19	2,500	2,500
1 North Penn PA Water Authority Revenue, 67%
of 1M USD LIBOR + 0.410%	2.020%	11/1/19	1,000	1,000

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/21	1,510	1,619
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/22	3,885	4,300
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/23	2,185	2,492
1 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT, SIFMA Municipal Swap
Index Yield + 1.400%	2.800%	8/15/20	8,125	8,159
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.400%	8/7/19	300	300
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	3.750%	7/1/21	1,005	1,028
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/22	925	988
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	985	1,073
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	1,380	1,504
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,320
Pennsbury PA School District GO	5.000%	1/15/22	1,075	1,174
Pennsylvania COP	5.000%	7/1/21	350	373
Pennsylvania COP	5.000%	7/1/23	250	283
Pennsylvania COP	5.000%	7/1/24	300	349
Pennsylvania COP	5.000%	7/1/25	500	594
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	6,750	6,817
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	10,100	10,432
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,673
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,378
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,033
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23	5,120	5,901
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24	7,535	8,916
1 Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.480%	10/1/19	2,970	2,971
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.150%	11/1/19	1,250	1,266

Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.800%	12/1/21	10,000	10,280
Pennsylvania GO	5.000%	7/1/20	20,925	21,677
Pennsylvania GO	5.000%	10/15/20	22,345	23,400
Pennsylvania GO	5.000%	3/1/21	27,700	29,392
Pennsylvania GO	5.000%	3/1/22	12,530	13,764
Pennsylvania GO	5.000%	6/1/22 (Prere.)	3,000	3,327
Pennsylvania GO	5.000%	8/1/22	7,500	8,341
3 Pennsylvania GO	4.000%	7/1/23	13,065	14,487
Pennsylvania GO	5.000%	7/15/23	20,000	22,968
Pennsylvania GO	5.000%	8/15/23	20,000	23,027
Pennsylvania GO	5.000%	9/15/23	4,840	5,587
Pennsylvania GO	5.000%	1/1/24	30,000	34,911
Pennsylvania GO	5.000%	7/15/24	20,000	23,646
Pennsylvania GO	5.000%	8/1/25	8,150	9,852
Pennsylvania GO	5.000%	9/15/25 (4)	12,350	14,996
Pennsylvania GO	5.000%	7/15/26	25,000	30,683
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19 (ETM)	2,490	2,526
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/23	6,225	7,094
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/23	1,450	1,652
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	4,220	4,940
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	1,535	1,797
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/25	4,510	5,396
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/25	1,625	1,944
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	2,120	2,298
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	3,000	3,252
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/22	5,010	5,620
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/19	5,655	5,663
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,030	8,270
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/20	1,925	2,002
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/21	3,035	3,270
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	750	835

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/23	3,000	3,448
4 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Housing Project) TOB VRDO	1.750%	8/7/19 LOC	29,500	29,500
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.250%	4/30/20	2,210	2,219
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/48	13,090	14,117
4 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.430%	8/7/19	6,540	6,540
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,033
4 Pennsylvania Turnpike Commission Motor
License Fund Revenue TOB VRDO	1.550%	8/7/19	4,400	4,400
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/22	4,080	4,563
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,190
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	900	911
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,028
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	350	367
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	1,895
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,715	31,742
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,250	1,353
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	490	532
5 Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,130	6,629
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,980	38,472
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	320	359
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	9,045	10,253
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	32,310
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	625	708
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	650	752
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	3,260	3,792
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	350	407
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	4,000	4,715
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	3,685	4,382
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	250	294
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	1,195	1,419
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	3,890	4,619
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,935	4,741
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	750	900
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,215	1,467
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	4,460	5,386
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	1,010	1,230
1 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 0.350%	1.750%	12/1/20	3,750	3,749
1 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 0.430%	1.830%	12/1/21	10,000	10,003
1 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 0.500%	1.900%	12/1/20	25,000	25,028
1 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 0.880%	2.280%	12/1/20	26,600	26,709
1 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 0.980%	2.380%	12/1/21	7,825	7,905
1 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 1.270%	2.670%	12/1/20	1,430	1,440

Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,191
Philadelphia PA Airport Revenue	5.000%	7/1/20	750	776
Philadelphia PA Airport Revenue	5.000%	7/1/21	750	803
Philadelphia PA Airport Revenue	5.000%	7/1/22	1,020	1,132
Philadelphia PA Airport Revenue	5.000%	7/1/23	860	986
Philadelphia PA Airport Revenue	5.000%	7/1/24	650	768
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,785
Philadelphia PA Authority for Industrial
Development Revenue (Benjamin Franklin
Parkway Project)	5.000%	2/15/23	2,565	2,875
Philadelphia PA Authority for Industrial
Development Revenue (Benjamin Franklin
Parkway Project)	5.000%	2/15/24	2,960	3,412
Philadelphia PA Authority for Industrial
Development Revenue (Benjamin Franklin
Parkway Project)	5.000%	2/15/25	3,165	3,741
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/22	4,470	4,980
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/23	5,415	6,207
Philadelphia PA Authority for Industrial
Development Revenue (LaSalle University)	5.000%	5/1/22	1,920	2,069
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	750	769
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,590
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,128
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	3,660	3,895
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	750	824
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	5,695	6,255
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	650	736
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,457
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,115	3,473
Philadelphia PA Gas Works Revenue	5.000%	8/1/23	1,015	1,160
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	915	1,073
Philadelphia PA Gas Works Revenue	5.000%	8/1/25	895	1,069
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,000	1,198
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	1,300	1,581
Philadelphia PA GO	5.000%	8/1/19 (Prere.)	220	220
Philadelphia PA GO	5.000%	8/1/19	5,150	5,150
Philadelphia PA GO	5.000%	8/1/20	3,625	3,763
Philadelphia PA GO	5.000%	8/1/21	3,500	3,764
Philadelphia PA GO	5.000%	8/1/22	4,810	5,349
Philadelphia PA GO	5.000%	8/1/22	2,380	2,647
Philadelphia PA GO	5.000%	8/1/24 (12)	1,780	1,780
Philadelphia PA GO	5.000%	8/1/24	2,640	3,115
Philadelphia PA GO	5.000%	8/1/25	4,800	5,803
Philadelphia PA GO	5.000%	8/1/26	5,000	6,012

Philadelphia PA GO	5.000%	8/1/26	4,555	5,606
Philadelphia PA GO VRDO	1.420%	8/7/19 LOC	15,950	15,950
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/21	715	754
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/22	1,000	1,082
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/23	2,750	3,047
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/24	7,195	8,144
Philadelphia PA Municipal Authority Revenue	5.000%	1/15/24 (4)	1,400	1,621
Philadelphia PA School District GO	5.000%	9/1/19	700	702
Philadelphia PA School District GO	5.000%	9/1/19	8,065	8,089
Philadelphia PA School District GO	5.000%	9/1/20	500	520
Philadelphia PA School District GO	5.000%	9/1/20	6,190	6,433
Philadelphia PA School District GO	5.000%	9/1/21	2,745	2,946
Philadelphia PA School District GO	5.000%	9/1/21	5,060	5,431
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,587
Philadelphia PA School District GO	5.000%	9/1/22	1,035	1,145
Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,426
Philadelphia PA School District GO	5.000%	9/1/22	6,345	7,020
Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,334
Philadelphia PA School District GO	5.000%	9/1/23	6,260	7,118
Philadelphia PA School District GO	5.000%	9/1/24	1,285	1,498
Philadelphia PA School District GO	5.000%	9/1/25	1,040	1,240
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	7,279
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,070
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/20	500	524
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,073
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,285	1,378
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/22	520	583
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/23	5,015	5,790
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/23	380	440
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/25	1,345	1,634
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,329
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	4.000%	12/15/21	700	742
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/23	500	572
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/24	500	587
Pittsburgh PA GO	5.000%	9/1/23	365	419
Pittsburgh PA GO	5.000%	9/1/24	520	615
Pittsburgh PA Urban Redevelopment Authority
Revenue (Crawford 123 LP) PUT	2.250%	6/1/20	3,150	3,158
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,508
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,525
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/22 (4)	14,360	15,994

Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/23 (4)	15,225	17,488
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/24 (4)	17,180	20,299
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/25 (4)	690	834
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/26 (4)	650	800
1 Pittsburgh PA Water & Sewer Authority
Revenue PUT, 70% of 1M USD LIBOR +
0.640%	2.328%	12/1/20 (4)	51,000	51,018
Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,932
Reading PA School District GO	5.000%	3/1/24 (4)	665	763
Saint Mary PA Hospital Authority Health System
Revenue (Catholic Health)	5.000%	11/15/20 (ETM)	255	267
Saint Mary PA Hospital Authority Health System
Revenue (Catholic Health)	5.000%	11/15/20	1,245	1,305
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/19	700	707
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/20	900	942
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/23	500	576
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/24	1,950	2,309
Scranton PA School District GO	5.000%	6/1/22	2,150	2,331
1 Scranton School District PA GO PUT, 68% of
1M USD LIBOR + 0.850%	2.484%	4/1/21	2,760	2,764
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,795	3,222
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/21	675	715
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/22	325	357
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/23	875	992
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/24	700	816
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/25	750	896
3 St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	5,000	5,152
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Philadelphia Project)	4.000%	6/15/20 (15)	1,940	1,985
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Philadelphia Project)	5.000%	6/15/21 (15)	1,345	1,437
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Philadelphia Project)	5.000%	6/15/22 (15)	1,160	1,280

State Public School Building Authority
Pennsylvania College Revenue (Community
College of Philadelphia Project)	5.000%	6/15/23 (15)	2,580	2,932
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/19 (15)	1,725	1,735
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/20 (15)	1,035	1,079
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/21 (15)	2,670	2,882
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/20	2,995	3,081
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/21	1,180	1,258
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/22	1,050	1,155
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,285	1,403
4 Tower Health Obligated Group TOB VRDO	1.520%	8/7/19	4,435	4,435
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/22 (15)	545	609
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/23 (15)	1,110	1,276
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/24 (15)	745	881
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/25 (15)	1,060	1,282
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/26 (15)	1,000	1,203
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	1,000	1,031
4 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.440%	8/7/19 LOC	5,770	5,770
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,020	4,679
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20	2,465	2,581
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/23 (15)	1,265	1,423
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/24 (15)	1,000	1,157
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/25 (15)	1,350	1,603
				1,579,817
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.000%	7/1/25 (12)	50	51
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/20 (14)	4,415	4,473

Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/20 (4)	1,735	1,758
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	270	273
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	1,505	1,523
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	4,180	4,231
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (4)	110	113
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (4)	145	148
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (14)	700	708
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (14)	1,410	1,427
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/24 (4)	300	308
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	290	294
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	3,420	3,463
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,270	5,422
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	1,805	1,876
Puerto Rico GO	5.500%	7/1/20 (14)	26,745	27,216
Puerto Rico GO	5.500%	7/1/20 (14)	4,165	4,238
Puerto Rico GO	5.500%	7/1/20 (12)(3)	120	123
Puerto Rico GO	5.250%	7/1/21 (14)	125	126
Puerto Rico GO	5.500%	7/1/21 (14)	2,655	2,744
Puerto Rico GO	4.000%	7/1/22 (4)	65	66
Puerto Rico GO	5.500%	7/1/22 (12)	20	21
Puerto Rico GO	5.250%	7/1/24 (4)	600	634
Puerto Rico GO	5.375%	7/1/25 (4)	125	132
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/20 (14)	200	204
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/20 (4)	525	537
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/23 (4)	375	404
Puerto Rico Highway & Transportation Authority
Transportation Revenue	5.000%	7/1/23 (12)	15	15
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (12)	20	21
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/21 (12)	40	42
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/21 (14)	155	159
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/23 (12)	25	27
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/27 (12)	100	102
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	11,820	10,124
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	23,697	18,193
				91,196
Rhode Island (0.4%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/23	5,560	6,318
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/25	3,460	4,140

Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,200
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,443
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/22	500	549
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/24	3,055	3,570
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/21	200	211
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	431
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	436
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	200	222
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	610	679
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	500
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	300	343
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	516
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	732
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	1,100	1,297
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	365	431
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	787
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	225	271
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	400	481
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,655
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,516

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	5,625	5,971
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,781
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/22	2,500	2,720
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/23	2,700	3,004
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/21	2,330	2,469
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/22	2,510	2,736
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/23	2,295	2,567
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	2,840
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	10,943
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,125
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,530
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/22	290	319
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/23	215	243
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/24	235	273
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/25 (4)	200	238
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/26 (4)	200	244
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/20	4,000	4,108
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/21	2,755	2,914
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/22	2,615	2,840
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/25	14,020	16,240

Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	1,980	1,987
				106,820
South Carolina (1.4%)
Aiken County SC Consolidated School District
GO	5.000%	4/1/22	5,440	5,997
Aiken County SC Consolidated School District
GO	5.000%	4/1/23	3,360	3,826
Aiken County SC Consolidated School District
GO	5.000%	4/1/24	4,075	4,781
Aiken County SC Consolidated School District
GO	5.000%	4/1/25	2,180	2,626
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,052
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,026
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	11,536
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT, 70% of 1M USD
LIBOR + 0.370%	1.953%	1/1/22	25,000	25,032
Darlington County SC School District GO	5.000%	3/1/24	3,605	4,223
Darlington County SC School District GO	5.000%	3/1/25	3,825	4,602
Greenville SC Hospital System Board Hospital
Facilities Revenue	5.000%	5/1/21	560	596
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/20	600	631
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/21	1,015	1,100
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/22	1,000	1,117
Lancaster County SC School District GO	5.000%	3/1/25	4,140	4,984
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/19	500	504
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/20	550	575
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/22	550	615
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/23	1,925	2,217
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/24	710	839
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	3,200	3,410
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	516
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,069
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/21	1,245	1,337
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/22	1,240	1,373
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/22	1,390	1,557
Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/20	40,485	44,482

Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	7,310	7,674
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	8,180	9,428
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	1,490	1,757
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	21,134
Rock Hill SC Utility System Revenue	5.000%	1/1/21	685	722
Rock Hill SC Utility System Revenue	5.000%	1/1/22	165	180
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	851
Rock Hill SC Utility System Revenue	5.000%	1/1/23	190	214
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,252
Rock Hill SC Utility System Revenue	5.000%	1/1/24	135	157
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,161
Rock Hill SC Utility System Revenue	5.000%	1/1/25	165	196
Rock Hill SC Utility System Revenue	5.000%	1/1/26	310	377
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/19	1,270	1,286
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/20	3,260	3,420
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/21	2,915	3,166
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/22	3,795	4,258
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	3,115	3,705
South Carolina Housing Finance & Development
Authority Mortgage Revenue	4.000%	7/1/47	4,950	5,305
South Carolina Housing Finance & Development
Authority Mortgage Revenue	4.500%	7/1/48	8,735	9,621
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/23	1,860	2,082
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/24	1,825	2,097
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19 (ETM)	1,000	1,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20 (ETM)	2,710	2,814
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21 (ETM)	1,000	1,076
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22 (ETM)	1,500	1,626
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (ETM)	1,500	1,725
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24	1,000	1,163
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/25	1,850	2,203
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/26	3,050	3,703
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19 (ETM)	1,000	1,010

South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20 (ETM)	1,765	1,850
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	1,250	1,264
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	5,280	5,341
South Carolina Public Service Authority
Revenue	5.000%	7/1/20 (Prere.)	1,255	1,299
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	665	696
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	4,100	4,290
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	39,545	41,377
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	690	748
South Carolina Public Service Authority
Revenue	5.000%	12/1/21 (ETM)	410	446
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	3,060	3,316
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,705	2,931
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,135	1,268
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,200	1,321
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	10,000	11,168
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	580	648
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	2,025	2,261
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	3,445	3,953
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	520	597
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	245	289
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	5,010	5,901
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	2,195	2,576
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	1,105	1,193
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	8,420	10,008
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	1,000	1,079
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/23	1,125	1,238
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/25	2,000	2,191
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	25,966
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/21 (Prere.)	5,270	5,711

South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	4,885	5,629
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	7,025	8,095
South Carolina Transportation Infrastructure
Revenue	3.000%	10/1/27	3,600	3,806
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/23	1,000	1,137
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/24	750	879
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/25	750	902
York County SC GO	5.000%	4/1/25	3,825	4,487
				394,847
South Dakota (0.1%)
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	4.000%	4/1/20	350	356
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/21	800	848
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/22	375	411
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/23	750	847
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/24	1,120	1,301
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/25	1,000	1,192
South Dakota Building Authority Revenue	5.000%	6/1/20	500	516
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/22	1,285	1,428
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/23	750	858
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/24	1,000	1,174
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/25	500	601
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	665	688
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/20	645	675
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	530
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/21	550	595
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	400	447
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	535	597
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,000	1,157

South Dakota Housing Development Authority
Homeownership Mortgage Revenue	4.000%	11/1/47	9,340	10,020
				24,241
Tennessee (1.7%)
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,702
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,015	2,252
Clarksville TN Natural Gas Acquisition Corp.
Revenue	5.000%	12/15/19	1,720	1,744
Clarksville TN Natural Gas Acquisition Corp.
Revenue	5.000%	12/15/20	1,150	1,207
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.480%	8/7/19 LOC	6,000	6,000
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/20	1,500	1,550
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/21	1,075	1,146
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/22	1,265	1,392
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/23	900	1,018
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/24	3,500	3,967
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/25	2,810	3,179
Hamilton County TN GO	5.000%	4/1/24	2,000	2,353
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/22	3,545	3,877
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/24	1,000	1,158
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/26	800	969
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,537
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,335	1,421
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	960	1,038
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/22	145	159
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,109
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,536
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,250	1,420
Memphis TN Electric System Revenue	5.000%	12/1/24	775	927
Memphis TN Gas System Revenue	5.000%	12/1/24	665	796

Memphis TN GO	5.000%	6/1/23	6,585	7,538
4 Memphis TN GO TOB VRDO	1.550%	8/7/19	5,900	5,900
Memphis TN Water System Revenue	4.000%	12/1/24	860	987
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	7/1/22	5,280	5,675
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/22	1,795	1,986
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	18,905	21,715
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	14,660	17,367
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	3,945	4,380
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/25	46,420	53,300
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/25	23,375	28,394
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/26	14,485	16,626
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	2,500	2,509
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	3.000%	10/1/24	650	666
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,075	1,113
Shelby County TN GO	5.000%	4/1/23	1,125	1,282
Shelby County TN GO	5.000%	4/1/25	4,710	5,691
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/21	1,350	1,436
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/23	1,210	1,373
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	1.490%	8/1/19 (4)	7,600	7,600
Sullivan County TN GO	5.000%	5/1/21	2,705	2,887
Sullivan County TN GO	5.000%	5/1/22	2,745	3,032
Sullivan County TN GO	5.000%	5/1/23	2,985	3,402
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	41,950	48,620
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,520	7,541
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	6,835	6,946
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	19,005	19,716
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,535	8,941
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,315	14,257
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	2,195	2,366

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,585	1,746
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	5,725	6,331
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,840	3,214
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	77,425	83,236
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	31,500	34,953
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	1,340	1,406
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/42	4,145	4,449
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/45	2,335	2,463
Washington County TN GO	4.000%	6/1/21	2,030	2,138
Washington County TN GO	4.000%	6/1/23	2,050	2,268
Williamson County TN GO	5.000%	4/1/23	1,700	1,936
Williamson County TN GO	5.000%	4/1/24	1,675	1,968
Wilson County TN GO	5.000%	4/1/24	3,420	4,013
				498,824
Texas (13.3%)
Alamo TX Community College District GO	5.000%	8/15/23	5,445	6,258
Alamo TX Community College District GO	5.000%	8/15/24	12,260	14,509
Alamo TX Community College District GO	5.000%	8/15/25	8,235	9,985
Aldine TX Independent School District GO	5.000%	2/15/24	200	233
Aldine TX Independent School District GO	5.000%	2/15/25	350	419
Alief TX Independent School District GO	5.000%	2/15/25	2,595	3,106
Alief TX Independent School District GO	5.000%	2/15/26	1,300	1,594
Allen TX Independent School District GO	5.000%	2/15/25	1,000	1,163
Allen TX Independent School District GO	5.000%	2/15/25	1,125	1,347
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,522
Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,130	9,270
Arlington TX GO	5.000%	8/15/21	1,400	1,510
Arlington TX GO	5.000%	8/15/22	1,395	1,556
Arlington TX GO	4.000%	8/15/23	2,925	3,251
Arlington TX GO	5.000%	8/15/23	1,400	1,613
Arlington TX GO	5.000%	8/15/24	2,925	3,463
Arlington TX GO	5.000%	8/15/24	2,795	3,309
Arlington TX GO	5.000%	8/15/25	2,925	3,541
Arlington TX GO	5.000%	8/15/25	2,795	3,384
Arlington TX GO	5.000%	8/15/26	2,920	3,610
5 Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/26	200	245
5 Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/24	185	217
5 Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/25	195	234
Arlington TX Independent School District GO	5.000%	2/15/24	2,615	3,057
Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,730
Arlington TX Special Tax Revenue	3.000%	2/15/20	600	606
Arlington TX Special Tax Revenue	3.000%	2/15/21	750	771
Arlington TX Special Tax Revenue	4.000%	2/15/22	750	800
Arlington TX Special Tax Revenue	4.000%	2/15/23	910	993
Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,628
Arlington TX Special Tax Revenue	5.000%	2/15/25 (4)	1,185	1,408

Arlington TX Special Tax Revenue	5.000%	2/15/26 (4)	1,085	1,285
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/22	400	434
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/22	500	537
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/23	750	836
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/23	755	831
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/24	750	857
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/24	690	774
Austin TX Combined Utility System Revenue CP	1.580%	8/5/19	109,850	109,852
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,039
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,075
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,109
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	200	229
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	200	235
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	255	307
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	506
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,010	1,060
Austin TX GO	5.000%	9/1/22	11,740	13,129
Austin TX Independent School District GO	5.000%	8/1/23	1,250	1,437
Austin TX Independent School District GO	5.000%	8/1/24	1,350	1,598
Austin TX Independent School District GO	5.000%	8/1/25	1,775	2,155
Austin TX Independent School District GO	5.000%	8/1/26	9,690	12,020
Austin TX Independent School District GO	5.000%	8/1/26	3,095	3,839
Austin TX Water & Waste Water System
Revenue	5.000%	11/15/19 (ETM)	60	61
Austin TX Water & Waste Water System
Revenue	5.000%	11/15/19	940	951
Austin TX Water & Waste Water System
Revenue	5.000%	11/15/20	2,495	2,620
Austin TX Water & Waste Water System
Revenue	5.000%	5/15/22 (ETM)	500	551
Austin TX Water & Waste Water System
Revenue	5.000%	5/15/22	500	553
Austin TX Water & Waste Water System
Revenue	5.000%	11/15/26	3,380	4,214
Beaumont TX Independent School District GO	5.000%	2/15/23	3,945	4,464
Beaumont TX Independent School District GO	5.000%	2/15/24	4,150	4,839
Beaumont TX Independent School District GO	5.000%	2/15/25	4,360	5,222
Bedford TX GO	5.000%	2/1/22	2,515	2,748
Bedford TX GO	5.000%	2/1/23	2,635	2,969
Bedford TX GO	5.000%	2/1/24	2,775	3,218
Bedford TX GO	5.000%	2/1/25	2,920	3,473
Bexar County TX GO	5.000%	6/15/21	5,155	5,525
Bexar County TX GO	5.000%	6/15/21	2,930	3,140
Bexar County TX GO	5.000%	6/15/23	4,055	4,646
4 Bexar County TX GO TOB VRDO	1.430%	8/7/19	8,000	8,000

Bexar County TX Hospital District GO	5.000%	2/15/21	2,125	2,251
Bexar County TX Hospital District GO	5.000%	2/15/22	1,540	1,686
Bexar County TX Hospital District GO	5.000%	2/15/23	1,545	1,747
Bexar County TX Hospital District GO	5.000%	2/15/24	2,015	2,348
Bexar County TX Hospital District GO	5.000%	2/15/24	1,185	1,381
Bexar County TX Hospital District GO	5.000%	2/15/25	1,395	1,668
Bexar County TX Hospital District GO	5.000%	2/15/26	4,015	4,910
Brazosport TX Independent School District GO	5.000%	2/15/25	1,955	2,328
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,301
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,076
Capital Area Housing Finance Corp. TX
Revenue (Mission Trail El Camino Real
Apartments) PUT	2.100%	9/1/22	6,875	6,963
Carrollton TX GO	5.000%	8/15/25	1,225	1,487
Carrollton TX GO	5.000%	8/15/26	1,200	1,489
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	619
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	625	634
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,000	1,017
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	2,730	2,863
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/22	3,500	3,657
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	225	243
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	2,615	2,826
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	4,500	5,006
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	1,170	1,300
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	5,675
5 Clear Creek TX Independent School District GO	1.350%	8/15/22	10,500	10,502
Clear Creek TX Independent School District GO	5.000%	2/15/23	1,980	2,242
Clear Creek TX Independent School District GO
PUT	1.450%	8/14/20	8,500	8,519
Clear Creek TX Independent School District GO
PUT	2.150%	8/16/21	8,000	8,115
College Station TX GO	5.000%	2/15/22	1,650	1,809
College Station TX GO	5.000%	2/15/23	1,735	1,965
College Station TX GO	5.000%	2/15/24	3,655	4,265
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/22	1,000	1,090
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/23	1,395	1,570
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/24	1,625	1,885
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/25	1,055	1,257
Conroe TX GO	5.000%	11/15/24	1,415	1,681
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,581
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	4,807
Conroe TX Independent School District GO	5.000%	2/15/25	2,575	3,084
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,116

Coppell TX Independent School District GO	5.000%	8/15/25	5,995	7,281
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,383
Corpus Christi TX Independent School District
GO PUT	2.000%	8/15/19	5,500	5,501
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	9,900	10,867
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/24	1,225	1,385
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	1,395	1,475
Cypress-Fairbanks TX Independent School
District GO PUT	2.500%	8/15/19	17,000	17,007
Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,000	5,004
Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,375	5,379
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/17/20	4,850	4,934
Cypress-Fairbanks TX Independent School
District GO PUT	2.125%	8/16/21	1,195	1,214
Dallas County TX Community College District
GO	5.000%	2/15/25	3,270	3,909
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/21	7,230	7,645
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/22	5,365	5,861
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/23	1,000	1,127
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/23	2,300	2,593
Dallas TX GO	5.000%	2/15/22	6,135	6,716
Dallas TX GO	5.000%	2/15/23 (15)	3,400	3,844
Dallas TX GO	5.000%	2/15/23 (15)	10,875	12,296
Dallas TX GO	5.000%	2/15/23	1,440	1,576
Dallas TX GO	5.000%	2/15/24	6,280	7,302
Dallas TX GO	5.000%	2/15/24	7,700	8,952
Dallas TX GO	5.000%	2/15/25	7,700	9,177
Dallas TX GO	5.000%	2/15/26	2,625	3,039
Dallas TX Independent School District GO	5.000%	8/15/23	7,275	8,379
Dallas TX Independent School District GO	4.000%	8/15/25	1,185	1,282
Dallas TX Independent School District GO	5.000%	2/15/26	4,000	4,230
Dallas TX Independent School District GO	5.000%	2/15/26	1,160	1,383
Dallas TX Independent School District GO	4.000%	8/15/26	2,860	3,090
Dallas TX Independent School District GO PUT	5.000%	2/15/20	2,500	2,550
Dallas TX Independent School District GO PUT	5.000%	2/15/22 (Prere.)	3,815	4,178
Dallas TX Independent School District GO PUT	5.000%	2/15/22	15,875	17,237
Dallas TX Independent School District GO PUT	5.000%	2/15/22 (Prere.)	310	340
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/24	3,315	3,938
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/25	1,740	2,118
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,524
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,524
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,010

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,620
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,035	1,085
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,045	4,391
Deer Park Independent School District TX GO
PUT	3.000%	10/1/19	9,330	9,356
Denton County TX GO	5.000%	7/15/22	2,000	2,223
Denton County TX GO	5.000%	7/15/23	2,100	2,411
Denton TX GO	5.000%	2/15/22	2,000	2,041
5 Denton TX GO	5.000%	2/15/24	1,430	1,665
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,180
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,801
Denton TX Independent School District GO	5.000%	8/15/24	2,775	3,285
5 Denton TX Independent School District GO PUT	2.000%	8/1/24	4,500	4,619
5 Dickinson TX Independent School District GO
PUT	1.350%	8/1/19	5,350	5,350
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,000
5 Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/24	10,275	10,572
El Paso TX GO	5.000%	8/15/21	5,615	6,038
El Paso TX GO	5.000%	8/15/21	1,935	2,081
El Paso TX GO	5.000%	8/15/22	2,860	3,177
El Paso TX Independent School District GO	5.000%	8/15/25	1,000	1,212
El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/23	1,505	1,705
El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/24	1,780	2,076
El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/25	1,985	2,377
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,831
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,010	1,073
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,100	1,207
El Paso TX Water & Sewer Revenue	5.000%	3/1/24	2,500	2,742
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	3,085	3,694
Fort Bend County TX GO	5.000%	3/1/21	2,020	2,142
Fort Bend County TX GO	5.000%	3/1/23	1,275	1,446
Fort Bend County TX GO	5.000%	3/1/24	2,270	2,651
Fort Bend County TX GO	5.000%	3/1/25	2,785	3,339
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	218
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	225
Fort Bend TX Independent School District GO	5.000%	2/15/21	4,855	5,144
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,725	1,926
Fort Bend TX Independent School District GO	5.000%	2/15/23	3,010	3,415
Fort Bend TX Independent School District GO	5.000%	2/15/24	2,745	3,211
Fort Bend TX Independent School District GO	5.000%	2/15/25	2,500	2,996
Fort Bend TX Independent School District GO	5.000%	8/15/25	2,205	2,675
Fort Bend TX Independent School District GO	5.000%	2/15/26	1,350	1,653
Fort Bend TX Independent School District GO	5.000%	8/15/26	3,000	3,713
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/19	4,610	4,610
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/20	2,635	2,638
Fort Bend TX Independent School District GO
PUT	1.500%	8/1/21	5,270	5,276

Fort Bend TX Independent School District GO
PUT	1.950%	8/1/22	12,500	12,722
Fort Worth TX GO	5.000%	3/1/21	10,060	10,673
Fort Worth TX GO	4.000%	3/1/23	2,260	2,483
Fort Worth TX GO	5.000%	3/1/24	4,535	5,290
Fort Worth TX GO	5.000%	3/1/25	4,535	5,424
Fort Worth TX Independent School District GO	5.000%	2/15/22	1,135	1,245
Fort Worth TX Independent School District GO	5.000%	2/15/23	850	964
Fort Worth TX Independent School District GO	5.000%	2/15/24	1,490	1,742
Fort Worth TX Independent School District GO	5.000%	2/15/24	1,660	1,940
Fort Worth TX Independent School District GO	5.000%	2/15/25	1,820	2,187
Fort Worth TX Independent School District GO	5.000%	2/15/26	1,500	1,843
Fort Worth TX Independent School District GO	5.000%	2/15/26	1,195	1,424
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	1,585	1,680
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	1,750	1,983
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/24	1,840	2,150
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/24	1,850	2,162
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	1,935	2,320
Frisco TX GO	5.000%	2/15/21	4,295	4,549
Frisco TX GO	5.000%	2/15/21	8,890	9,417
Frisco TX GO	5.000%	2/15/23	4,130	4,679
Frisco TX GO	5.000%	2/15/24	10,000	11,337
Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,302
Frisco TX Independent School District GO	5.000%	8/15/24	1,535	1,709
Frisco TX Independent School District GO	5.000%	8/15/24	2,900	3,437
Frisco TX Independent School District GO	5.000%	8/15/25	2,640	3,208
Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,309
Frisco TX Independent School District GO	5.000%	8/15/26	1,830	2,272
Galena Park TX Independent School District GO	5.000%	8/15/24	1,030	1,221
Galena Park TX Independent School District GO	5.000%	8/15/25	1,560	1,892
Galveston County TX GO	4.000%	2/1/21	1,000	1,043
Galveston County TX GO	4.000%	2/1/22	1,110	1,186
Galveston County TX GO	4.000%	2/1/23	840	919
Galveston County TX GO	4.000%	2/1/24	1,000	1,117
Galveston County TX GO	4.000%	2/1/25	1,085	1,237
Garland TX Electric Utility System Revenue	5.000%	3/1/25	650	776
Garland TX Electric Utility System Revenue	5.000%	3/1/26	750	915
Garland TX GO	5.000%	2/15/24	755	881
Garland TX GO	5.000%	2/15/25	800	960
Garland TX GO	5.000%	2/15/26	690	847
Garland TX Independent School District GO	5.000%	2/15/25	3,815	4,038
Georgetown TX Independent School District GO
PUT	2.500%	8/1/19	3,500	3,500
Georgetown TX Independent School District GO
PUT	2.000%	8/1/20	12,000	12,080
Georgetown TX Independent School District GO
PUT	2.750%	8/1/22	7,750	8,062
Georgia TX GO PUT	1.950%	8/14/20	6,750	6,796
Goose Creek TX Consolidated Independent
School District GO	5.000%	2/15/24	1,630	1,905
Goose Creek TX Consolidated Independent
School District GO	5.000%	2/15/25	1,415	1,696
Goose Creek TX Consolidated Independent
School District GO PUT	1.180%	8/15/19	5,750	5,750
Granbury TX Independent School District GO	5.000%	8/1/24	1,205	1,383
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	177,265	198,897

Grand Prairie TX Independent School District
GO	5.000%	2/15/21	1,500	1,589
Grand Prairie TX Independent School District
GO	5.000%	2/15/22	1,025	1,124
Grand Prairie TX Independent School District
GO	5.000%	2/15/23	675	764
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/25	1,450	1,562
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/26	1,500	1,812
Grapevine-Colleyville TX Independent School
District GO PUT	2.000%	8/1/20 (Prere.)	1,775	1,787
Grapevine-Colleyville TX Independent School
District GO PUT	2.000%	8/1/20	1,975	1,990
Harlandale TX Independent School District GO
PUT	3.000%	8/15/21	4,500	4,571
4 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	1.430%	8/7/19	8,200	8,200
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT, SIFMA
Municipal Swap Index Yield + 0.580%	1.980%	12/1/19	9,000	9,000
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System), SIFMA
Municipal Swap Index Yield + 0.750%	2.150%	6/1/20	2,000	2,004
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/19	1,265	1,278
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/20	2,500	2,618
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/21	2,950	3,193
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/22	1,820	2,032
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/19	2,350	2,365
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	4,000	4,330
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	1,580	1,710
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	2,560	2,866
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	1,000	1,119
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	1,250	1,443

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	2,000	2,373
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/25	7,365	8,933
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) PUT	5.000%	10/1/24	10,000	11,803
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) PUT, 68% of 1M USD LIBOR +
0.850%	2.388%	6/1/20	32,500	32,568
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/21	760	824
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/22	600	671
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/23	760	874
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/24	1,025	1,212
Harris County TX Flood Control District Revenue	5.000%	10/1/24	3,295	3,913
Harris County TX Flood Control District Revenue	5.000%	10/1/25	2,555	3,109
Harris County TX Flood Control District Revenue	5.000%	10/1/25	1,190	1,411
Harris County TX GO	5.000%	10/1/22	10,025	11,232
Harris County TX GO	5.000%	10/1/22	1,100	1,232
Harris County TX GO	5.000%	10/1/23	4,465	5,163
Harris County TX GO	5.000%	10/1/23	8,575	9,610
Harris County TX GO	5.000%	10/1/23	3,950	4,427
Harris County TX GO	5.000%	10/1/24	6,580	7,835
Harris County TX GO	5.000%	10/1/24	3,315	3,947
Harris County TX GO	5.000%	10/1/24	9,000	10,081
Harris County TX GO	5.000%	10/1/25	1,800	2,195
Harris County TX GO	5.000%	10/1/25	1,140	1,390
Harris County TX GO	5.000%	10/1/26	1,305	1,584
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	405
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,346
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,243
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,589
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/25	1,500	1,830
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19 (ETM)	545	550
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19	1,455	1,469
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/24	1,815	2,162
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,454
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	600
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	8,783
Harris County TX Sports Authority Revenue	5.000%	11/15/26 (4)	11,155	13,049

Hays County TX GO	5.000%	2/15/20	200	204
Hays County TX GO	5.000%	2/15/21	850	900
Hays County TX GO	5.000%	2/15/21	285	302
Hays County TX GO	5.000%	2/15/23	1,120	1,265
Hays County TX GO	5.000%	2/15/23	840	949
5 Hays County TX GO	5.000%	2/15/24	840	976
Hays County TX GO	5.000%	2/15/24	1,035	1,204
5 Hays County TX GO	5.000%	2/15/25	850	1,013
Hays County TX GO	5.000%	2/15/25	1,265	1,509
5 Hays County TX GO	5.000%	2/15/26	1,600	1,951
Hidalgo County TX Drain District No. 1 GO	4.000%	9/1/22	400	434
Hidalgo County TX Drain District No. 1 GO	4.000%	9/1/23	350	389
Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/24	430	509
Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/25	525	634
Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/26	900	1,106
Houston TX Airport System Revenue	5.000%	7/1/24	2,225	2,616
Houston TX Airport System Revenue	5.000%	7/1/25	3,510	4,226
Houston TX Airport System Revenue	5.000%	7/1/25	1,650	1,986
Houston TX Community College System
Revenue	5.000%	4/15/20	1,000	1,028
Houston TX Community College System
Revenue	5.000%	4/15/23	2,000	2,275
Houston TX Community College System
Revenue	5.000%	4/15/24	2,880	3,372
Houston TX GO	5.000%	3/1/20	2,500	2,557
Houston TX GO	5.000%	3/1/21	2,500	2,653
Houston TX GO	5.000%	3/1/22	3,000	3,291
Houston TX GO	5.000%	3/1/22	20,000	21,943
Houston TX GO	5.000%	3/1/23	1,750	1,983
Houston TX GO	5.000%	3/1/23	12,605	14,282
Houston TX GO	5.000%	3/1/24	540	542
Houston TX GO	5.000%	3/1/24	2,315	2,703
Houston TX GO	5.000%	3/1/24	10,000	11,675
Houston TX GO	5.000%	3/1/25	5,000	5,983
Houston TX GO	5.000%	3/1/25	1,000	1,096
Houston TX GO	5.000%	3/1/26	3,500	4,275
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/19	700	702
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/21	1,500	1,615
Houston TX Independent School District GO	5.000%	2/15/23	25,615	29,030
Houston TX Independent School District GO	5.000%	2/15/24	20,245	23,655
Houston TX Independent School District GO	5.000%	2/15/25	8,500	10,201
Houston TX Independent School District GO
PUT	1.450%	6/1/20	1,000	1,001
Houston TX Independent School District GO
PUT	2.200%	6/1/20	6,000	6,045
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,000	3,057
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,400	3,465
Houston TX Independent School District GO
PUT	2.250%	6/1/22	3,925	4,027
Houston TX Independent School District GO
PUT	2.250%	6/1/22	12,500	12,801

Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,033
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,184
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,675
Houston TX Utility System Revenue	5.000%	5/15/21	5,075	5,424
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,428
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,595
Houston TX Utility System Revenue	5.000%	11/15/22	7,315	8,206
Houston TX Utility System Revenue	5.000%	11/15/23	235	272
Houston TX Utility System Revenue	5.000%	11/15/23	7,430	8,596
Houston TX Utility System Revenue	5.000%	11/15/24	310	369
Houston TX Utility System Revenue	5.000%	11/15/24	2,060	2,450
Houston TX Utility System Revenue	5.000%	11/15/25	1,425	1,735
Houston TX Utility System Revenue	5.000%	5/15/27	6,550	7,618
1 Houston TX Utility System Revenue PUT, 70%
of 1M USD LIBOR + 0.360%	1.946%	8/1/21	30,900	30,917
1 Houston TX Utility System Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.300%	5/1/20	36,000	36,046
Humble TX Independent School District GO	5.000%	2/15/23	2,265	2,566
Humble TX Independent School District GO	5.500%	2/15/25	1,610	1,971
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/23	1,430	1,642
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/24	1,645	1,942
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/24	1,520	1,800
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/24	1,100	1,303
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/25	1,375	1,668
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/25	4,250	5,142
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/25	1,250	1,516
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/26	1,250	1,550
5 Irving TX GO	5.000%	9/15/25	3,090	3,752
5 Irving TX GO	5.000%	9/15/26	3,150	3,904
Irving TX Hospital Authority Revenue (Baylor
Medical Center at Irving)	5.000%	10/15/20	250	260
Irving TX Hospital Authority Revenue (Baylor
Medical Center at Irving)	5.000%	10/15/21	250	268
Irving TX Hospital Authority Revenue (Baylor
Medical Center at Irving)	5.000%	10/15/22	250	276
Irving TX Hospital Authority Revenue (Baylor
Medical Center at Irving)	5.000%	10/15/23	350	397
Irving TX Hospital Authority Revenue (Baylor
Medical Center at Irving)	5.000%	10/15/24	515	599
Irving TX Hospital Authority Revenue (Baylor
Medical Center at Irving)	5.000%	10/15/25	500	594
Irving TX Independent School District GO	5.000%	2/15/22	3,815	4,185
Irving TX Independent School District GO	5.000%	2/15/23	2,075	2,350
Irving TX Independent School District GO	5.000%	2/15/25	1,750	2,097
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,315
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,711
Katy TX Independent School District GO	4.000%	2/15/24	410	450
Katy TX Independent School District GO	4.000%	2/15/25	1,000	1,096

1 Katy TX Independent School District GO PUT,
67% of 1M USD LIBOR + 0.550%	2.108%	8/15/19	27,510	27,511
Keller TX Independent School District GO	5.000%	8/15/22	3,020	3,368
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/21	800	855
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/22	1,000	1,101
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/23	255	289
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/24	340	395
Klein TX Independent School District GO	5.000%	8/1/21	8,560	9,219
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,574
Klein TX Independent School District GO	5.000%	8/1/26	1,215	1,392
Lake Travis TX Independent School District GO	5.000%	2/15/24	400	468
Lake Travis TX Independent School District GO	5.000%	2/15/25	1,535	1,844
Lake Travis TX Independent School District
Revenue GO PUT	2.625%	2/15/22 (Prere.)	505	523
Lake Travis TX Independent School District
Revenue GO PUT	2.625%	2/15/22	5,095	5,244
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/21	2,340	2,479
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/22	2,530	2,775
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	3,175	3,477
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	2,070	2,478
Lamar TX Consolidated Independent School
District GO PUT	1.950%	8/17/20	17,300	17,429
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,643
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,257
Leander TX Independent School District GO	0.000%	8/16/22	9,615	9,231
Leander TX Independent School District GO	5.000%	8/15/23	500	575
Leander TX Independent School District GO	0.000%	8/16/23	8,500	8,034
Leander TX Independent School District GO	5.000%	8/15/24	850	1,006
Leander TX Independent School District GO	5.000%	8/15/27	5,320	6,540
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	2,901
5 Lewisville TX Independent School District GO	5.000%	8/15/25	1,000	1,180
Lewisville TX Independent School District GO	5.000%	8/15/26	1,605	1,991
5 Lewisville TX Independent School District GO	5.000%	8/15/26	3,245	3,817
Lone Star College System Texas GO	5.000%	2/15/22	6,020	6,603
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	950	1,048
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,380	1,421
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	6,025	6,645
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,485	1,691
Lower Colorado River Authority Texas Revenue	5.000%	5/15/25	5,105	5,626
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,045	3,447
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/20	1,000	1,030

Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/21	1,265	1,351
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,125	2,345
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	7,645	8,159
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	6,155	6,792
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/23	2,355	2,682
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,020	1,196
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	4,220	4,948
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	3,095	3,629
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,135	1,364
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	6,565	7,888
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	4,200	4,905
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/26	4,010	4,916
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/26	5,020	5,824
4 Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.) TOB VRDO	1.520%	8/7/19	7,970	7,970
Lubbock TX GO	5.000%	2/15/21	1,755	1,858
Lubbock TX GO	5.000%	2/15/21	900	953
Lubbock TX GO	5.000%	2/15/22	645	707
Lubbock TX GO	5.000%	2/15/22	1,610	1,765
Lubbock TX GO	5.000%	2/15/23	720	815
Lubbock TX GO	5.000%	2/15/23	1,780	2,014
Magnolia TX Independent School District GO	5.000%	8/15/23	510	587
Mansfield TX Independent School District GO	4.000%	2/15/24	2,540	2,855
Mansfield TX Independent School District GO	4.000%	2/15/25	4,910	5,625
Mansfield TX Independent School District GO	5.000%	2/15/25	1,665	1,936
Mansfield TX Independent School District GO	5.000%	2/15/26	2,215	2,718
Mansfield TX Independent School District GO
PUT	2.500%	8/1/21	4,625	4,727
Marble Falls TX Independent School District GO	5.000%	8/15/25	2,105	2,555
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,471

McAllen TX Independent School District GO	4.000%	2/15/25	3,330	3,644
McAllen TX Independent School District GO	4.000%	2/15/26	3,010	3,285
McAllen TX Independent School District GO	4.000%	2/15/27	4,440	4,835
McAllen TX Independent School District GO	4.000%	2/15/28	2,885	3,135
Midlothian TX Independent School District GO
PUT	2.500%	8/1/20	5,500	5,569
5 Midlothian TX Independent School District GO
PUT	2.000%	8/1/24	3,265	3,355
1 Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.480%	10/1/19	3,750	3,751
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/23	250	281
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/24	500	574
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/25	750	877
Montgomery TX Independent School District GO	5.000%	2/15/25	1,950	2,332
New Caney TX Independent School District GO
PUT	3.000%	8/15/21	8,275	8,538
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/24	2,750	3,240
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/25	2,535	3,057
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/20	350	359
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/22	690	752
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/23	775	863
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/24	625	710
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	182
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	318
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	224
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	2,665	2,458
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/24	2,000	1,845
Newark TX Cultural Education Facilities Finance
Corp. Revenue	5.000%	11/15/22	1,000	1,116
Newark TX Cultural Education Facilities Finance
Corp. Revenue	5.000%	11/15/23	1,000	1,149

North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	1,903
North East TX Independent School District GO	5.000%	2/1/22	6,985	7,653
North East TX Independent School District GO	5.000%	2/1/23	3,185	3,607
North East TX Independent School District GO	5.250%	2/1/24	1,100	1,295
North East TX Independent School District GO	5.000%	8/1/26	2,000	2,414
North East TX Independent School District GO
PUT	1.420%	8/1/21	6,870	6,863
North East TX Independent School District GO
PUT	2.375%	8/1/22	5,500	5,658
North East TX Independent School District GO
PUT	2.200%	8/1/24	15,000	15,533
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/23	900	993
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/23	755	836
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/24	1,285	1,451
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/24	1,090	1,236
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/25	1,200	1,393
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System Revenue	5.000%	6/1/23	785	899
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System Revenue	5.000%	6/1/25	1,450	1,749
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/25	1,000	1,097
4 North Texas Municipal Water District Water
System Revenue TOB VRDO	1.500%	8/1/19	6,260	6,260
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,050	4,115
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	711
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,130	5,213
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,445	12,064
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,045	4,264
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,725	3,927
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,054
North Texas Tollway Authority System Revenue	5.000%	1/1/22	11,080	12,100
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,535	2,768
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,710	7,328
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,675	1,826
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,126
North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,110	3,507
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,815	3,171
North Texas Tollway Authority System Revenue	5.000%	1/1/23	6,785	7,652
5 North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,500	3,938
North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,540	5,107
North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,630	4,077
5 North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,625
5 North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,750	5,506
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,150	1,334
North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,045	4,545
North Texas Tollway Authority System Revenue	5.000%	1/1/25	6,760	7,588
5 North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,070	2,467
5 North Texas Tollway Authority System Revenue	5.000%	1/1/25	5,710	6,788
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,135	1,342

North Texas Tollway Authority System Revenue	5.000%	1/1/26	8,085	9,317
5 North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,050	1,277
5 North Texas Tollway Authority System Revenue	5.000%	1/1/26	19,005	23,055
North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,950	3,310
1 North Texas Tollway Authority System Revenue
PUT, SIFMA Municipal Swap Index Yield +
0.670%	2.070%	1/1/20	46,110	46,112
Northside Independent School District TX GO	5.000%	8/15/23	1,190	1,371
Northside Independent School District TX GO	5.000%	8/15/24	2,025	2,405
Northside Independent School District TX GO	5.000%	8/15/24	750	891
Northside Independent School District TX GO	5.000%	8/15/24	770	915
Northside Independent School District TX GO	5.000%	2/15/25	3,520	4,099
Northside Independent School District TX GO	5.000%	8/15/25	1,280	1,556
Northside Independent School District TX GO	5.000%	8/15/25	1,000	1,216
Northside Independent School District TX GO	5.000%	8/15/25	1,155	1,404
Northside Independent School District TX GO	4.000%	8/15/26	3,000	3,513
5 Northside Independent School District TX GO	5.000%	8/15/26	970	1,199
Northside Independent School District TX GO
PUT	2.125%	2/1/20	7,120	7,148
Northside Independent School District TX GO
PUT	1.450%	6/1/20	15,200	15,215
Northside Independent School District TX GO
PUT	1.750%	6/1/22	12,375	12,381
Northside TX Independent School District GO
PUT	2.000%	6/1/21	1,900	1,923
Northside Independent School District TX GO
PUT	2.750%	8/1/23	15,840	16,662
Northside Independent School District TX GO
PUT	1.600%	8/1/24	16,750	16,855
Odessa TX Junior College District GO	5.000%	8/15/23	500	571
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	1,756
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/21	1,000	1,078
5 Pasadena TX Independent School District GO
PUT	1.500%	8/15/24	15,000	15,007
Pearland TX GO	4.000%	3/1/20	330	335
Pearland TX GO	5.000%	3/1/21	815	864
Pearland TX GO	5.000%	3/1/22	720	789
Pearland TX GO	5.000%	3/1/23	470	532
Pearland TX GO	5.000%	3/1/24	830	967
Pearland TX GO	5.000%	3/1/25	685	818
Pearland TX GO	5.000%	3/1/26	590	720
Pearland TX Independent School District GO	5.000%	2/15/24	835	975
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/19	220	221
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/20	365	380
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/21	240	259
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/22	160	178
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/23	370	425

Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/24	690	813
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/25	1,010	1,217
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/26	1,015	1,247
Pflugerville TX Independent School District GO	5.000%	2/15/24	1,015	1,184
Pflugerville TX Independent School District GO	5.000%	2/15/25	1,750	2,095
Pflugerville TX Independent School District GO	5.000%	2/15/26	1,500	1,839
Pflugerville TX Independent School District GO
PUT	2.000%	8/15/19	1,120	1,120
5 Pflugerville TX Independent School District GO
PUT	2.250%	8/15/22	1,725	1,772
Pflugerville TX Independent School District GO
PUT	2.500%	8/15/23	4,000	4,173
Plano TX Independent School District GO	5.000%	2/15/25	5,025	6,039
Plano TX Independent School District GO	4.000%	2/15/26	1,860	1,987
Port Arthur TX Independent School District GO	5.000%	2/15/26	2,180	2,593
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,247
Port Authority of Houston TX GO	5.000%	10/1/21	8,945	9,681
Port Authority of Houston TX GO	5.000%	10/1/22	2,725	3,049
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,261
Prosper TX Independent School District GO	5.000%	2/15/23	400	453
Richardson TX Independent School District GO	5.000%	2/15/21	3,125	3,311
Richardson TX Independent School District GO	5.000%	2/15/22	2,530	2,777
Richardson TX Independent School District GO	5.000%	2/15/23	3,025	3,427
Richardson TX Independent School District GO	4.000%	2/15/25	2,405	2,571
Richardson TX Independent School District GO	4.000%	2/15/26	3,735	3,984
Rockwall TX GO	5.000%	8/1/21	800	861
Rockwall TX GO	5.000%	8/1/22	2,780	3,088
Rockwall TX GO	5.000%	8/1/23	1,660	1,901
Rockwall TX Independent School District GO	5.000%	2/15/25	1,500	1,795
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,333
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,115
Round Rock TX Independent School District GO	5.000%	8/1/23	3,700	4,241
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,302
Round Rock TX Independent School District GO	5.000%	8/1/23	7,585	8,729
Round Rock TX Independent School District GO	5.000%	8/1/24	4,045	4,771
Round Rock TX Independent School District GO	5.000%	8/1/25	2,845	3,439
Round Rock TX Independent School District GO	5.000%	8/1/25	1,000	1,213
Round Rock TX Independent School District GO
PUT	1.500%	2/1/20	2,575	2,577
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,120	5,493
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	335	371
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,005
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21 (ETM)	5,450	5,763
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22 (ETM)	4,000	4,380
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/20	20,000	20,436
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/21	12,625	12,751

San Antonio TX Electric & Gas Systems
Revenue PUT	2.750%	12/1/22	12,500	13,039
San Antonio TX GO	5.000%	2/1/21	3,550	3,757
San Antonio TX GO	5.000%	2/1/22	3,000	3,285
San Antonio TX GO	5.000%	2/1/25	4,495	5,248
San Antonio TX GO	4.000%	2/1/27	1,250	1,345
San Antonio TX GO	4.000%	2/1/28	9,000	9,665
San Antonio TX Independent School District
GO	5.000%	2/15/26	9,505	11,346
4 San Antonio TX Public Facilities Corp. Lease
Revenue (Convention Center Expansion
Project) TOB VRDO	1.430%	8/7/19	10,705	10,705
San Antonio TX Water Revenue	5.000%	5/15/20	1,600	1,649
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,069
San Antonio TX Water Revenue	5.000%	5/15/24	600	705
San Antonio TX Water Revenue	5.000%	5/15/25	650	783
San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	40,492
San Antonio TX Water Revenue PUT	2.000%	11/1/22	12,250	12,464
San Antonio TX Water Revenue PUT	2.625%	5/1/24	7,815	8,234
San Jacinto TX Community College District GO	5.000%	2/15/24	500	582
San Jacinto TX Community College District GO	5.000%	2/15/25	1,000	1,192
San Jacinto TX Community College District GO	5.000%	2/15/26	1,025	1,249
Schertz-Cibolo-Universal City TX Independent
School District GO	5.000%	2/1/23	3,830	4,331
Sheldon TX Independent School District	5.000%	2/15/25	3,015	3,607
Sherman TX Independent School District GO
PUT	3.000%	8/1/20	1,530	1,557
Socorro TX Independent School District GO	5.000%	8/15/23	1,255	1,445
Socorro TX Independent School District GO	5.000%	8/15/24	1,495	1,774
Socorro TX Independent School District GO	5.000%	2/15/25	1,000	1,200
Socorro TX Independent School District GO	5.000%	8/15/25	600	729
Southside Independent School District Texas
GO	5.000%	8/15/23	300	344
Southside Independent School District Texas
GO	5.000%	8/15/24	250	295
Southwest TX Higher Education Authority Inc.
Revenue (Southern Methodist University
Project)	5.000%	10/1/20	3,000	3,133
Southwest TX Higher Education Authority Inc.
Revenue (Southern Methodist University
Project)	5.000%	10/1/22	3,925	4,387
Southwest TX Higher Education Authority Inc.
Revenue (Southern Methodist University
Project)	5.000%	10/1/23	700	807
Southwest TX Higher Education Authority Inc.
Revenue (Southern Methodist University
Project)	5.000%	10/1/24	500	592
Southwest TX Higher Education Authority Inc.
Revenue (Southern Methodist University
Project)	5.000%	10/1/26	1,000	1,233
Southwest TX Higher Education Authority Inc.
Revenue (Southern Methodist University
Project)	5.000%	10/1/25	5,000	6,035
Spring Branch TX Independent School District
GO	5.000%	2/1/22	5,000	5,480
Spring Branch TX Independent School District
GO PUT	1.550%	6/15/21	5,500	5,518

Spring TX Independent School District GO	5.000%	8/15/26	1,300	1,569
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,365	1,571
Stephen F Austin TX State University Revenue	5.000%	10/15/25	1,275	1,544
Sugar Land TX GO	3.000%	2/15/21	400	412
Sugar Land TX GO	5.000%	2/15/22	250	274
Sugar Land TX GO	5.000%	2/15/23	370	418
Sugar Land TX GO	5.000%	2/15/24	500	583
Sugar Land TX GO	5.000%	2/15/25	500	599
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Hendrick
Medical Center)	5.000%	9/1/21	1,200	1,288
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,239
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,865	1,949
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,591
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,578
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	3.875%	11/15/22	2,750	2,751
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/20	500	517
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,181
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	964
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	850
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/24	1,950	2,269
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/25	1,370	1,631
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/26	3,500	4,239
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/21	1,000	1,061
Texas A&M University Revenue	5.000%	5/15/24	4,730	5,577
Texas Affordable Housing Corp. Single Family
Mortgage Revenue (Heroes Home Loan
Program)	4.250%	3/1/49	5,000	5,512
Texas City TX Independent School District GO	5.000%	8/15/22	275	307
Texas City TX Independent School District GO	5.000%	8/15/23	590	681
Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,957
Texas GO	5.000%	10/1/19	8,000	8,051
Texas GO	5.000%	10/1/20	10,000	10,456
Texas GO	5.000%	4/1/21	3,505	3,732
Texas GO	5.000%	10/1/21	19,025	20,619
Texas GO	5.000%	10/1/21	5,950	6,449
Texas GO	5.000%	4/1/23	11,995	13,217
Texas GO	5.000%	4/1/24	590	692
Texas GO	5.000%	8/1/24	1,000	1,076

Texas GO	5.000%	8/1/25	950	1,022
Texas GO	5.000%	8/1/25	2,875	3,403
Texas GO	5.000%	8/1/25	2,510	3,044
Texas GO	5.000%	8/1/25	2,000	2,425
Texas GO	5.000%	10/1/26	3,760	4,460
Texas GO	5.000%	10/1/26	10,100	11,803
Texas GO VRDO	1.600%	8/7/19	70,000	70,000
Texas GO VRDO	1.600%	8/12/19	37,000	37,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,065
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	7,195	7,300
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,279
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	11,450	12,056
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,125	2,288
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	2,820	3,123
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	3,515	4,043
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	805	949
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,150	2,588
Texas Municipal Power Agency Revenue	5.000%	9/1/22	500	521
Texas Municipal Power Agency Revenue	5.000%	9/1/23	810	844
Texas Municipal Power Agency Revenue	5.000%	9/1/24	420	437
Texas Municipal Power Agency Revenue	5.000%	9/1/25	450	468
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	150	158
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	14,965	15,700
Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	650	712
Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	865	978
Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	699
Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,564
Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,500	3,058
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/20	1,000	1,051
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/21	1,250	1,355
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/22	725	811
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/23	1,720	1,982
Texas Revenue	4.000%	8/29/19	357,765	358,488
Texas State University System Financing
System Revenue	5.000%	3/15/21	2,275	2,418
Texas State University System Financing
System Revenue	5.000%	3/15/22	1,990	2,189
Texas State University System Financing
System Revenue	5.000%	3/15/23	2,310	2,625
Texas State University System Financing
System Revenue	5.000%	3/15/24	1,995	2,338

Texas State University System Financing
System Revenue	5.000%	3/15/26	5,800	6,927
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,044
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,200
Texas Transportation Commission GO	5.000%	10/1/21	15,045	16,306
Texas Transportation Commission GO	5.000%	10/1/22	17,095	19,170
Texas Transportation Commission GO	5.000%	10/1/24	9,510	11,319
Texas Transportation Commission GO	5.000%	4/1/25	4,065	4,889
1 Texas Transportation Commission GO PUT,
SIFMA Municipal Swap Index Yield + 0.300%	1.700%	10/1/21	84,275	84,078
Texas Transportation Commission Revenue	5.000%	10/1/21	37,040	40,153
Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	5,117
Texas Transportation Commission Revenue	5.000%	10/1/24	5,110	6,093
Texas Transportation Commission Revenue	5.000%	4/1/25	2,200	2,578
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,525	19,984
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,845
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,981
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,310
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,571
Texas Water Development Board Revenue	5.000%	10/15/22	3,515	3,946
Texas Water Development Board Revenue	5.000%	8/1/23	3,900	4,492
Texas Water Development Board Revenue	5.000%	4/15/24	2,530	2,972
Texas Water Development Board Revenue	5.000%	4/15/24	3,230	3,794
Texas Water Development Board Revenue	5.000%	8/1/24	4,065	4,816
Texas Water Development Board Revenue	5.000%	10/15/24	2,815	3,354
Texas Water Development Board Revenue	5.000%	10/15/24	2,050	2,442
Texas Water Development Board Revenue	5.000%	4/15/25	3,145	3,790
Texas Water Development Board Revenue	5.000%	4/15/25	4,485	5,405
Texas Water Development Board Revenue	5.000%	8/1/25	5,990	7,272
Texas Water Development Board Revenue	5.000%	10/15/25	2,770	3,379
Texas Water Financial Assistance GO	5.000%	8/1/21	1,000	1,078
Texas Water Financial Assistance GO	5.000%	8/1/21	2,000	2,155
Texas Water Financial Assistance GO	5.000%	8/1/22	965	1,076
Texas Water Financial Assistance GO	5.000%	8/1/22	3,035	3,385
Texas Water Financial Assistance GO	5.000%	8/1/23	1,970	2,267
Texas Water Financial Assistance GO VRDO	1.850%	2/1/20	2,000	2,008
Texas Water Financial Assistance GO VRDO	2.250%	2/1/20	9,000	9,086
Tomball TX Independent School District GO	5.000%	2/15/25	5,000	5,988
5 Tomball TX Independent School District GO
PUT	1.100%	8/15/19	13,610	13,609
Travis TX GO	2.000%	3/1/21	5,420	5,499
Travis TX GO	2.000%	3/1/22	5,530	5,652
Travis TX GO	5.000%	3/1/24	2,750	3,213
Travis TX GO	5.000%	3/1/25	5,000	5,998
Travis TX GO	5.000%	3/1/26	5,000	6,125
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/23	1,090	1,252
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/24	1,300	1,538
Trinity River Authority of Texas Revenue
(Tarrant County Water Project)	5.000%	2/1/23	2,430	2,741
University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,666

University of Houston Texas Revenue	5.000%	2/15/23	6,880	7,792
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	334
University of North Texas Revenue	5.000%	4/15/20	2,180	2,239
University of North Texas Revenue	5.000%	4/15/21	1,750	1,864
University of North Texas Revenue	5.000%	4/15/22	1,035	1,141
University of North Texas Revenue	5.000%	4/15/23	1,270	1,444
University of North Texas Revenue	5.000%	4/15/24	2,250	2,639
University of North Texas Revenue	5.000%	4/15/25	1,135	1,367
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	4,175	4,485
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,270	1,364
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,885	3,208
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	1,520	1,690
University of Texas Permanent University Fund
Revenue VRDO	1.390%	8/7/19	12,820	12,820
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,007
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,025	1,182
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	5,500	6,697
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	3,750	4,566
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	2,945	3,586
Waco TX Independent School District GO	5.000%	8/15/26	3,840	4,515
West Travis County TX Public Utility Agency
Revenue	3.000%	8/15/21 (15)	200	207
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/22 (15)	275	305
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/23 (15)	950	1,085
				3,832,302
Utah (0.3%)
Central UT Water Conservancy District Revenue	5.000%	10/1/23	1,275	1,475
Central UT Water Conservancy District Revenue	5.000%	10/1/24	1,000	1,192
Central UT Water Conservancy District Revenue	5.000%	10/1/25	1,065	1,299
Davis UT School District GO	4.000%	6/1/25	4,395	5,021
Granite UT School District Salt Lake County GO	5.000%	6/1/26	3,680	4,562
Murray UT Hospital Revenue (IHC Health
Services) VRDO	1.380%	8/7/19	20,000	20,000
University of Utah Revenue	5.000%	8/1/22	1,150	1,281
University of Utah Revenue	5.000%	8/1/23	625	719
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	5.000%	4/1/21	5,320	5,646
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/20	140	144
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/21	110	116
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/22	100	109
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/23	160	179

Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/24	170	196
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/25	135	159
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/26	125	149
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/25	1,165	1,243
Utah County UT Hospital Revenue (IHC Health
Services) PUT	5.000%	8/1/24	21,000	23,972
Utah County UT Hospital Revenue (IHC Health
Services) VRDO	1.350%	8/7/19	13,200	13,200
Utah GO	5.000%	7/1/25	9,355	11,221
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	585	626
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	786
				93,295
Vermont (0.0%)
5 University of Vermont & State Agricultural
College GO	5.000%	10/1/25	500	605
5 University of Vermont & State Agricultural
College GO	5.000%	10/1/26	500	618
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/21	360	391
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/22	650	728
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23	1,000	1,156
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24	2,445	2,911
				6,409
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,029
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,108
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,153
				5,290
Virginia (1.6%)
Arlington County VA GO	5.000%	6/15/23	7,815	8,970
Arlington County VA GO	5.000%	6/15/24	8,575	10,149
Arlington County VA GO	5.000%	6/15/25	8,225	10,000
Arlington County VA GO	4.000%	8/1/25	7,780	8,643
Arlington County VA GO	5.000%	6/15/26	8,190	10,185
Arlington County VA GO	4.000%	8/1/26	13,670	15,141
Chesapeake VA Economic Development
Authority Pollution Control Revenue PUT	1.900%	6/1/23	2,125	2,151
Chesapeake VA Hospital Authority Revenue
(Chesapeake Regional Medical Center)	5.000%	7/1/23	935	1,069
Chesapeake VA Hospital Authority Revenue
(Chesapeake Regional Medical Center)	5.000%	7/1/24	885	1,040
Chesapeake VA Hospital Authority Revenue
(Chesapeake Regional Medical Center)	5.000%	7/1/25	3,025	3,632
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,613
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	6,699

Fairfax County VA GO	3.000%	10/1/22	9,555	10,135
Fairfax County VA GO	5.000%	10/1/25	10,215	11,816
Fairfax County VA GO	5.000%	10/1/25	1,505	1,794
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) PUT	5.000%	5/15/23	14,500	16,529
Halifax County VA Industrial Development
Authority Revenue (Virginia Electric & Power
Co.) PUT	2.150%	9/1/20	10,000	10,090
Henrico County VA Economic Development
Authority Revenue (Westminster-Canterbury
Corp. Obligated Group)	5.000%	10/1/22	730	808
Henrico County VA Economic Development
Authority Revenue (Westminster-Canterbury
Corp. Obligated Group)	5.000%	10/1/24	500	582
Henrico County VA Economic Development
Authority Revenue (Westminster-Canterbury
Corp. Obligated Group)	5.000%	10/1/25	1,000	1,187
Henrico County VA Water & Sewer Revenue	5.000%	5/1/21	1,250	1,336
Henrico County VA Water & Sewer Revenue	5.000%	5/1/23	1,380	1,577
Henrico County VA Water & Sewer Revenue	5.000%	5/1/24	1,450	1,709
Henrico County VA Water & Sewer Revenue	5.000%	5/1/25	1,485	1,795
Henrico County VA Water & Sewer Revenue	5.000%	5/1/26	1,415	1,752
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/21	440	451
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/22	530	550
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/23	825	866
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/24	1,015	1,074
Loudoun County VA Economic Development
Authority Revenue (Roads & Public Facilities
Project)	5.000%	12/1/25	1,000	1,224
Loudoun County VA GO	5.000%	12/1/22	5,120	5,779
Loudoun County VA GO	5.000%	12/1/23	5,000	5,834
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.800%	4/1/22	3,510	3,537
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.900%	6/1/23	4,000	4,059
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/23	1,250	1,401
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/24	1,055	1,215
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/25	1,455	1,718

Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/26	1,420	1,713
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,898
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	3,039
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,250
Norfolk VA Redevelopment & Housing Authority
Revenue (Fort Norfolk Retirement Community
Inc.)	4.000%	1/1/24	1,675	1,760
Peninsula Town Center Community
Development Authority Revenue	4.000%	9/1/23	225	233
Peninsula VA Ports Authority Coal Terminal
Revenue PUT	1.550%	10/1/19	3,375	3,373
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	4.000%	1/1/21	930	957
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,512
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group) VRDO	1.400%	8/7/19	25,000	25,000
University of Virginia Revenue	5.000%	6/1/20	525	542
University of Virginia Revenue	5.000%	6/1/21	2,660	2,851
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/20	140	145
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/21	250	268
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/23	400	454
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/25	750	889
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,900	6,244
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	6,200	6,796
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/23	6,505	7,373
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/24	11,670	13,642

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/24	17,330	20,259
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/26	10,500	12,889
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/20	275	281
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,140	1,192
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,000	1,045
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	1,000	1,066
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	970	1,034
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	20,096
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,269
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,613
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	4,000	4,409
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	1,000	1,108
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22	3,865	4,333
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/23	2,705	3,083
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	2,510	2,876
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	1,825	2,114
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	5,010	5,920
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/25	4,090	4,960
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	7,550	9,355
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	4,965	4,965
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19 (Prere.)	11,350	11,350
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	3,055	3,719
Virginia Public Building Authority Revenue	5.000%	8/1/24	6,280	7,454
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	16,220
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	21,232
Virginia Public School Authority Revenue	5.000%	8/1/22	1,000	1,117
Virginia Public School Authority Revenue	5.000%	8/1/23	3,000	3,349

Virginia Public School Authority Revenue	4.000%	8/1/25	5,065	5,730
Virginia Public School Authority Revenue	5.000%	8/1/27	1,465	1,776
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,522
1 Virginia Small Business Financing Authority
Hospital Revenue (Carilion Clinic) PUT	1.420%	8/7/19 LOC	16,380	16,380
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20	10,625	10,674
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	1,750	1,766
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.900%	6/1/23	4,000	4,047
				466,252
Washington (2.2%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	2/1/26	1,250	1,368
1 Central Puget Sound WA Regional Transit
AuthoritySales & Use Tax Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.300%	1.700%	11/1/21	14,575	14,571
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,211
5 Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/25	500	612
5 Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/26	1,000	1,250
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,220	1,264
Energy Northwest Washington Electric Revenue
(Project No. 1)	4.000%	7/1/24	4,500	5,107
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/24	3,200	3,789
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/24	11,160	13,215
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/25	11,630	14,105
1 Everett WA GO PUT, SIFMA Municipal Swap
Index Yield + 0.400%	1.800%	12/1/19	2,860	2,860
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/23	525	591
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/24	255	295
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/25	235	279
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,532
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,630
King County WA GO	5.000%	1/1/25	1,800	2,001
King County WA GO	5.000%	12/1/25	1,575	1,826
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,373
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,193
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,468
King County WA School District No. 411
Issaquah GO	5.000%	12/1/26	1,575	1,766
King County WA School District No. 414 GO	5.000%	12/1/22	180	203
King County WA School District No. 414 GO	5.000%	12/1/23	400	465
King County WA School District No. 414 GO	5.000%	12/1/24	385	460

King County WA School District No. 414 GO	5.000%	12/1/25	520	637
King County WA Sewer Revenue	5.250%	1/1/21 (Prere.)	6,240	6,600
King County WA Sewer Revenue	5.000%	7/1/22	5,330	5,926
King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,743
King County WA Sewer Revenue	5.000%	1/1/26	3,990	4,421
King County WA Sewer Revenue	5.000%	1/1/26	6,720	7,572
King County WA Sewer Revenue PUT	2.450%	12/1/20	35,000	35,261
King County WA Sewer Revenue PUT	2.600%	12/1/21	21,125	21,468
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	4.000%	12/1/20	510	529
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	4.000%	12/1/21	575	612
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/22	355	399
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/23	270	313
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/24	335	399
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,046
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,075	1,164
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	16,685	17,921
Pierce County WA School District No. 402 GO	4.000%	12/1/22	1,000	1,094
Pierce County WA School District No. 402 GO	5.000%	12/1/23	800	929
Pierce County WA School District No. 402 GO	5.000%	12/1/24	500	598
Pierce County WA School District No. 402 GO	5.000%	12/1/25	1,000	1,225
Port of Seattle WA Revenue	5.000%	3/1/22	1,470	1,611
Port of Seattle WA Revenue	5.000%	8/1/23	2,315	2,571
Seattle WA GO	5.000%	6/1/22	15,755	17,467
Seattle WA GO	5.000%	9/1/25	5,015	5,502
Seattle WA Municipal Light & Power Revenue	5.000%	5/1/25	5,000	6,039
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/25	2,875	3,501
1 Seattle WA Municipal Light & Power Revenue
PUT, SIFMA Municipal Swap Index Yield +
0.290%	1.690%	11/1/21	24,785	24,811
Seattle WA Water System Revenue	5.000%	5/1/21	1,180	1,260
Seattle WA Water System Revenue	5.000%	5/1/23	4,955	5,657
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/20	1,705	1,757
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/22	1,340	1,440
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/23	1,915	2,094
Snohomish County WA GO	4.000%	12/1/25	3,220	3,544
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/20	1,000	1,052
Snohomish County WA School District No. 4
(Lake Stevens) GO	5.000%	12/1/22	700	788
Snohomish County WA School District No. 401
(Stanwood) GO	5.000%	12/15/24	1,000	1,196
Snohomish County WA School District No. 401
(Stanwood) GO	5.000%	12/15/25	1,000	1,223
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/22	750	819

Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/23	715	802
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/24	1,550	1,738
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	2,685	2,690
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	42,846
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	44,240
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/25	1,100	1,283
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	9,015	10,359
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	9,593
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	3,540	3,952
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	5,805	6,479
Washington GO	5.000%	7/1/20	9,245	9,577
Washington GO	5.000%	8/1/20	10,075	10,470
Washington GO	5.000%	7/1/21	11,000	11,392
Washington GO	5.000%	8/1/23	5,000	5,760
Washington GO	5.000%	2/1/24	1,585	1,853
Washington GO	5.000%	7/1/24	10,000	11,118
Washington GO	5.000%	7/1/24	4,430	4,925
Washington GO	5.000%	8/1/24	13,710	16,281
Washington GO	5.000%	2/1/25	2,960	3,452
Washington GO	4.000%	7/1/25	1,020	1,100
Washington GO	5.000%	7/1/25	12,500	13,878
Washington GO	5.000%	8/1/25	360	438
Washington GO	5.000%	8/1/25	5,115	6,223
Washington GO	5.000%	8/1/25	9,205	11,199
Washington GO	4.000%	7/1/26	28,260	30,421
Washington GO	5.000%	7/1/26	2,500	2,774
Washington GO	5.000%	8/1/26	12,420	15,434
Washington GO	4.000%	7/1/27	15,000	16,114
Washington GO	4.000%	7/1/29	10,000	10,913
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/20	875	901
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/21	1,000	1,062
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/22	1,965	2,150
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/19	850	851
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,001
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,029
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,434
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,056
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/23	725	831

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/24	1,365	1,609
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/25	670	809
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,010	1,058
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,020	1,105
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,006
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,850	2,063
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,328
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,129
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	835
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	803
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/25	2,235	2,601
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	1.450%	8/7/19	14,315	14,315
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/20	480	486
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/21	1,000	1,039
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/22	540	575
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/24	605	671
Washington Housing Finance Commission
Revenue (SAG Preservation Portfolio
Projects) PUT	2.550%	7/1/21	3,125	3,172
Washington State University General Revenue	5.000%	4/1/21	1,465	1,559
Washington State University General Revenue	5.000%	4/1/22	1,450	1,596
Washington State University General Revenue	5.000%	10/1/22	650	728
Washington State University General Revenue	5.000%	10/1/23	350	404
Washington State University General Revenue	5.000%	10/1/24	585	696
				630,829
West Virginia (0.3%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/23	5,105	5,864
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/24	6,690	7,901
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	3,465	4,189
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,105

West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	7,065	7,213
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24	10,000	10,271
West Virginia GO	5.000%	6/1/22	11,010	12,206
West Virginia GO	5.000%	12/1/22	2,600	2,932
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/23	700	796
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/24	1,010	1,183
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/25	1,150	1,379
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/24	1,900	2,167
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/26	1,370	1,628
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/23	2,235	2,553
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/24	2,350	2,767
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/25	2,465	2,974
1 West Virginia University Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.530%	1.930%	10/1/19	4,500	4,500
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	806
				76,434
Wisconsin (1.0%)
DeForest WI Area School District GO	5.000%	4/1/21	555	590
DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,881
Milwaukee WI GO	5.000%	4/1/22	3,715	4,096
Milwaukee WI GO	4.000%	3/15/25	3,000	3,449
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,677
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/20	900	919
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/21	900	952
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/22	1,375	1,505
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/23	1,400	1,582
5 Sun Prairie WI Area School District GO	5.000%	3/1/25	325	388
5 Sun Prairie WI Area School District GO	5.000%	3/1/26	330	403

University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	677
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,717
Verona WI Area School District GO	5.000%	4/1/25	3,315	3,985
Waukesha WI School District GO	4.000%	4/1/24	780	875
Waukesha WI School District GO	4.000%	4/1/25	825	943
Wauwatosa WI School District GO	5.000%	3/1/25	5,550	6,671
West De Pere WI School District GO	5.000%	4/1/26	3,160	3,882
Wisconsin Clean Water Revenue	5.000%	6/1/22 (ETM)	5,500	6,091
Wisconsin GO	5.000%	11/1/19	3,100	3,130
Wisconsin GO	5.000%	11/1/20	7,400	7,762
Wisconsin GO	5.000%	5/1/21 (Prere.)	1,000	1,067
Wisconsin GO	5.000%	5/1/22 (Prere.)	135	149
Wisconsin GO	5.000%	5/1/24	2,000	2,284
Wisconsin GO	5.000%	5/1/24	9,310	10,287
Wisconsin GO	5.000%	5/1/24	7,920	9,046
Wisconsin GO	5.000%	5/1/25	4,920	5,617
Wisconsin GO	5.000%	5/1/25	18,615	21,254
Wisconsin GO	5.000%	5/1/27	4,000	4,753
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	860
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	1,330	1,372
1 Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group) PUT, SIFMA Municipal
Swap Index Yield + 0.350%	1.750%	7/28/21	3,500	3,493
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24	1,000	1,161
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26	1,000	1,208
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/21	850	904
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/22	775	845
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/23	500	557
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/24	500	569
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/25	500	577
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/26	635	743
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	34,460	35,518
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)	13,000	13,972

Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/23	525	602
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/24	950	1,122
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/25	725	877
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22	1,000	1,096
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23	1,000	1,130
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24	1,050	1,220
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,501
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/19	1,500	1,516
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	5,538
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,382
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	2,690
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/21	630	681
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/22	350	390
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/23	325	372
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/20	1,840	1,876
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/21	1,990	2,097
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/22	2,100	2,288
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/23	2,130	2,390
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/21	1,470	1,593
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/24	970	1,146
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.950%	5/1/20	3,750	3,754

Wisconsin Housing & Economic Development
Authority Revenue PUT	5.000%	6/1/23	20,000	22,122
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	4,829
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,139
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,070	2,203
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,387
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,333
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,300	1,470
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/24	3,225	3,748
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	1,430	1,702
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	225	229
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/23	815	903
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/24	2,555	2,880
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/25	4,485	5,132
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/26	3,210	3,720
Wisconsin Transportation Revenue	5.000%	7/1/25	3,390	3,891
Wisconsin Transportation Revenue	5.000%	7/1/26	745	854
				273,214
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	1.470%	8/1/19	36,450	36,450
1 Wyoming Community Development Authority
PUT, SIFMA Municipal Swap Index Yield +
0.320%	1.720%	9/1/21	4,000	4,006
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/22 (15)	350	379
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/23 (15)	200	223
				41,058
Total Tax-Exempt Municipal Bonds (Cost $28,141,262)				28,672,937

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
7 Vanguard Municipal Cash Management Fund (Cost $400,773)	1.449%	4,007,497	400,790
Total Investments (100.9%) (Cost $28,542,035)			29,073,727
Other Assets and Liabilities-Net (-0.9%)			(267,081)
Net Assets (100%)			28,806,646

1 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2 Step bond.
3 Securities with a value of $6,290,000 have been segregated as initial margin for open futures contracts.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $934,713,000, representing 3.2% of net assets.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2019.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

Limited-Term Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	12,460	2,671,502	(4,168)

Limited-Term Tax-Exempt Fund

Short Futures Contracts
10-Year U.S. Treasury Note	September 2019	(2,356)	(300,206)	(146)
5-Year U.S. Treasury Note	September 2019	(2,030)	(238,636)	451
Ultra Long U.S. Treasury Bond	September 2019	(182)	(32,316))	(166)
				139
				(4,029)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Limited-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	28,672,937	—
Temporary Cash Investments	400,790	—	—
Futures Contracts—Assets[1]	127	—	—
Futures Contracts—Liabilities[1]	(2,715)	—	—
Total	398,202	28,672,937	—
1 Represents variation margin on the last day of the reporting period.